UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2017
Columbia Large Cap Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Large Cap Growth Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Growth Fund   |  Semiannual Report 2017

Columbia Large Cap Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
John Wilson, CFA
Lead Manager
Managed Fund since 2005
Peter Deininger, CFA, CAIA
Co-manager
Managed Fund since 2010
Tchintcia Barros, CFA
Co-manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	3.51	15.30	13.82	7.49
	Including sales charges		-2.44	8.68	12.48	6.86
Class B	Excluding sales charges	11/01/98	3.13	14.44	12.98	6.68
	Including sales charges		-1.87	9.44	12.74	6.68
Class C	Excluding sales charges	11/18/02	3.12	14.47	12.99	6.69
	Including sales charges		2.12	13.47	12.99	6.69
Class E	Excluding sales charges	09/22/06	3.48	15.20	13.72	7.38
	Including sales charges		-1.19	10.01	12.68	6.89
Class F	Excluding sales charges	09/22/06	3.09	14.45	12.98	6.68
	Including sales charges		-1.91	9.45	12.74	6.68
Class I *		09/27/10	3.74	15.79	14.33	7.89
Class K *		03/07/11	3.56	15.45	13.98	7.64
Class R *		09/27/10	3.35	15.01	13.54	7.20
Class R4 *		11/08/12	3.64	15.59	14.13	7.76
Class R5 *		03/07/11	3.70	15.72	14.26	7.85
Class V	Excluding sales charges	12/14/90	3.50	15.33	13.81	7.45
	Including sales charges		-2.46	8.69	12.47	6.81
Class W *		09/27/10	3.50	15.30	13.84	7.53
Class Y *		07/15/09	3.71	15.78	14.33	7.91
Class Z		12/14/90	3.63	15.58	14.12	7.76
Russell 1000 Growth Index			4.28	17.23	13.93	8.42
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. (Effective January 24, 2017, Class T shares were renamed as Class V shares.) Returns for Class E are shown with and without the maximum sales charge of 4.50%. Returns for Class B and Class F are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Columbia Large Cap Growth Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Top 10 holdings (%) (at January 31, 2017)
Microsoft Corp.	4.7
Amazon.com, Inc.	4.5
Apple, Inc.	4.3
Facebook, Inc., Class A	3.9
Alphabet, Inc., Class A	3.2
Comcast Corp., Class A	3.2
Visa, Inc., Class A	3.1
Alphabet, Inc., Class C	2.7
PepsiCo, Inc.	2.5
Electronic Arts, Inc.	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2017)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2017)
Consumer Discretionary	19.4
Consumer Staples	7.2
Energy	1.4
Financials	4.4
Health Care	15.3
Industrials	10.6
Information Technology	37.4
Materials	1.6
Real Estate	2.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Columbia Large Cap Growth Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.10	1,019.87	5.70	5.66	1.10
Class B	1,000.00	1,000.00	1,031.30	1,016.10	9.52	9.45	1.84
Class C	1,000.00	1,000.00	1,031.20	1,016.10	9.52	9.45	1.84
Class E	1,000.00	1,000.00	1,034.80	1,019.36	6.22	6.17	1.20
Class F	1,000.00	1,000.00	1,030.90	1,016.05	9.57	9.50	1.85
Class I	1,000.00	1,000.00	1,037.40	1,021.96	3.58	3.55	0.69
Class K	1,000.00	1,000.00	1,035.60	1,020.43	5.13	5.10	0.99
Class R	1,000.00	1,000.00	1,033.50	1,018.60	6.99	6.94	1.35
Class R4	1,000.00	1,000.00	1,036.40	1,021.15	4.41	4.38	0.85
Class R5	1,000.00	1,000.00	1,037.00	1,021.71	3.84	3.81	0.74
Class V ( formerly Class T )	1,000.00	1,000.00	1,035.00	1,019.87	5.70	5.66	1.10
Class W	1,000.00	1,000.00	1,035.00	1,019.87	5.70	5.66	1.10
Class Y	1,000.00	1,000.00	1,037.10	1,021.96	3.58	3.55	0.69
Class Z	1,000.00	1,000.00	1,036.30	1,021.15	4.41	4.38	0.85
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Large Cap Growth Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 18.8%
Hotels, Restaurants & Leisure 3.4%
Norwegian Cruise Line Holdings Ltd.(a)	568,850	26,735,950
Starbucks Corp.	592,900	32,739,938
Yum China Holdings, Inc.(a)	552,770	15,190,120
Yum! Brands, Inc.	552,770	36,223,018
Total		110,889,026
Household Durables 2.1%
Mohawk Industries, Inc.(a)	66,300	14,310,192
Newell Brands, Inc.	1,119,702	52,995,495
Total		67,305,687
Internet & Catalog Retail 6.3%
Amazon.com, Inc.(a)	174,305	143,536,682
Expedia, Inc.	187,951	22,852,962
Priceline Group, Inc. (The)(a)	25,194	39,683,825
Total		206,073,469
Media 4.4%
Comcast Corp., Class A	1,333,673	100,585,618
DISH Network Corp., Class A(a)	761,548	45,060,795
Total		145,646,413
Multiline Retail 1.0%
Dollar General Corp.	427,912	31,588,464
Specialty Retail 1.6%
TJX Companies, Inc. (The)	711,121	53,277,185
Total Consumer Discretionary		614,780,244
Consumer Staples 7.0%
Beverages 4.0%
Constellation Brands, Inc., Class A	161,108	24,127,534
Molson Coors Brewing Co., Class B	302,000	29,149,040
PepsiCo, Inc.	756,991	78,560,526
Total		131,837,100
Food & Staples Retailing 1.4%
SYSCO Corp.	871,628	45,725,605
Tobacco 1.6%
Philip Morris International, Inc.	542,842	52,183,401
Total Consumer Staples		229,746,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Cimarex Energy Co.	140,600	19,010,526
Hess Corp.	489,040	26,496,187
Total		45,506,713
Total Energy		45,506,713
Financials 4.3%
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	1,168,470	52,265,663
BlackRock, Inc.	71,839	26,866,349
Goldman Sachs Group, Inc. (The)	263,981	60,536,123
Total		139,668,135
Total Financials		139,668,135
Health Care 14.9%
Biotechnology 8.2%
AbbVie, Inc.	853,626	52,165,085
Alexion Pharmaceuticals, Inc.(a)	342,434	44,749,275
Biogen, Inc.(a)	231,470	64,172,743
BioMarin Pharmaceutical, Inc.(a)	271,880	23,824,844
Celgene Corp.(a)	428,713	49,795,015
Vertex Pharmaceuticals, Inc.(a)	400,265	34,370,756
Total		269,077,718
Health Care Equipment & Supplies 4.2%
Edwards Lifesciences Corp.(a)	499,267	48,049,456
Medtronic PLC	476,300	36,208,326
Zimmer Biomet Holdings, Inc.	438,373	51,872,677
Total		136,130,459
Health Care Providers & Services 1.1%
Aetna, Inc.	309,442	36,702,915
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	290,448	44,261,371
Total Health Care		486,172,463
Industrials 10.2%
Aerospace & Defense 1.0%
L-3 Communications Corp.	213,800	33,927,922
Air Freight & Logistics 1.9%
FedEx Corp.	334,250	63,210,018

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.3%
Alaska Air Group, Inc.	436,900	40,989,958
Electrical Equipment 0.6%
Sensata Technologies Holding NV(a)	451,200	18,927,840
Machinery 3.6%
Cummins, Inc.	134,700	19,802,247
Ingersoll-Rand PLC	454,294	36,048,229
Stanley Black & Decker, Inc.	318,090	39,443,160
Xylem, Inc.	476,100	23,476,491
Total		118,770,127
Professional Services 0.8%
Nielsen Holdings PLC	678,045	27,738,821
Road & Rail 1.0%
Kansas City Southern	364,951	31,352,940
Total Industrials		334,917,626
Information Technology 36.2%
Internet Software & Services 10.8%
Alibaba Group Holding Ltd., ADR(a)	431,942	43,760,044
Alphabet, Inc., Class A(a)	124,719	102,293,277
Alphabet, Inc., Class C(a)	106,073	84,517,906
Facebook, Inc., Class A(a)	949,773	123,774,417
Total		354,345,644
IT Services 4.3%
Leidos Holdings, Inc.	834,400	40,318,208
Visa, Inc., Class A	1,196,326	98,948,123
Total		139,266,331
Semiconductors & Semiconductor Equipment 6.7%
Broadcom Ltd.	289,031	57,661,684
Lam Research Corp.	348,200	39,994,252
Micron Technology, Inc.(a)	1,102,600	26,583,686
NVIDIA Corp.	487,660	53,242,719
NXP Semiconductors NV(a)	230,882	22,591,804
ON Semiconductor Corp.(a)	1,428,100	19,022,292
Total		219,096,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.2%
Electronic Arts, Inc.(a)	821,705	68,554,848
Microsoft Corp.	2,285,738	147,772,962
Red Hat, Inc.(a)	526,260	39,932,609
Salesforce.com, Inc.(a)	497,405	39,344,735
ServiceNow, Inc.(a)	440,767	39,942,306
Total		335,547,460
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	1,135,762	137,824,719
Total Information Technology		1,186,080,591
Materials 1.5%
Chemicals 1.5%
Eastman Chemical Co.	636,959	49,364,323
Total Materials		49,364,323
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	415,500	43,004,250
Equinix, Inc.	46,500	17,901,570
Simon Property Group, Inc.	139,011	25,546,051
Total		86,451,871
Total Real Estate		86,451,871
Total Common Stocks (Cost $2,311,147,500)		3,172,688,072

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	53,140,319	53,140,319
Total Money Market Funds (Cost $53,140,984)		53,140,319
Total Investments (Cost: $2,364,288,484)		3,225,828,391
Other Assets & Liabilities, Net		50,005,009
Net Assets		3,275,833,400

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	112,336,461	271,178,258	(330,374,400)	53,140,319	990	204,667	53,140,319
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in thePortfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	614,780,244	—	—	—	614,780,244
Consumer Staples	229,746,106	—	—	—	229,746,106
Energy	45,506,713	—	—	—	45,506,713
Financials	139,668,135	—	—	—	139,668,135
Health Care	486,172,463	—	—	—	486,172,463
Industrials	334,917,626	—	—	—	334,917,626
Information Technology	1,186,080,591	—	—	—	1,186,080,591
Materials	49,364,323	—	—	—	49,364,323
Real Estate	86,451,871	—	—	—	86,451,871
Total Common Stocks	3,172,688,072	—	—	—	3,172,688,072
Money Market Funds	—	—	—	53,140,319	53,140,319
Total Investments	3,172,688,072	—	—	53,140,319	3,225,828,391
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$2,311,147,500
Affiliated issuers, at cost	53,140,984
Total investments, at cost	2,364,288,484
Investments, at value
Unaffiliated issuers, at value	3,172,688,072
Affiliated issuers, at value	53,140,319
Total investments, at value	3,225,828,391
Receivable for:
Investments sold	73,044,778
Capital shares sold	595,085
Dividends	1,199,752
Foreign tax reclaims	61,469
Prepaid expenses	15,014
Trustees’ deferred compensation plan	234,109
Other assets	103,793
Total assets	3,301,082,391
Liabilities
Payable for:
Investments purchased	19,672,410
Capital shares purchased	4,770,018
Management services fees	59,679
Distribution and/or service fees	17,223
Transfer agent fees	303,734
Compensation of board members	18,098
Compensation of chief compliance officer	164
Other expenses	173,556
Trustees’ deferred compensation plan	234,109
Total liabilities	25,248,991
Net assets applicable to outstanding capital stock	$3,275,833,400
Represented by
Paid in capital	2,402,437,214
Excess of distributions over net investment income	(869,460)
Accumulated net realized gain	12,731,265
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	861,540,572
Investments - affiliated issuers	(665)
Foreign currency translations	(5,526)
Total - representing net assets applicable to outstanding capital stock	$3,275,833,400
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$1,734,555,377
Shares outstanding	50,346,551
Net asset value per share	$34.45
Maximum offering price per share(a)	$36.55
Class B
Net assets	$6,771,385
Shares outstanding	229,884
Net asset value per share	$29.46
Class C
Net assets	$99,485,784
Shares outstanding	3,373,570
Net asset value per share	$29.49
Class E
Net assets	$14,204,894
Shares outstanding	413,572
Net asset value per share	$34.35
Maximum offering price per share(b)	$35.97
Class F
Net assets	$830,232
Shares outstanding	28,188
Net asset value per share	$29.45
Class I
Net assets	$142,158,410
Shares outstanding	3,982,178
Net asset value per share	$35.70
Class K
Net assets	$60,476
Shares outstanding	1,704
Net asset value per share	$35.50 (c)
Class R
Net assets	$27,433,474
Shares outstanding	799,714
Net asset value per share	$34.30
Class R4
Net assets	$8,726,394
Shares outstanding	240,064
Net asset value per share	$36.35
Class R5
Net assets	$21,627,904
Shares outstanding	606,817
Net asset value per share	$35.64
Class V(d)
Net assets	$176,957,252
Shares outstanding	5,179,099
Net asset value per share	$34.17
Maximum offering price per share(a)	$36.25
Class W
Net assets	$95,528,565
Shares outstanding	2,767,292
Net asset value per share	$34.52
Class Y
Net assets	$29,700,834
Shares outstanding	831,616
Net asset value per share	$35.71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class Z
Net assets	$917,792,419
Shares outstanding	25,755,946
Net asset value per share	$35.63

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A and 5.75% for Class V.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.50%.
(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(d)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$23,556,793
Dividends — affiliated issuers	204,667
Foreign taxes withheld	(15,727)
Total income	23,745,733
Expenses:
Management services fees	11,198,192
Distribution and/or service fees
Class A	2,218,611
Class B	42,015
Class C	521,463
Class E	25,455
Class F	4,093
Class R	65,419
Class V(a)	223,978
Class W	143,816
Transfer agent fees
Class A	1,411,788
Class B	6,670
Class C	82,930
Class E	11,573
Class F	652
Class I	1,321
Class K	21
Class R	20,840
Class R4	7,137
Class R5	5,725
Class V(a)	142,556
Class W	91,330
Class Y	267
Class Z	753,437
Plan administration fees
Class K	101
Compensation of board members	42,582
Custodian fees	13,334
Printing and postage fees	166,943
Registration fees	110,665
Audit fees	17,454
Legal fees	42,495
Compensation of chief compliance officer	774
Other	53,344
Total expenses	17,426,981
Net investment income	6,318,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,734,526
Investments — affiliated issuers	990
Foreign currency translations	(4,884)
Net realized gain	31,730,632
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	74,708,288
Investments — affiliated issuers	(665)
Foreign currency translations	159
Net change in unrealized appreciation (depreciation)	74,707,782
Net realized and unrealized gain	106,438,414
Net increase in net assets resulting from operations	$112,757,166

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$6,318,752	$2,726,196
Net realized gain	31,730,632	54,043,162
Net change in unrealized appreciation (depreciation)	74,707,782	(94,214,983)
Net increase (decrease) in net assets resulting from operations	112,757,166	(37,445,625)
Distributions to shareholders
Net investment income
Class A	(3,773,405)	—
Class E	(17,540)	—
Class I	(832,323)	—
Class K	(264)	—
Class R4	(36,249)	—
Class R5	(118,814)	—
Class V(a)	(387,489)	—
Class W	(235,725)	—
Class Y	(161,094)	—
Class Z	(4,107,042)	—
Net realized gains
Class A	(23,427,982)	(176,100,584)
Class B	(122,752)	(1,569,397)
Class C	(1,596,310)	(9,955,129)
Class E	(194,021)	(1,496,760)
Class F	(12,822)	(92,248)
Class I	(1,875,904)	(15,622,651)
Class K	(1,140)	(10,885)
Class R	(363,455)	(1,563,397)
Class R4	(107,340)	(684,994)
Class R5	(290,954)	(493,535)
Class V(a)	(2,405,763)	(17,926,315)
Class W	(1,463,521)	(13,727,878)
Class Y	(363,076)	(880,687)
Class Z	(12,161,838)	(95,054,593)
Total distributions to shareholders	(54,056,823)	(335,179,053)
Increase (decrease) in net assets from capital stock activity	(220,779,717)	231,083,612
Total decrease in net assets	(162,079,374)	(141,541,066)
Net assets at beginning of period	3,437,912,774	3,579,453,840
Net assets at end of period	$3,275,833,400	$3,437,912,774
Undistributed (excess of distributions over) net investment income	$(869,460)	$2,481,733

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	928,232	31,278,773	4,613,748	155,291,412
Fund reorganization	—	—	1,462,001	46,928,343
Distributions reinvested	783,217	26,049,800	4,914,876	166,712,581
Redemptions	(4,874,428)	(164,146,485)	(7,111,670)	(233,158,171)
Net increase (decrease)	(3,162,979)	(106,817,912)	3,878,955	135,774,165
Class B
Subscriptions	815	23,413	14,726	434,587
Distributions reinvested	4,275	121,714	52,582	1,538,539
Redemptions (a)	(111,098)	(3,206,641)	(255,564)	(7,325,007)
Net decrease	(106,008)	(3,061,514)	(188,256)	(5,351,881)
Class C
Subscriptions	210,786	6,068,284	937,651	27,319,402
Fund reorganization	—	—	682,164	18,850,494
Distributions reinvested	48,169	1,372,803	275,189	8,060,285
Redemptions	(639,133)	(18,490,750)	(730,303)	(20,542,131)
Net increase (decrease)	(380,178)	(11,049,663)	1,164,701	33,688,050
Class E
Subscriptions (b)	344	11,489	4,323	142,437
Distributions reinvested	6,380	211,561	44,244	1,496,760
Redemptions	(32,199)	(1,083,286)	(49,352)	(1,623,621)
Net increase (decrease)	(25,475)	(860,236)	(785)	15,576
Class F
Subscriptions	—	—	2,264	60,050
Distributions reinvested	450	12,822	3,153	92,248
Redemptions (b)	(39)	(1,151)	(3,975)	(110,539)
Net increase	411	11,671	1,442	41,759
Class I
Subscriptions	12,016	421,759	35,732	1,197,543
Fund reorganization	—	—	57	1,909
Distributions reinvested	78,633	2,708,134	445,082	15,622,367
Redemptions	(382,753)	(13,449,832)	(822,327)	(28,542,209)
Net decrease	(292,104)	(10,319,939)	(341,456)	(11,720,390)
Class K
Distributions reinvested	40	1,356	303	10,593
Redemptions	(803)	(27,744)	(2,391)	(84,855)
Net decrease	(763)	(26,388)	(2,088)	(74,262)
Class R
Subscriptions	152,038	5,100,111	736,094	24,428,710
Fund reorganization	—	—	8,726	278,844
Distributions reinvested	1,641	54,360	7,553	255,279
Redemptions	(94,623)	(3,175,514)	(155,908)	(4,944,658)
Net increase	59,056	1,978,957	596,465	20,018,175
Class R4
Subscriptions	54,418	1,938,035	183,110	6,461,665
Fund reorganization	—	—	32,783	1,109,895
Distributions reinvested	3,564	125,032	16,895	603,811
Redemptions	(76,152)	(2,705,086)	(139,333)	(4,796,960)
Net increase (decrease)	(18,170)	(642,019)	93,455	3,378,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class R5
Subscriptions	59,328	2,072,711	558,753	18,752,637
Fund reorganization	—	—	7,632	253,682
Distributions reinvested	11,913	409,681	14,073	493,263
Redemptions	(86,591)	(2,993,432)	(58,352)	(1,989,524)
Net increase (decrease)	(15,350)	(511,040)	522,106	17,510,058
Class V(c)
Subscriptions	32,087	1,065,524	146,686	4,903,647
Distributions reinvested	63,154	2,083,438	395,079	13,294,402
Redemptions	(280,108)	(9,352,313)	(444,629)	(14,713,593)
Net increase (decrease)	(184,867)	(6,203,351)	97,136	3,484,456
Class W
Subscriptions	123,160	4,154,255	828,201	28,209,126
Distributions reinvested	50,981	1,699,204	403,872	13,727,609
Redemptions	(1,106,045)	(37,380,812)	(1,353,684)	(44,175,075)
Net decrease	(931,904)	(31,527,353)	(121,611)	(2,238,340)
Class Y
Subscriptions	182,264	6,437,925	670,208	23,098,478
Distributions reinvested	15,209	524,120	25,076	880,426
Redemptions	(64,732)	(2,262,528)	(67,229)	(2,303,768)
Net increase	132,741	4,699,517	628,055	21,675,136
Class Z
Subscriptions	835,448	29,114,075	3,416,276	117,565,383
Fund reorganization	—	—	201,114	6,678,195
Distributions reinvested	322,801	11,101,116	1,794,198	62,886,686
Redemptions	(2,772,928)	(96,665,638)	(5,092,805)	(172,247,565)
Net increase (decrease)	(1,614,679)	(56,450,447)	318,783	14,882,699
Total net increase (decrease)	(6,540,269)	(220,779,717)	6,646,902	231,083,612

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Includes conversions of Class F shares to Class E shares, if any.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2017

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Columbia Large Cap Growth Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
01/31/2017 (c)	$33.82	0.05	1.12	1.17	(0.08)	(0.46)
07/31/2016	$37.69	0.00 (e)	(0.36)	(0.36)	—	(3.51)
07/31/2015	$34.51	0.03	7.24	7.27	(0.09)	(4.00)
07/31/2014	$31.25	0.06	4.90	4.96	(0.08)	(1.62)
07/31/2013	$25.65	0.11	5.55	5.66	(0.06)	—
07/31/2012 (g)	$20.84	0.02	4.82	4.84	(0.03)	—
09/30/2011	$20.64	(0.01)	0.25 (h)	0.24	(0.04)	—
Class B
01/31/2017 (c)	$29.03	(0.06)	0.95	0.89	—	(0.46)
07/31/2016	$33.08	(0.21)	(0.33)	(0.54)	—	(3.51)
07/31/2015	$30.88	(0.20)	6.40	6.20	—	(4.00)
07/31/2014	$28.25	(0.17)	4.42	4.25	—	(1.62)
07/31/2013	$23.32	(0.09)	5.02	4.93	—	—
07/31/2012 (g)	$19.04	(0.12)	4.40	4.28	—	—
09/30/2011	$18.97	(0.18)	0.25 (h)	0.07	—	—
Class C
01/31/2017 (c)	$29.06	(0.06)	0.95	0.89	—	(0.46)
07/31/2016	$33.11	(0.21)	(0.33)	(0.54)	—	(3.51)
07/31/2015	$30.90	(0.21)	6.42	6.21	—	(4.00)
07/31/2014	$28.27	(0.17)	4.42	4.25	—	(1.62)
07/31/2013	$23.34	(0.09)	5.02	4.93	—	—
07/31/2012 (g)	$19.06	(0.12)	4.40	4.28	—	—
09/30/2011	$18.98	(0.17)	0.25 (h)	0.08	—	—
Class E
01/31/2017 (c)	$33.70	0.04	1.11	1.15	(0.04)	(0.46)
07/31/2016	$37.60	(0.03)	(0.36)	(0.39)	—	(3.51)
07/31/2015	$34.44	(0.00) (e)	7.22	7.22	(0.06)	(4.00)
07/31/2014	$31.19	0.03	4.89	4.92	(0.05)	(1.62)
07/31/2013	$25.61	0.08	5.53	5.61	(0.03)	—
07/31/2012 (g)	$20.80	(0.00) (e)	4.81	4.81	—	—
09/30/2011	$20.60	(0.02)	0.24 (h)	0.22	(0.02)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.54)	—	—	$34.45	3.51%	1.10% (d)	1.10% (d)	0.31% (d)	14%	$1,734,555
(3.51)	—	—	$33.82	(0.99%)	1.10%	1.10% (f)	0.01%	45%	$1,809,727
(4.09)	—	—	$37.69	22.51%	1.11%	1.11% (f)	0.09%	59%	$1,870,452
(1.70)	—	—	$34.51	16.29%	1.14%	1.14% (f)	0.18%	88%	$1,581,112
(0.06)	—	—	$31.25	22.09%	1.18%	1.18% (f)	0.40%	104%	$1,459,893
(0.03)	—	0.00 (e)	$25.65	23.22%	1.16% (d)	1.16% (d),(f)	0.10% (d)	80%	$1,316,211
(0.04)	—	—	$20.84	1.16%	1.15% (i)	1.14% (i),(j)	(0.06%)	116%	$1,187,715

(0.46)	—	—	$29.46	3.13%	1.84% (d)	1.84% (d)	(0.40%) (d)	14%	$6,771
(3.51)	—	—	$29.03	(1.73%)	1.85%	1.85% (f)	(0.74%)	45%	$9,751
(4.00)	—	—	$33.08	21.57%	1.86%	1.86% (f)	(0.62%)	59%	$17,338
(1.62)	—	—	$30.88	15.46%	1.89%	1.89% (f)	(0.56%)	88%	$24,117
—	—	—	$28.25	21.14%	1.93%	1.93% (f)	(0.34%)	104%	$34,085
—	—	0.00 (e)	$23.32	22.48%	1.91% (d)	1.91% (d),(f)	(0.64%) (d)	80%	$39,046
—	—	—	$19.04	0.37%	1.90% (i)	1.89% (i),(j)	(0.82%)	116%	$49,290

(0.46)	—	—	$29.49	3.12%	1.84% (d)	1.84% (d)	(0.43%) (d)	14%	$99,486
(3.51)	—	—	$29.06	(1.73%)	1.86%	1.86% (f)	(0.74%)	45%	$109,092
(4.00)	—	—	$33.11	21.59%	1.86%	1.86% (f)	(0.67%)	59%	$85,724
(1.62)	—	—	$30.90	15.45%	1.89%	1.89% (f)	(0.57%)	88%	$63,200
—	—	—	$28.27	21.12%	1.93%	1.93% (f)	(0.36%)	104%	$52,885
—	—	0.00 (e)	$23.34	22.46%	1.91% (d)	1.91% (d),(f)	(0.65%) (d)	80%	$39,542
—	—	—	$19.06	0.42%	1.88% (i)	1.87% (i),(j)	(0.77%)	116%	$36,860

(0.50)	—	—	$34.35	3.48%	1.20% (d)	1.20% (d)	0.21% (d)	14%	$14,205
(3.51)	—	—	$33.70	(1.08%)	1.20%	1.20% (f)	(0.09%)	45%	$14,797
(4.06)	—	—	$37.60	22.37%	1.21%	1.21% (f)	(0.00%) (e)	59%	$16,539
(1.67)	—	—	$34.44	16.18%	1.24%	1.24% (f)	0.08%	88%	$15,333
(0.03)	—	—	$31.19	21.93%	1.28%	1.28% (f)	0.30%	104%	$14,853
—	—	0.00 (e)	$25.61	23.13%	1.26% (d)	1.26% (d),(f)	(0.00%) (d),(e)	80%	$13,437
(0.02)	—	—	$20.80	1.07%	1.20% (i)	1.19% (i),(j)	(0.08%) (j)	116%	$11,784
Columbia Large Cap Growth Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class F
01/31/2017 (c)	$29.03	(0.07)	0.95	0.88	—	(0.46)
07/31/2016	$33.07	(0.21)	(0.32)	(0.53)	—	(3.51)
07/31/2015	$30.87	(0.21)	6.41	6.20	—	(4.00)
07/31/2014	$28.25	(0.17)	4.41	4.24	—	(1.62)
07/31/2013	$23.32	(0.09)	5.02	4.93	—	—
07/31/2012 (g)	$19.04	(0.12)	4.40	4.28	—	—
09/30/2011	$18.96	(0.16)	0.24 (h)	0.08	—	—
Class I
01/31/2017 (c)	$35.08	0.13	1.16	1.29	(0.21)	(0.46)
07/31/2016	$38.81	0.15	(0.37)	(0.22)	—	(3.51)
07/31/2015	$35.43	0.19	7.43	7.62	(0.24)	(4.00)
07/31/2014	$32.02	0.21	5.04	5.25	(0.22)	(1.62)
07/31/2013	$26.29	0.25	5.66	5.91	(0.18)	—
07/31/2012 (g)	$21.37	0.11	4.94	5.05	(0.13)	—
09/30/2011	$21.14	0.11	0.24 (h)	0.35	(0.12)	—
Class K
01/31/2017 (c)	$34.85	0.08	1.14	1.22	(0.11)	(0.46)
07/31/2016	$38.68	0.05	(0.37)	(0.32)	—	(3.51)
07/31/2015	$35.32	0.09	7.41	7.50	(0.14)	(4.00)
07/31/2014	$31.94	0.11	5.01	5.12	(0.12)	(1.62)
07/31/2013	$26.24	0.18	5.64	5.82	(0.12)	—
07/31/2012 (g)	$21.33	0.08	4.90	4.98	(0.07)	—
09/30/2011 (k)	$24.86	0.02	(3.55)	(3.53)	—	—
Class R
01/31/2017 (c)	$33.65	0.01	1.10	1.11	—	(0.46)
07/31/2016	$37.60	(0.07)	(0.37)	(0.44)	—	(3.51)
07/31/2015	$34.44	(0.07)	7.24	7.17	(0.01)	(4.00)
07/31/2014	$31.18	(0.02) (e)	4.89	4.87	(0.00) (e)	(1.62) (e)
07/31/2013	$25.61	0.05	5.52	5.57	—	—
07/31/2012 (g)	$20.83	(0.01)	4.79	4.78	—	—
09/30/2011	$20.64	(0.07)	0.26 (h)	0.19	—	—
Class R4
01/31/2017 (c)	$35.69	0.10	1.18	1.28	(0.16)	(0.46)
07/31/2016	$39.49	0.07	(0.36)	(0.29)	—	(3.51)
07/31/2015	$35.98	0.06	7.63	7.69	(0.18)	(4.00)
07/31/2014	$32.48	0.15	5.10	5.25	(0.15)	(1.62)
07/31/2013 (m)	$26.79	0.11	5.69	5.80	(0.11)	—
Class R5
01/31/2017 (c)	$35.02	0.12	1.15	1.27	(0.19)	(0.46)
07/31/2016	$38.77	0.09	(0.33)	(0.24)	—	(3.51)
07/31/2015	$35.39	0.09	7.51	7.60	(0.22)	(4.00)
07/31/2014	$32.00	0.19	5.02	5.21	(0.20)	(1.62)
07/31/2013	$26.28	0.26	5.64	5.90	(0.18)	—
07/31/2012 (g)	$21.36	0.11	4.94	5.05	(0.13)	—
09/30/2011 (n)	$24.86	0.05	(3.55)	(3.50)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.46)	—	—	$29.45	3.09%	1.85% (d)	1.85% (d)	(0.45%) (d)	14%	$830
(3.51)	—	—	$29.03	(1.70%)	1.86%	1.86% (f)	(0.74%)	45%	$806
(4.00)	—	—	$33.07	21.57%	1.86%	1.86% (f)	(0.66%)	59%	$871
(1.62)	—	—	$30.87	15.43%	1.89%	1.89% (f)	(0.57%)	88%	$791
—	—	—	$28.25	21.14%	1.93%	1.93% (f)	(0.36%)	104%	$859
—	—	0.00 (e)	$23.32	22.48%	1.91% (d)	1.91% (d),(f)	(0.65%) (d)	80%	$655
—	—	—	$19.04	0.42%	1.85% (i)	1.84% (i),(j)	(0.73%)	116%	$484

(0.67)	—	—	$35.70	3.74%	0.69% (d)	0.69% (d)	0.71% (d)	14%	$142,158
(3.51)	—	—	$35.08	(0.58%)	0.69%	0.69%	0.43%	45%	$149,955
(4.24)	—	—	$38.81	23.00%	0.69%	0.69%	0.52%	59%	$179,142
(1.84)	—	—	$35.43	16.84%	0.70%	0.70%	0.62%	88%	$184,811
(0.18)	—	—	$32.02	22.60%	0.71%	0.71%	0.87%	104%	$220,421
(0.13)	—	0.00 (e)	$26.29	23.71%	0.72% (d)	0.72% (d)	0.54% (d)	80%	$203,848
(0.12)	—	—	$21.37	1.61%	0.68% (i)	0.68% (f),(i)	0.46%	116%	$279,510

(0.57)	—	—	$35.50	3.56%	0.99% (d)	0.99% (d)	0.45% (d)	14%	$60
(3.51)	—	—	$34.85	(0.86%)	0.99%	0.99%	0.16%	45%	$86
(4.14)	—	—	$38.68	22.66%	0.99%	0.99%	0.23%	59%	$176
(1.74)	—	—	$35.32	16.47%	1.00%	1.00%	0.32%	88%	$202
(0.12)	—	—	$31.94	22.25%	0.96%	0.96%	0.64%	104%	$191
(0.07)	—	0.00 (e)	$26.24	23.38%	0.97% (d)	0.97% (d)	0.40% (d)	80%	$4,270
—	—	—	$21.33	(14.20%)	0.95% (d),(i)	0.95% (d),(f),(i)	0.12% (d)	116%	$46,696

(0.46)	—	—	$34.30	3.35%	1.35% (d)	1.35% (d)	0.04% (d)	14%	$27,433
(3.51)	—	—	$33.65	(1.22%)	1.36%	1.36% (f)	(0.22%)	45%	$24,920
(4.01)	—	—	$37.60	22.20%	1.36%	1.36% (f)	(0.20%)	59%	$5,421
(1.62)	0.01	—	$34.44	16.06%	1.39%	1.39% (f)	(0.06%)	88%	$1,534
—	—	—	$31.18	21.75%	1.43%	1.43% (f)	0.17%	104%	$1,643
—	—	0.00 (e)	$25.61	22.95%	1.40% (d)	1.40% (d),(f)	(0.07%) (d)	80%	$726
—	—	—	$20.83	0.92%	1.41% (i)	1.40% (i),(j)	(0.32%)	116%	$2,002

(0.62)	—	—	$36.35	3.64%	0.85% (d)	0.85% (d)	0.56% (d)	14%	$8,726
(3.51)	—	—	$35.69	(0.76%)	0.85%	0.85% (f)	0.21%	45%	$9,217
(4.18)	—	—	$39.49	22.80%	0.86%	0.86% (f)	0.17%	59%	$6,506
(1.77)	0.02	—	$35.98	16.67% (l)	0.89%	0.89% (f)	0.42%	88%	$766
(0.11)	—	—	$32.48	21.70%	0.93% (d)	0.93% (d),(f)	0.49% (d)	104%	$33

(0.65)	—	—	$35.64	3.70%	0.74% (d)	0.74% (d)	0.66% (d)	14%	$21,628
(3.51)	—	—	$35.02	(0.64%)	0.76%	0.76%	0.28%	45%	$21,789
(4.22)	—	—	$38.77	22.95%	0.75%	0.75%	0.25%	59%	$3,879
(1.82)	—	—	$35.39	16.74%	0.75%	0.75%	0.57%	88%	$195
(0.18)	—	—	$32.00	22.59%	0.72%	0.72%	0.89%	104%	$36
(0.13)	—	0.00 (e)	$26.28	23.70%	0.73% (d)	0.73% (d)	0.53% (d)	80%	$497
—	—	—	$21.36	(14.08%)	0.70% (d),(i)	0.70% (d),(f),(i)	0.37% (d)	116%	$407
Columbia Large Cap Growth Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V(o)
01/31/2017 (c)	$33.55	0.05	1.11	1.16	(0.08)	(0.46)
07/31/2016	$37.41	0.00	(0.35)	(0.35)	—	(3.51)
07/31/2015	$34.27	0.03	7.19	7.22	(0.08)	(4.00)
07/31/2014	$31.05	0.04	4.87	4.91	(0.07)	(1.62)
07/31/2013	$25.49	0.10	5.50	5.60	(0.04)	—
07/31/2012 (g)	$20.69	0.01	4.79	4.80	—	—
09/30/2011	$20.49	(0.01)	0.24 (h)	0.23	(0.03)	—
Class W
01/31/2017 (c)	$33.89	0.06	1.11	1.17	(0.08)	(0.46)
07/31/2016	$37.75	0.01	(0.36)	(0.35)	—	(3.51)
07/31/2015	$34.57	0.03	7.24	7.27	(0.09)	(4.00)
07/31/2014	$31.26	0.06	4.91	4.97	(0.06)	(1.62)
07/31/2013	$25.66	0.12	5.54	5.66	(0.06)	—
07/31/2012 (g)	$20.85	0.01	4.82	4.83	(0.02)	—
09/30/2011	$20.64	0.02	0.23 (h)	0.25	(0.04)	—
Class Y
01/31/2017 (c)	$35.10	0.13	1.15	1.28	(0.21)	(0.46)
07/31/2016	$38.83	0.13	(0.35)	(0.22)	—	(3.51)
07/31/2015	$35.44	0.07	7.57	7.64	(0.25)	(4.00)
07/31/2014	$32.03	0.22	5.03	5.25	(0.22)	(1.62)
07/31/2013	$26.29	0.25	5.67	5.92	(0.18)	—
07/31/2012 (g)	$21.36	0.11	4.94	5.05	(0.12)	—
09/30/2011	$21.14	0.11	0.23 (h)	0.34	(0.12)	—
Class Z
01/31/2017 (c)	$35.00	0.10	1.15	1.25	(0.16)	(0.46)
07/31/2016	$38.79	0.09	(0.37)	(0.28)	—	(3.51)
07/31/2015	$35.41	0.13	7.43	7.56	(0.18)	(4.00)
07/31/2014	$32.01	0.15	5.03	5.18	(0.16)	(1.62)
07/31/2013	$26.28	0.19	5.66	5.85	(0.12)	—
07/31/2012 (g)	$21.33	0.07	4.94	5.01	(0.06)	—
09/30/2011	$21.12	0.07	0.24 (h)	0.31	(0.10)	—

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the Fund’s units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
(i)	Ratios include line of credit interest expense which is less than 0.01%.
(j)	The benefits derived from expense reductions had an impact of 0.01%.
(k)	Class K shares commenced operations on March 7, 2011. Per share data and total return reflect activity from that date.
(l)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.00%.
(m)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Class R5 shares commenced operations on March 7, 2011. Per share data and total return reflect activity from that date.
(o)	Effective January 24, 2017, Class T shares were renamed Class V shares.
Columbia Large Cap Growth Fund | Semiannual Report 2017	23

Financial Highlights  (continued)
Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.54)	—	—	$34.17	3.50%	1.10% (d)	1.10% (d)	0.30% (d)	14%	$176,957
(3.51)	—	—	$33.55	(0.97%)	1.11%	1.11% (f)	0.01%	45%	$179,935
(4.08)	—	—	$37.41	22.49%	1.13%	1.13% (f)	0.08%	59%	$197,026
(1.69)	—	—	$34.27	16.21%	1.19%	1.19% (f)	0.13%	88%	$172,830
(0.04)	—	—	$31.05	22.01%	1.23%	1.23% (f)	0.35%	104%	$160,462
—	—	0.00 (e)	$25.49	23.20%	1.21% (d)	1.21% (d),(f)	0.05% (d)	80%	$146,207
(0.03)	—	—	$20.69	1.12%	1.15% (i)	1.14% (i),(j)	(0.03%)	116%	$130,081

(0.54)	—	—	$34.52	3.50%	1.10% (d)	1.10% (d)	0.33% (d)	14%	$95,529
(3.51)	—	—	$33.89	(0.96%)	1.10%	1.10% (f)	0.02%	45%	$125,354
(4.09)	—	—	$37.75	22.47%	1.11%	1.11% (f)	0.09%	59%	$144,250
(1.68)	0.02	—	$34.57	16.39%	1.14%	1.14% (f)	0.18%	88%	$125,509
(0.06)	—	—	$31.26	22.12%	1.14%	1.14% (f)	0.43%	104%	$4
(0.02)	—	0.00 (e)	$25.66	23.19%	1.19% (d)	1.19% (d),(f)	0.07% (d)	80%	$3
(0.04)	—	—	$20.85	1.21%	1.05% (i)	1.04% (i),(j)	0.07%	116%	$3

(0.67)	—	—	$35.71	3.71%	0.69% (d)	0.69% (d)	0.71% (d)	14%	$29,701
(3.51)	—	—	$35.10	(0.58%)	0.69%	0.69%	0.39%	45%	$24,530
(4.25)	—	—	$38.83	23.03%	0.71%	0.71%	0.19%	59%	$2,750
(1.84)	—	—	$35.44	16.84%	0.70%	0.70%	0.66%	88%	$3
(0.18)	—	—	$32.03	22.64%	0.71%	0.71%	0.90%	104%	$3,826
(0.12)	—	0.00 (e)	$26.29	23.72%	0.72% (d)	0.72% (d)	0.55% (d)	80%	$14,446
(0.12)	—	—	$21.36	1.56%	0.67% (i)	0.67% (f),(i)	0.48%	116%	$15,311

(0.62)	—	—	$35.63	3.63%	0.85% (d)	0.85% (d)	0.55% (d)	14%	$917,792
(3.51)	—	—	$35.00	(0.74%)	0.85%	0.85% (f)	0.26%	45%	$957,955
(4.18)	—	—	$38.79	22.80%	0.86%	0.86% (f)	0.34%	59%	$1,049,380
(1.78)	—	—	$35.41	16.61%	0.89%	0.89% (f)	0.43%	88%	$889,169
(0.12)	—	—	$32.01	22.34%	0.93%	0.93% (f)	0.65%	104%	$850,041
(0.06)	—	0.00 (e)	$26.28	23.52%	0.91% (d)	0.91% (d),(f)	0.35% (d)	80%	$735,315
(0.10)	—	—	$21.33	1.41%	0.85% (i)	0.84% (i),(j)	0.28%	116%	$683,738
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.
Class F shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will generally convert to Class E shares eight years after purchase. Class F shares are closed to new investors and new accounts.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Columbia Large Cap Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
26	Columbia Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Large Cap Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.770% to 0.570% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.662% of the Fund’s average daily net assets.
28	Columbia Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
Columbia Large Cap Growth Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.16%
Class B	0.16
Class C	0.16
Class E	0.16
Class F	0.16
Class I	0.00 (a)
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class V	0.16
Class W	0.16
Class Y	0.00 (a)
Class Z	0.16

(a)	Rounds to zero.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $86,827. The liability remaining at January 31, 2017 for non-recurring charges associated with the lease amounted to $46,481 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2017 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class W shares of the Fund, respectively.
30	Columbia Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	289,564
Class B	1,313
Class C	7,088
Class E	468
Class F	10
Class V	8,771
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.20%	1.23%
Class B	1.95	1.98
Class C	1.95	1.98
Class E	1.30	1.33
Class F	1.95	1.98
Class I	0.84	0.86
Class K	1.14	1.16
Class R	1.45	1.48
Class R4	0.95	0.98
Class R5	0.89	0.91
Class V	1.20	1.23
Class W	1.20	1.23
Class Y	0.84	0.86
Class Z	0.95	0.98
Columbia Large Cap Growth Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,364,288,000	912,828,000	(51,288,000)	861,540,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $448,753,461 and $715,838,123, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
32	Columbia Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Fund reorganization
At the close of business on May 20, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Growth Fund IV, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $3,280,915,910 and the combined net assets immediately after the reorganization were $3,355,017,272.
The reorganization was accomplished by a tax-free exchange of 2,394,477 shares of the acquired fund valued at $74,101,362 (including $2,664,848 of unrealized appreciation).
In exchange for the acquired fund’s shares, the Fund issued the following number of shares:
Shares
Class A	1,462,001
Class C	682,164
Class I	57
Class K	8,726
Class R4	32,783
Class R5	7,632
Class Z	201,114
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.
The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Note 9. Significant risks
Shareholder concentration risk
At January 31, 2017, one unaffiliated shareholder of record owned 11.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 43.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants,
Columbia Large Cap Growth Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Large Cap Growth Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Large Cap Growth Fund | Semiannual Report 2017	35

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Columbia Large Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR174_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia AMT-Free Oregon Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund   |  Semiannual Report 2017

Columbia AMT-Free Oregon Intermediate Muni Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund) seeks a high level of income exempt from Federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the state of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Brian McGreevy
Co-manager
Managed Fund since 2003
Paul Fuchs, CFA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-3.05	-1.04	1.67	3.26
	Including sales charges		-5.98	-3.99	1.05	2.94
Class B	Excluding sales charges	11/01/02	-3.50	-1.79	0.91	2.49
	Including sales charges		-6.37	-4.68	0.91	2.49
Class C	Excluding sales charges	10/13/03	-3.35	-1.49	1.24	2.83
	Including sales charges		-4.30	-2.45	1.24	2.83
Class R4 *		03/19/13	-3.01	-0.88	1.91	3.51
Class R5 *		11/08/12	-2.99	-0.75	1.95	3.53
Class Z		07/02/84	-2.93	-0.79	1.92	3.51
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-3.00	-0.58	2.52	4.33
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2017)
AAA rating	4.4
AA rating	57.6
A rating	24.2
BBB rating	6.5
C rating	1.5
Not rated	5.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.50	1,021.15	4.27	4.38	0.85
Class B	1,000.00	1,000.00	965.00	1,017.33	8.01	8.22	1.60
Class C	1,000.00	1,000.00	966.50	1,018.85	6.51	6.69	1.30
Class R4	1,000.00	1,000.00	969.90	1,022.42	3.01	3.09	0.60
Class R5	1,000.00	1,000.00	970.10	1,022.63	2.81	2.89	0.56
Class Z	1,000.00	1,000.00	970.70	1,022.42	3.01	3.09	0.60
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
Salem Hospital Facility Authority(a)
Revenue Bonds
Salem Hospital Project VRDN Series 2008B
08/15/34	0.650%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
Port of Portland
Refunding Revenue Bonds
Portland International Airport Series 2015-23
07/01/28	5.000%	1,240,000	1,455,462
Portland International Airport Series 2015-23
07/01/31	5.000%	1,750,000	2,018,433
Portland International Airport Series 2015-23
07/01/32	5.000%	2,000,000	2,290,720
Revenue Bonds
Passenger Facility Charge Series 2011
07/01/27	5.500%	6,635,000	7,483,152
Total			13,247,767
Charter Schools 0.2%
Oregon State Facilities Authority(b)
Revenue Bonds
Redmond Proficiency Academy Project Series 2015
06/15/25	4.750%	200,000	197,814
Redmond Proficiency Academy Project Series 2015
06/15/35	5.500%	540,000	527,758
Total			725,572
Higher Education 4.7%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project Series 2014
05/01/34	5.250%	1,000,000	1,064,450
Campus Improvement Pacific University Project Series 2015
05/01/30	5.000%	550,000	602,591
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University(c)
Revenue Bonds
Capital Appreciation-Independent School District Series 1996A (NPFGC)
07/01/21	0.000%	9,000,000	7,836,120
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,052,340
Series 2012E
07/01/32	5.000%	7,000,000	7,780,010
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland Series 2015A
04/01/30	5.000%	500,000	567,000
University Portland Series 2015A
04/01/31	5.000%	530,000	600,506
Revenue Bonds
Linfield College Project Series 2015A
10/01/24	5.000%	1,390,000	1,571,200
Total			21,074,217
Hospital 11.0%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital Series 2012
08/01/18	4.000%	745,000	767,954
Columbia Memorial Hospital Series 2012
08/01/19	4.000%	855,000	894,287
Columbia Memorial Hospital Series 2012
08/01/20	4.000%	915,000	966,853
Columbia Memorial Hospital Series 2012
08/01/21	4.000%	725,000	770,269
Columbia Memorial Hospital Series 2012
08/01/26	5.000%	1,200,000	1,302,684
Columbia Memorial Hospital Series 2012
08/01/27	5.000%	1,260,000	1,361,619
Columbia Memorial Hospital Series 2012
08/01/31	5.000%	2,860,000	3,039,122

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes County Hospital Facilities Authority
Refunding Revenue Bonds
St. Charles Health System Series 2016
01/01/33	4.000%	500,000	509,005
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	3,994,245
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project Series 2012
09/01/18	5.000%	1,195,000	1,263,402
Sky Lakes Medical Center Project Series 2012
09/01/19	5.000%	1,255,000	1,362,980
Sky Lakes Medical Center Project Series 2012
09/01/22	5.000%	500,000	572,320
Sky Lakes Medical Center Project Series 2016
09/01/28	5.000%	265,000	305,272
Sky Lakes Medical Center Project Series 2016
09/01/30	5.000%	430,000	487,611
Sky Lakes Medical Center Project Series 2016
09/01/31	5.000%	200,000	225,630
Sky Lakes Medical Center Project Series 2016
09/01/32	5.000%	270,000	303,194
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/34	5.000%	4,000,000	4,584,800
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project Series 2011A
05/01/20	5.250%	5,000,000	5,540,950
Legacy Health Project Series 2016A
06/01/33	5.000%	1,600,000	1,780,176
Legacy Health Project Series 2016A
06/01/34	5.000%	3,185,000	3,511,749
PeaceHealth Project Series 2009A
11/01/19	5.000%	3,695,000	4,042,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PeaceHealth Project Series 2014A
11/15/29	5.000%	1,600,000	1,823,504
Samaritan Health Services Series 2010A
10/01/22	5.000%	3,450,000	3,755,325
Samaritan Health Services Project Series 2016
10/01/31	5.000%	2,430,000	2,659,829
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project Series 2016A
05/15/30	5.000%	1,000,000	1,126,700
Salem Health Project Series 2016A
05/15/31	5.000%	1,025,000	1,145,120
Salem Health Projects Series 2016A
05/15/29	5.000%	1,000,000	1,134,820
Total			49,232,120
Independent Power 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	3,235,000	3,236,132
Wauna Cogeneration Project Series 2006A
01/01/21	5.000%	3,000,000	3,002,790
Total			6,238,922
Investor Owned 0.9%
Port of Morrow
Refunding Revenue Bonds
Portland General Electric Series 1998A
05/01/33	5.000%	3,750,000	4,139,925
Local General Obligation 33.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,581,500
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/29	4.000%	1,000,000	1,079,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/35	5.250%	3,400,000	3,625,658
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/31	5.400%	610,000	610,506
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	572,630
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,840,993
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/26	5.000%	1,100,000	1,291,213
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/26	4.000%	1,745,000	1,935,781
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/25	4.000%	1,875,000	2,037,281
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/26	5.000%	1,675,000	1,954,273
Series 2015
06/01/27	5.000%	1,715,000	1,986,862
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	745,000	789,618
Series 2013
02/15/27	4.500%	500,000	534,865
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project Series 2014
06/01/24	5.000%	1,985,000	2,369,594
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	6,950,419
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities Series 2014
06/15/24	5.000%	1,885,000	2,260,002
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland(c)
Limited Tax General Obligation Bonds
Series 2001B
06/01/18	0.000%	4,000,000	3,932,800
Series 2001B
06/01/19	0.000%	4,000,000	3,855,160
Series 2001B
06/01/20	0.000%	4,000,000	3,770,760
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/27	5.000%	685,000	784,304
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,570,354
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,199,211
Series 2009
06/01/20	5.000%	880,000	951,808
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/35	4.000%	620,000	646,232
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,103,392
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/29	5.000%	1,500,000	1,745,835
Unlimited General Obligation Refunding Notes
Series 2016
06/15/32	4.000%	2,000,000	2,143,700
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,705,003
Series 2009A
06/15/26	5.000%	3,000,000	3,240,450
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/34	5.000%	1,770,000	1,996,436
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	830,631

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012
06/15/19	2.500%	1,010,000	1,038,149
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,096,190
Series 2009A
11/01/25	5.000%	1,140,000	1,246,419
Deschutes & Jefferson Counties School District No. 2J Redmond(c)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/22	0.000%	2,335,000	2,091,576
Hood River County School District
Refunding Unlimited General Obligation Bonds
Series 2016
06/15/30	4.000%	1,125,000	1,220,119
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/23	5.000%	1,000,000	1,192,110
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,129,490
Series 2005 (NPFGC)
06/15/21	5.500%	1,410,000	1,632,103
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras Series 2013B
06/15/28	5.000%	2,095,000	2,409,920
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/28	4.000%	500,000	537,635
Lane & Douglas Counties School District No. 45J3(c)
Unlimited General Obligation Bonds
Deferred Interest Series 2016A
06/15/34	0.000%	1,000,000	514,840
Deferred Interest Series 2016A
06/15/36	0.000%	1,000,000	468,540
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane Series 2012
06/15/20	3.000%	1,000,000	1,051,060
South Lane Series 2012
06/15/21	3.000%	1,610,000	1,703,074
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/18	4.250%	2,000,000	2,088,800
Series 2012
06/15/23	5.000%	1,000,000	1,161,680
Lane County School District No. 1 Pleasant Hill(c)
Unlimited General Obligation Bonds
Series 2014B
06/15/29	0.000%	1,775,000	1,217,011
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/31	5.000%	2,000,000	2,323,060
Lane County School District No. 19 Springfield(c)
Unlimited General Obligation Bonds
Series 2015B
06/15/33	0.000%	3,770,000	1,987,732
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/24	0.000%	2,305,000	1,889,109
Series 2015D
06/15/28	0.000%	1,480,000	1,001,013
Marion & Clackamas Counties School District No. 4J Silver Falls
Unlimited General Obligation Refunding Bonds
Series 2013
06/15/21	4.000%	2,785,000	3,056,900
Multnomah County School District No. 7 Reynolds(c)
Unlimited General Obligation Bonds
Deferred Interest Series 2015B
06/15/30	0.000%	4,000,000	2,433,360
Pacific Communities Health District
Unlimited General Obligation Bonds
Series 2016
06/01/31	5.000%	775,000	891,483
Series 2016
06/01/32	5.000%	845,000	967,584
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/27	4.000%	750,000	823,973
Series 2015
02/01/28	4.000%	1,000,000	1,088,090
Portland Community College District
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/27	5.000%	2,100,000	2,538,669

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogue Community College District
Unlimited General Obligation Bonds
Series 2016B
06/15/31	4.000%	330,000	353,711
Series 2016B
06/15/32	4.000%	455,000	485,399
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,274,002
Series 2014A
06/15/31	5.000%	2,890,000	3,298,357
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/29	4.500%	2,360,000	2,514,250
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/30	4.000%	1,000,000	1,060,580
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	923,788
Series 2005 (NPFGC)
06/15/21	5.000%	6,575,000	7,495,960
Washington & Multnomah Counties School District No. 48J Beaverton
Limited General Obligation Refunding Notes
Series 2016
06/01/30	4.000%	860,000	923,726
Unlimited General Obligation Bonds
Series 2014
06/15/33	5.000%	4,000,000	4,531,120
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/23	4.000%	4,090,000	4,529,061
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Sherwood College Series 2017B
06/15/31	5.000%	3,000,000	3,548,040
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,519,322
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/24	5.000%	1,780,000	2,069,036
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,162,900
Yamhill County School District No. 40 McMinnville
Unlimited General Obligation Bonds
Series 2016
06/15/28	4.000%	1,000,000	1,104,610
Total			151,489,942
Multi-Family 2.1%
City of Forest Grove
Revenue Bonds
Oak Tree Foundation Project Series 2007
03/01/37	5.500%	3,805,000	3,809,908
City of Portland
Revenue Bonds
Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,440,000	1,447,474
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects Series 2013A
10/01/18	4.000%	740,000	760,557
College Housing Northwest Projects Series 2013A
10/01/19	4.000%	780,000	809,164
College Housing Northwest Projects Series 2013A
10/01/20	4.000%	810,000	845,065
College Housing Northwest Projects Series 2013A
10/01/22	4.000%	875,000	917,464
Oregon State Facilities Authority(b)
Revenue Bonds
College Housing NW Project Series 2016A
10/01/36	5.000%	1,000,000	1,045,970
Total			9,635,602
Municipal Power 1.3%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/33	5.000%	350,000	397,264
Series 2016
12/01/34	5.000%	400,000	452,048
Series 2016
12/01/35	5.000%	410,000	461,672

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
12/01/36	5.000%	440,000	493,667
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2016A
08/01/31	4.000%	750,000	799,447
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/31	5.000%	1,455,000	1,666,470
Series 2016
12/01/36	5.000%	1,545,000	1,724,081
Total			5,994,649
Ports 1.5%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	432,705
Series 2013
06/01/23	4.000%	440,000	446,666
Series 2013
06/01/24	4.000%	460,000	466,031
Series 2013
06/01/25	4.000%	480,000	484,973
Series 2013
06/01/26	4.000%	500,000	504,260
Series 2013
06/01/27	4.000%	515,000	519,172
Series 2013
06/01/28	4.000%	250,000	251,798
Limited General Obligation Refunding Bonds
Series 2016
12/01/27	5.000%	615,000	687,508
Series 2016
12/01/28	5.000%	645,000	717,859
Series 2016
12/01/29	5.000%	340,000	377,390
Series 2016
12/01/30	5.000%	335,000	371,977
Series 2016
12/01/31	5.000%	375,000	414,990
Series 2016
12/01/36	5.000%	1,160,000	1,263,518
Total			6,938,847
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 15.2%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/28	5.000%	2,200,000	2,526,260
Series 2011A
08/01/29	5.000%	3,410,000	3,915,703
City of Portland
Prerefunded 04/01/18 Revenue Bonds
Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,522,480
Clackamas & Washington Counties School District No. 3
Prerefunded 06/15/19 Unlimited General Obligation Bonds
West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,511,340
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/17 Unlimited General Obligation Bonds
Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,062,960
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J Series 2009
06/15/23	5.000%	1,000,000	1,087,810
Scappoose School District 1J Series 2009
06/15/24	5.000%	1,165,000	1,267,299
Scappoose School District 1J Series 2009
06/15/25	5.000%	1,275,000	1,386,958
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/19 Revenue Bonds
Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,227,600
Jackson County School District No. 549C Medford
Prerefunded 06/15/18 Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,573,845
Series 2008
06/15/28	4.625%	1,660,000	1,741,722
Oregon State Lottery
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,273,886
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/21	5.000%	2,500,000	2,699,475

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009A
04/01/27	5.000%	4,000,000	4,319,160
Puerto Rico Public Finance Corp.(e)
Unrefunded Revenue Bonds
Commonwealth Appropriation Series 2002E Escrowed to Maturity
08/01/26	6.000%	5,000,000	6,334,500
Salem Hospital Facility Authority
Revenue Bonds
Series 2008A Escrowed to Maturity
08/15/18	5.250%	2,500,000	2,659,575
State of Oregon Department of Administrative Services
Prerefunded 05/01/19 Certificate of Participation
Series 2009A
05/01/23	5.000%	3,100,000	3,357,827
State of Oregon Department of Transportation
Prerefunded 05/15/19 Revenue Bonds
Senior Lien Series 2009A
11/15/27	4.750%	7,000,000	7,554,890
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/19 Revenue Bonds
Series 2009A
09/01/21	4.250%	1,815,000	1,952,323
Virgin Islands Public Finance Authority(e)
Prerefunded 10/01/18 Revenue Bonds
Series 1989A
10/01/18	7.300%	330,000	352,113
Washington Clackamas & Yamhill Counties School District No. 88J
Prerefunded 06/15/17 Unlimited General Obligation Bonds
Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,237,531
Total			68,565,257
Retirement Communities 2.7%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	4,000,000	4,188,080
Terwilliger Plaza, Inc. Series 2012
12/01/20	5.000%	1,250,000	1,322,863
Terwilliger Plaza, Inc. Series 2012
12/01/22	5.000%	500,000	545,015
Terwilliger Plaza, Inc. Series 2016
12/01/30	5.000%	325,000	360,441
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Terwilliger Plaza, Inc. Series 2016
12/01/36	5.000%	900,000	968,733
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor Series 2013
10/01/22	5.000%	625,000	706,706
Rogue Valley Manor Series 2013
10/01/23	5.000%	645,000	733,352
Rogue Valley Manor Series 2013
10/01/24	5.000%	455,000	511,497
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project Series 2015
07/01/20	3.625%	1,000,000	989,870
Dallas Retirement Village Project Series 2015A
07/01/35	5.125%	1,240,000	1,207,512
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community Series 2016
11/15/26	4.000%	500,000	487,895
Total			12,021,964
Single Family 0.8%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program Series 2010A
07/01/27	5.250%	255,000	266,212
Single Family Mortgage Program Series 2011A
07/01/25	5.250%	2,370,000	2,531,563
Single Family Mortgage Program Series 2011B
07/01/28	5.250%	790,000	838,506
Total			3,636,281
Special Non Property Tax 3.5%
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/27	5.000%	1,750,000	2,049,792
Series 2015D
04/01/27	5.000%	2,500,000	2,972,250

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2012B
04/01/18	3.000%	3,600,000	3,686,040
Territory of Guam(e)
Revenue Bonds
Series 2011A
01/01/31	5.000%	1,100,000	1,139,677
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien Series 2016
09/01/31	4.000%	1,000,000	1,082,730
Senior Lien Series 2016
09/01/32	4.000%	1,250,000	1,346,938
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,046,670
Virgin Islands Public Finance Authority(e)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien Series 2010A
10/01/25	5.000%	3,000,000	2,250,780
Total			15,574,877
Special Property Tax 4.4%
City of Keizer
Special Assessment Bonds
Keizer Station Area Series 2008A
06/01/31	5.200%	2,855,000	2,970,485
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water Series 2011
06/15/18	5.000%	3,095,000	3,255,290
Senior Lien-Oregon Convention Center Series 2011
06/15/20	5.000%	4,305,000	4,767,917
Series 2015
06/15/24	5.000%	1,480,000	1,630,782
Tax Allocation Bonds
Central Eastside Series 2011B
06/15/26	5.000%	1,580,000	1,727,272
Central Eastside Series 2011B
06/15/27	5.000%	1,370,000	1,491,793
Lents Town Center Series 2010B
06/15/25	5.000%	1,550,000	1,682,618
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lents Town Center Series 2010B
06/15/26	5.000%	1,440,000	1,557,806
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal Series 2001
02/15/21	5.625%	905,000	906,892
Total			19,990,855
State General Obligation 1.9%
State of Oregon
Unlimited General Obligation Bonds
Series 2015F
05/01/30	5.000%	5,565,000	6,537,261
Unlimited General Obligation Notes
Higher Education Series 2016C
08/01/33	5.000%	750,000	886,118
Series 2016A
08/01/31	3.500%	500,000	512,205
Series 2016A
08/01/32	3.500%	500,000	508,505
Total			8,444,089
Transportation 1.9%
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Capital Grant Receipt Series 2011A
10/01/25	5.000%	4,775,000	5,323,218
Capital Grant Receipt Series 2011A
10/01/27	5.000%	3,000,000	3,314,040
Total			8,637,258
Water & Sewer 6.3%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,368,563
Series 2013
08/01/23	4.000%	1,290,000	1,431,100
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System Series 2016
08/01/31	4.000%	165,000	176,298
Utility System Series 2016
08/01/32	4.000%	500,000	531,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland Water System
Refunding Revenue Bonds
1st Lien Series 2016A
04/01/30	4.000%	7,375,000	7,988,158
Revenue Bonds
Series 2014A
05/01/28	4.000%	3,390,000	3,662,081
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,134,724
Series 2011A
03/01/19	5.000%	3,490,000	3,730,950
Series 2011A
03/01/22	5.000%	4,620,000	5,221,986
Clackamas River Water
Revenue Bonds
Series 2016
11/01/32	5.000%	200,000	229,348
Series 2016
11/01/33	5.000%	265,000	302,635
Series 2016
11/01/34	5.000%	250,000	284,333
Series 2016
11/01/35	5.000%	225,000	255,024
Series 2016
11/01/36	5.000%	200,000	226,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Government Waterworks Authority(e)
Revenue Bonds
Series 2016
07/01/36	5.000%	700,000	740,369
Washington County Clean Water Services
Refunding Revenue Bonds
Senior Lien Series 2016
10/01/28	5.000%	800,000	984,416
Total			28,267,753
Total Municipal Bonds (Cost $420,477,589)			433,855,897

Money Market Funds 1.8%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(f)	8,118,894	8,118,894
Total Money Market Funds (Cost $8,118,894)		8,118,894
Total Investments (Cost: $430,596,483)		443,974,791
Other Assets & Liabilities, Net		5,776,506
Net Assets		449,751,297

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $1,771,542 or 0.39% of net assets.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $10,817,439 or 2.41% of net assets.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	433,855,897	—	433,855,897
Money Market Funds	8,118,894	—	—	8,118,894
Total Investments	8,118,894	435,855,897	—	443,974,791
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$430,596,483
Total investments, at cost	430,596,483
Investments, at value
Unaffiliated issuers, at value	443,974,791
Total investments, at value	443,974,791
Cash	5,609,290
Receivable for:
Investments sold	200,484
Capital shares sold	1,032,253
Interest	4,035,609
Expense reimbursement due from Investment Manager	25
Prepaid expenses	2,123
Trustees’ deferred compensation plan	56,540
Other assets	5,089
Total assets	454,916,204
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,539,220
Capital shares purchased	450,410
Distributions to shareholders	1,062,849
Management services fees	5,751
Distribution and/or service fees	846
Transfer agent fees	26,894
Compensation of chief compliance officer	23
Other expenses	22,374
Trustees’ deferred compensation plan	56,540
Total liabilities	5,164,907
Net assets applicable to outstanding capital stock	$449,751,297
Represented by
Paid in capital	436,814,913
Undistributed net investment income	320,841
Accumulated net realized loss	(762,765)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	13,378,308
Total - representing net assets applicable to outstanding capital stock	$449,751,297
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$52,352,277
Shares outstanding	4,268,408
Net asset value per share	$12.27
Maximum offering price per share(a)	$12.65
Class B
Net assets	$10,748
Shares outstanding	877
Net asset value per share	$12.26
Class C
Net assets	$25,457,660
Shares outstanding	2,075,543
Net asset value per share	$12.27
Class R4
Net assets	$493,933
Shares outstanding	40,272
Net asset value per share	$12.26
Class R5
Net assets	$37,220,787
Shares outstanding	3,039,002
Net asset value per share	$12.25
Class Z
Net assets	$334,215,892
Shares outstanding	27,248,713
Net asset value per share	$12.27

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	17

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,424
Interest	8,035,865
Total income	8,043,289
Expenses:
Management services fees	1,114,759
Distribution and/or service fees
Class A	69,578
Class B	56
Class C	140,424
Transfer agent fees
Class A	28,944
Class B	6
Class C	14,624
Class R4	214
Class R5	7,368
Class Z	189,951
Compensation of board members	14,044
Registration fees	1,072
Compensation of chief compliance officer	108
Total expenses	1,581,148
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(8,152)
Fees waived by distributor
Class C	(42,195)
Total net expenses	1,530,801
Net investment income	6,512,488
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(592,650)
Net realized loss	(592,650)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(20,787,623)
Net change in unrealized appreciation (depreciation)	(20,787,623)
Net realized and unrealized loss	(21,380,273)
Net decrease in net assets resulting from operations	$(14,867,785)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$6,512,488	$12,707,293
Net realized gain (loss)	(592,650)	1,208,783
Net change in unrealized appreciation (depreciation)	(20,787,623)	8,962,475
Net increase (decrease) in net assets resulting from operations	(14,867,785)	22,878,551
Distributions to shareholders
Net investment income
Class A	(699,950)	(1,146,789)
Class B	(99)	(200)
Class C	(290,993)	(565,570)
Class R4	(5,746)	(6,150)
Class R5	(400,137)	(580,738)
Class Z	(5,041,032)	(10,465,161)
Total distributions to shareholders	(6,437,957)	(12,764,608)
Increase (decrease) in net assets from capital stock activity	(7,353,603)	17,108,359
Total increase (decrease) in net assets	(28,659,345)	27,222,302
Net assets at beginning of period	478,410,642	451,188,340
Net assets at end of period	$449,751,297	$478,410,642
Undistributed net investment income	$320,841	$246,310
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,523,992	19,211,346	1,215,360	15,446,969
Distributions reinvested	54,938	684,589	87,647	1,112,155
Redemptions	(1,267,934)	(15,619,958)	(623,674)	(7,908,027)
Net increase	310,996	4,275,977	679,333	8,651,097
Class B
Distributions reinvested	8	99	16	200
Net increase	8	99	16	200
Class C
Subscriptions	177,346	2,235,194	523,205	6,626,807
Distributions reinvested	21,377	266,519	41,001	520,230
Redemptions	(340,490)	(4,214,623)	(328,870)	(4,161,731)
Net increase (decrease)	(141,767)	(1,712,910)	235,336	2,985,306
Class R4
Subscriptions	16,612	208,002	18,306	232,028
Distributions reinvested	462	5,746	484	6,150
Redemptions	(719)	(9,196)	(5,199)	(66,506)
Net increase	16,355	204,552	13,591	171,672
Class R5
Subscriptions	1,517,244	18,610,589	814,584	10,315,150
Distributions reinvested	32,183	399,691	45,778	580,443
Redemptions	(450,418)	(5,588,706)	(414,145)	(5,211,523)
Net increase	1,099,009	13,421,574	446,217	5,684,070
Class Z
Subscriptions	850,752	10,651,907	2,807,454	35,621,560
Distributions reinvested	297,403	3,707,367	602,661	7,643,566
Redemptions	(3,066,994)	(37,902,169)	(3,445,853)	(43,649,112)
Net decrease	(1,918,839)	(23,542,895)	(35,738)	(383,986)
Total net increase (decrease)	(634,238)	(7,353,603)	1,338,755	17,108,359
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
01/31/2017 (c)	$12.82	0.16	(0.55)	(0.39)	(0.16)	—
07/31/2016	$12.54	0.33	0.28	0.61	(0.33)	—
07/31/2015	$12.61	0.34	(0.07)	0.27	(0.34)	—
07/31/2014	$12.30	0.35	0.31	0.66	(0.35)	(0.00) (g)
07/31/2013	$12.95	0.34	(0.65)	(0.31)	(0.34)	—
07/31/2012 (h)	$12.49	0.34	0.46	0.80	(0.34)	—
08/31/2011	$12.67	0.40	(0.15)	0.25	(0.41)	(0.02)
Class B
01/31/2017 (c)	$12.82	0.11	(0.56)	(0.45)	(0.11)	—
07/31/2016	$12.54	0.23	0.28	0.51	(0.23)	—
07/31/2015	$12.60	0.25	(0.06)	0.19	(0.25)	—
07/31/2014	$12.30	0.26	0.30	0.56	(0.26)	(0.00) (g)
07/31/2013	$12.95	0.25	(0.66)	(0.41)	(0.24)	—
07/31/2012 (h)	$12.49	0.26	0.45	0.71	(0.25)	—
08/31/2011	$12.67	0.32	(0.17)	0.15	(0.31)	(0.02)
Class C
01/31/2017 (c)	$12.83	0.13	(0.56)	(0.43)	(0.13)	—
07/31/2016	$12.54	0.27	0.29	0.56	(0.27)	—
07/31/2015	$12.61	0.29	(0.07)	0.22	(0.29)	—
07/31/2014	$12.31	0.30	0.30	0.60	(0.30)	(0.00) (g)
07/31/2013	$12.95	0.29	(0.64)	(0.35)	(0.29)	—
07/31/2012 (h)	$12.49	0.29	0.46	0.75	(0.29)	—
08/31/2011	$12.67	0.35	(0.15)	0.20	(0.36)	(0.02)
Class R4
01/31/2017 (c)	$12.82	0.18	(0.56)	(0.38)	(0.18)	—
07/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—
07/31/2015	$12.60	0.37	(0.06)	0.31	(0.37)	—
07/31/2014	$12.30	0.38	0.30	0.68	(0.38)	(0.00) (g)
07/31/2013 (l)	$12.83	0.13	(0.53)	(0.40)	(0.13)	—
Class R5
01/31/2017 (c)	$12.81	0.18	(0.56)	(0.38)	(0.18)	—
07/31/2016	$12.53	0.37	0.28	0.65	(0.37)	—
07/31/2015	$12.59	0.38	(0.06)	0.32	(0.38)	—
07/31/2014	$12.29	0.38	0.30	0.68	(0.38)	(0.00) (g)
07/31/2013 (n)	$12.99	0.27	(0.70)	(0.43)	(0.27)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$12.27	(3.05%)	0.84% (d),(e)	0.84% (d),(e)	2.52% (d)	9%	$52,352
(0.33)	$12.82	4.92%	0.86%	0.85% (f)	2.60%	9%	$50,750
(0.34)	$12.54	2.17%	0.87%	0.83% (f)	2.71%	11%	$41,121
(0.35)	$12.61	5.43%	0.86%	0.81% (f)	2.81%	9%	$37,935
(0.34)	$12.30	(2.47%)	0.86%	0.80% (f)	2.65%	15%	$35,438
(0.34)	$12.95	6.50%	0.86% (d)	0.79% (d),(f)	2.92% (d)	9%	$31,484
(0.43)	$12.49	2.07%	0.89%	0.80% (f)	3.28%	13%	$24,998

(0.11)	$12.26	(3.50%)	1.59% (d),(i)	1.59% (d),(i)	1.77% (d)	9%	$11
(0.23)	$12.82	4.13%	1.64%	1.61% (f)	1.84%	9%	$11
(0.25)	$12.54	1.49%	1.64%	1.58% (f)	1.96%	11%	$11
(0.26)	$12.60	4.63%	1.60%	1.56% (f)	2.08%	9%	$1
(0.24)	$12.30	(3.19%)	1.61%	1.55% (f)	1.91%	15%	$19
(0.25)	$12.95	5.77%	1.61% (d)	1.54% (d),(f)	2.22% (d)	9%	$41
(0.33)	$12.49	1.30%	1.66%	1.55% (f)	2.57%	13%	$79

(0.13)	$12.27	(3.35%)	1.59% (d),(j)	1.29% (d),(j)	2.08% (d)	9%	$25,458
(0.27)	$12.83	4.53%	1.61%	1.30% (f)	2.15%	9%	$28,438
(0.29)	$12.54	1.73%	1.62%	1.26% (f)	2.27%	11%	$24,863
(0.30)	$12.61	4.93%	1.61%	1.21% (f)	2.41%	9%	$23,694
(0.29)	$12.31	(2.78%)	1.61%	1.20% (f)	2.25%	15%	$26,055
(0.29)	$12.95	6.10%	1.61% (d)	1.19% (d),(f)	2.51% (d)	9%	$23,812
(0.38)	$12.49	1.65%	1.64%	1.19% (f)	2.88%	13%	$18,069

(0.18)	$12.26	(3.01%)	0.59% (d),(k)	0.59% (d),(k)	2.80% (d)	9%	$494
(0.36)	$12.82	5.18%	0.61%	0.61% (f)	2.85%	9%	$307
(0.37)	$12.54	2.50%	0.62%	0.58% (f)	2.97%	11%	$130
(0.38)	$12.60	5.58%	0.62%	0.56% (f)	3.08%	9%	$77
(0.13)	$12.30	(3.13%)	0.58% (d)	0.56% (d)	2.92% (d)	15%	$2

(0.18)	$12.25	(2.99%)	0.55% (d),(m)	0.55% (d),(m)	2.86% (d)	9%	$37,221
(0.37)	$12.81	5.24%	0.55%	0.55%	2.90%	9%	$24,844
(0.38)	$12.53	2.54%	0.55%	0.55%	3.00%	11%	$18,712
(0.38)	$12.59	5.64%	0.56%	0.53%	3.09%	9%	$8,092
(0.27)	$12.29	(3.38%)	0.55% (d)	0.54% (d)	2.97% (d)	15%	$5,377
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
01/31/2017 (c)	$12.82	0.18	(0.55)	(0.37)	(0.18)	—
07/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—
07/31/2015	$12.61	0.37	(0.07)	0.30	(0.37)	—
07/31/2014	$12.31	0.38	0.30	0.68	(0.38)	(0.00) (g)
07/31/2013	$12.95	0.37	(0.64)	(0.27)	(0.37)	—
07/31/2012 (h)	$12.49	0.37	0.46	0.83	(0.37)	—
08/31/2011	$12.67	0.43	(0.15)	0.28	(0.44)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.02% for Class A. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.
(i)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.02% for Class B. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(j)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.02% for Class C. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(k)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.02% for Class R4. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(l)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(m)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class R5. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(n)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(o)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.02% for Class Z. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$12.27	(2.93%)	0.59% (d),(o)	0.59% (d),(o)	2.78% (d)	9%	$334,216
(0.36)	$12.82	5.18%	0.61%	0.60% (f)	2.85%	9%	$374,062
(0.37)	$12.54	2.42%	0.62%	0.58% (f)	2.96%	11%	$366,351
(0.38)	$12.61	5.61%	0.61%	0.56% (f)	3.06%	9%	$370,871
(0.37)	$12.31	(2.14%)	0.61%	0.55% (f)	2.90%	15%	$391,179
(0.37)	$12.95	6.73%	0.61% (d)	0.54% (d),(f)	3.17% (d)	9%	$437,800
(0.46)	$12.49	2.31%	0.64%	0.55% (f)	3.53%	13%	$402,393
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 3.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other
26	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.470% to 0.310% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.467% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
28	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.10%
Class B	0.11
Class C	0.10
Class R4	0.10
Class R5	0.05
Class Z	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	66,324
Class C	1,577
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	0.85%	0.87%
Class B	1.60	1.62
Class C	1.60	1.62
Class R4	0.60	0.62
Class R5	0.58	0.58
Class Z	0.60	0.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
430,596,000	16,949,000	(3,570,000)	13,379,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	170,115	—	170,115
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $39,916,707 and $46,370,873, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, one unaffiliated shareholder of record owned 18.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
32	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2017

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR207_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Tax-Exempt Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Tax-Exempt Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Tax-Exempt Fund   |  Semiannual Report 2017

Columbia Tax-Exempt Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Tax-Exempt Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Kimberly Campbell
Co-manager
Managed Fund since 2002
James Dearborn
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	-4.19	-0.69	3.25	4.18
	Including sales charges		-7.06	-3.65	2.62	3.87
Class B	Excluding sales charges	05/05/92	-4.56	-1.44	2.49	3.40
	Including sales charges		-9.25	-6.21	2.14	3.40
Class C	Excluding sales charges	08/01/97	-4.44	-1.26	2.67	3.57
	Including sales charges		-5.38	-2.22	2.67	3.57
Class R4 *		03/19/13	-4.10	-0.42	3.42	4.27
Class R5 *		12/11/13	-4.07	-0.44	3.41	4.26
Class Z		09/16/05	-4.09	-0.49	3.45	4.38
Bloomberg Barclays Municipal Bond Index			-3.34	-0.28	2.94	4.34
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Tax-Exempt Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2017)
AAA rating	3.0
AA rating	18.4
A rating	34.4
BBB rating	27.1
BB rating	1.9
B rating	0.1
CC rating	0.0
C rating	0.1
Not rated	15.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2017)
Illinois	15.2
Texas	10.7
California	9.8
Florida	5.7
Pennsylvania	4.5
New York	4.4
Michigan	4.1
Massachusetts	3.7
Minnesota	3.6
Wisconsin	3.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Tax-Exempt Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	958.10	1,021.71	3.69	3.81	0.74
Class B	1,000.00	1,000.00	954.40	1,017.89	7.42	7.66	1.49
Class C	1,000.00	1,000.00	955.60	1,018.40	6.93	7.15	1.39
Class R4	1,000.00	1,000.00	959.00	1,022.73	2.70	2.78	0.54
Class R5	1,000.00	1,000.00	959.30	1,022.93	2.50	2.58	0.50
Class Z	1,000.00	1,000.00	959.10	1,022.73	2.70	2.78	0.54
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Tax-Exempt Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(a)
Unrefunded Revenue Bonds
Lease VRDN Series 2009
02/01/37	0.610%	6,395,000	6,395,000
Minnesota 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems VRDN Series 2009B-2 (JPMorgan Chase Bank)
11/15/35	0.610%	5,900,000	5,900,000
New York 1.3%
City of New York(a)
General Obligation Unlimited Notes
VRDN Subordinated Series 2013-D3
08/01/38	0.630%	15,000,000	15,000,000
Unlimited General Obligation Bonds
Fiscal 2015 VRDN Subordinated Series 2015
06/01/44	0.620%	5,000,000	5,000,000
New York City Transitional Finance Authority(a)
Subordinated Revenue Bonds
Future Tax Secured VRDN Series 2016
02/01/45	0.630%	9,300,000	9,300,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery VRDN Subordinated Series 2002-3-3F (Royal Bank of Canada)
11/01/22	0.620%	7,280,000	7,280,000
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution VRDN Series 2013DD-2
06/15/43	0.630%	6,900,000	6,900,000
2nd General Resolution Fiscal 2015 VRDN Series 2015
06/15/48	0.620%	8,800,000	8,800,000
Total			52,280,000
Total Floating Rate Notes (Cost $64,575,000)			64,575,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
County of Jefferson
Revenue Bonds
Series 2004A
01/01/23	5.250%	7,500,000	7,530,525
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/46	5.000%	19,385,000	22,104,715
Total			29,635,240
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care Series 2011
10/01/32	7.500%	18,330,000	21,232,922
Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	4,350,000	5,067,272
Total			26,300,194
Arizona 1.8%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project Series 2014
12/01/42	5.000%	7,000,000	7,593,740
Revenue Bonds
Banner Health Series 2014A
01/01/44	5.000%	15,000,000	16,371,150
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University Series 2010
05/15/35	5.000%	13,750,000	14,882,312
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy Series 2015
06/15/45	5.625%	2,680,000	2,633,207
Industrial Development Authority of the County of Pima (The)(d)
Revenue Bonds
GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT
09/01/21	8.200%	7,655,000	9,100,953
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Series 2016
01/01/36	5.750%	2,000,000	1,846,900

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,608,417
Salt Verde Financial Corp.
Revenue Bonds
Senior Series 2007
12/01/32	5.000%	5,400,000	6,055,668
Total			69,092,347
Arkansas 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/39	5.000%	8,725,000	9,502,223
Series 2014
12/01/42	5.000%	2,000,000	2,173,900
Total			11,676,123
California 9.8%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2011
07/01/26	6.125%	3,420,000	3,840,899
Episcopal Senior Communities Series 2011
07/01/41	6.125%	7,015,000	7,675,111
Revenue Bonds
Sharp Healthcare Series 2009
08/01/39	6.250%	4,000,000	4,439,480
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health Series 2008
10/01/38	6.500%	110,000	119,896
Providence Health & Services Series 2008C
10/01/28	6.250%	2,000,000	2,171,160
Refunding Revenue Bonds
Sutter Health Series 2016B
11/15/41	4.000%	10,000,000	9,952,800
California Municipal Finance Authority
Revenue Bonds
Biola University Series 2008
10/01/34	5.875%	4,000,000	4,181,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities Series 2011 AMT
12/01/32	7.500%	1,830,000	823,262
California Pollution Control Financing Authority(c),(d)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT
12/01/27	7.000%	2,000,000	1,909,500
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project Series 2015
07/01/46	6.375%	3,000,000	3,059,400
River Springs Charter School Project Series 2015
07/01/46	6.375%	415,000	423,217
California State Public Works Board
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	6,801,000
Revenue Bonds
Various Capital Projects Series 2012A
04/01/37	5.000%	4,660,000	5,145,059
Various Correctional Facilities Series 2014A
09/01/39	5.000%	7,000,000	7,847,280
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools Series 2010
07/01/30	6.000%	3,555,000	3,875,199
Prerefunded 05/15/18 Revenue Bonds
University of California Irvine East Campus Apartments Series 2008
05/15/32	5.750%	5,500,000	5,839,515
Refunding Revenue Bonds
899 Charleston Project Series 2014A
11/01/29	5.000%	1,650,000	1,691,959
899 Charleston Project Series 2014A
11/01/34	5.000%	3,700,000	3,710,323
Revenue Bonds
California Baptist University Series 2014A
11/01/33	6.125%	1,560,000	1,690,931

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Baptist University Series 2014A
11/01/43	6.375%	1,035,000	1,124,528
Lancer Plaza Project Series 2013
11/01/43	5.875%	1,875,000	1,923,037
Loma Linda University Medical Center Series 2014
12/01/44	5.250%	3,500,000	3,633,770
Castaic Lake Water Agency(e)
Certificate of Participation
Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)
08/01/24	0.000%	9,445,000	7,697,392
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,602,270
Series 2012
09/01/24	5.000%	1,110,000	1,217,914
Series 2012
09/01/25	5.000%	790,000	855,428
Series 2012
09/01/26	5.000%	1,230,000	1,328,634
Series 2012
09/01/27	5.000%	1,280,000	1,374,336
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/23	7.600%	5,265,000	6,261,191
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	640,000	683,680
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,490,000	1,604,000
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	4,000,000	4,231,280
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien Series 2014C
01/15/33	6.250%	3,845,000	4,505,648
Series 2014A
01/15/46	5.750%	19,005,000	21,664,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Schools Regionalized Business Services Corp.(e)
Certificate of Participation
Capital Appreciation-Pooled Financing Series 1999A (AMBAC)
08/01/22	0.000%	2,180,000	1,873,645
Norwalk-La Mirada Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Series 2005B (NPFGC)
08/01/23	0.000%	9,790,000	8,050,513
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/36	5.000%	4,605,000	4,773,727
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,071,033
San Francisco City & County Airports Commission-San Francisco International Airport(d)
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	24,000,000	25,966,800
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2009D
08/01/31	6.500%	500,000	565,250
Mission Bay South Redevelopment Project Series 2009D
08/01/39	6.625%	1,500,000	1,700,160
State of California
Unlimited General Obligation Bonds
Various Purpose Series 2008
03/01/27	5.500%	1,000,000	1,047,420
Various Purpose Series 2008
03/01/38	5.250%	8,250,000	8,581,650
Various Purpose Series 2009
04/01/31	5.750%	32,500,000	35,451,325
Various Purpose Series 2009
04/01/35	6.000%	15,000,000	16,441,950
Various Purpose Series 2009
04/01/38	6.000%	22,500,000	24,683,175
Various Purpose Series 2009
11/01/39	5.500%	15,520,000	17,062,222

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2010
03/01/30	5.250%	3,000,000	3,312,540
Various Purpose Series 2010
03/01/33	6.000%	5,000,000	5,659,550
Various Purpose Series 2010
03/01/40	5.500%	17,200,000	19,101,288
Various Purpose Series 2012
04/01/35	5.250%	19,275,000	21,839,539
Various Purpose Series 2016
09/01/35	4.000%	3,895,000	4,020,224
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	18,445,000	18,486,870
Unlimited General Obligation Refunding Notes
Various Purpose Series 2016
09/01/36	4.000%	2,000,000	2,059,400
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,020
Various Purpose Series 2007
11/01/37	5.000%	2,815,000	2,888,753
Various Purpose Series 2007
12/01/37	5.000%	2,820,000	2,902,062
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District Series 2012
09/01/27	5.000%	1,275,000	1,377,230
Wolf Creek Community Facilities District Series 2012
09/01/28	5.000%	1,315,000	1,416,058
Wolf Creek Community Facilities District Series 2012
09/01/29	5.000%	1,405,000	1,506,834
Wolf Creek Community Facilities District Series 2012
09/01/30	5.000%	1,480,000	1,581,336
Wolf Creek Community Facilities District Series 2012
09/01/31	5.000%	1,555,000	1,654,473
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,669,647
Total			379,655,553
Colorado 2.3%
City & County of Denver(d)
Refunding Revenue Bonds
United Air Lines Project Series 2007A AMT
10/01/32	5.250%	5,000,000	5,074,100
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School Series 2014
07/01/34	5.125%	1,525,000	1,550,330
Skyview Charter School Series 2014
07/01/44	5.375%	2,100,000	2,143,638
Skyview Charter School Series 2014
07/01/49	5.500%	925,000	948,643
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC Series 2008
06/01/33	5.500%	2,000,000	2,093,000
Student Housing-Campus Village Apartments LLC Series 2008
06/01/38	5.500%	6,000,000	6,279,000
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities Series 2012A
12/01/33	5.000%	5,500,000	5,760,040
Covenant Retirement Communities Series 2015
12/01/35	5.000%	3,800,000	4,030,888
Revenue Bonds
Catholic Health Initiatives Series 2013A
01/01/45	5.250%	10,000,000	10,576,900
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran Series 2005
06/01/23	5.250%	310,000	310,859
E-470 Public Highway Authority(e)
Revenue Bonds
Capital Appreciation Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,593,518

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Appreciation Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	18,001,266
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,426,750
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,766,244
Series 2007
12/15/37	5.500%	3,100,000	3,048,416
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,500,350
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	8,101,963
Total			87,205,905
Connecticut 0.7%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,000,710
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,318
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,612,710
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Series 2016
09/01/46	5.000%	1,250,000	1,172,638
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College Series 2011H-1
07/01/41	5.000%	1,625,000	1,786,362
Loomis Chaffe School Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,443,709
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loomis Chaffe School Series 2005F (AMBAC)
07/01/26	5.250%	1,045,000	1,264,293
Middlesex Hospital Series 2011N
07/01/24	5.000%	425,000	467,292
Sacred Heart University Series 2011G
07/01/31	5.375%	500,000	544,660
Stamford Hospital Series 2012J
07/01/37	5.000%	1,000,000	1,059,220
State Supported Child Care Series 2011
07/01/28	5.000%	1,030,000	1,116,376
State Supported Child Care Series 2011
07/01/29	5.000%	860,000	928,052
Western Connecticut Health Series 2011M
07/01/41	5.375%	1,500,000	1,618,590
Western Connecticut Health Network Series 2011
07/01/29	5.000%	1,000,000	1,081,710
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	9,800,962
Total			25,907,602
Delaware 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power Series 2010
02/01/31	5.400%	5,000,000	5,460,600
Revenue Bonds
Newark Charter School Series 2012
09/01/32	4.625%	2,000,000	2,003,060
Newark Charter School Series 2012
09/01/42	5.000%	1,350,000	1,365,633
Total			8,829,293

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/44	5.000%	9,090,000	9,932,916
Friendship Public Charter School Series 2016
06/01/46	5.000%	1,385,000	1,394,155
Revenue Bonds
KIPP Charter School Series 2013
07/01/33	6.000%	250,000	289,365
KIPP Charter School Series 2013
07/01/48	6.000%	1,150,000	1,313,208
Total			12,929,644
Florida 5.7%
Brevard County Housing Finance Authority(e)
Revenue Bonds
Compound Interest Series 1985 (FGIC / MGIC)
04/01/17	0.000%	375,000	368,383
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015
12/01/45	7.000%	1,665,000	1,624,740
Capital Trust Agency, Inc.(f)
Revenue Bonds
Atlantic Housing Foundation Subordinated Series 2008B
07/15/32	0.000%	1,820,000	909,781
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien Series 2016B
07/01/39	4.000%	25,000,000	25,253,750
City of Lakeland
Revenue Bonds
Lakeland Regional Health Series 2015
11/15/45	5.000%	22,000,000	23,382,920
County of Broward Airport System(d)
Revenue Bonds
Series 2015A AMT
10/01/45	5.000%	14,000,000	15,111,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A AMT
10/01/33	5.000%	15,000,000	16,290,600
Series 2014A AMT
10/01/36	5.000%	21,400,000	23,019,338
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	720,000	773,194
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/34	5.875%	420,000	424,469
Miami Arts Charter School Project Series 2014A
06/15/44	6.000%	3,100,000	3,121,731
Renaissance Charter School Series 2015
06/15/46	6.125%	3,920,000	3,926,233
Renaissance Charter School Inc. Projects Series 2015
06/15/35	6.000%	4,000,000	4,015,320
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Series 2012A
06/15/22	5.500%	1,240,000	1,329,057
Renaissance Charter School Series 2012A
06/15/32	6.000%	4,000,000	4,240,200
Renaissance Charter School Series 2012A
06/15/43	6.125%	5,000,000	5,295,550
Renaissance Charter School Projects Series 2013A
06/15/44	8.500%	15,000,000	17,164,650
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport Series 2015A
10/01/44	5.000%	11,115,000	12,071,334
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,086,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/44	5.000%	5,000,000	5,503,200
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/40	7.250%	7,000,000	8,732,010
Refunding Revenue Bonds
Series 2015A
10/01/35	5.000%	3,765,000	4,116,124
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,379,940
Orange County Industrial Development Authority(c),(d)
Revenue Bonds
VITAG Florida LLC Project Series 2014 AMT
07/01/36	8.000%	12,000,000	11,039,760
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group Series 2014
12/01/31	5.000%	1,500,000	1,625,115
Revenue Bonds
Sinai Residences of Boca Raton Series 2014
06/01/34	7.250%	685,000	791,079
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,166,460
Seminole Tribe of Florida, Inc.(c),(g)
Revenue Bonds
Series 2007A
10/01/27	5.250%	9,750,000	9,914,775
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,897,075
Waterset North Community Development District
Special Assessment Bonds
Series 2007A
05/01/39	6.600%	2,705,000	2,743,817
Total			221,319,185
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.3%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,830,812
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc. Series 2016
07/01/36	5.000%	3,500,000	3,687,950
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	30,000,000	32,289,000
Georgia State Road & Tollway Authority(c),(e)
Revenue Bonds
I-75 S Express Lanes Project Series 2014
06/01/24	0.000%	625,000	397,288
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P (AMBAC)
07/01/20	6.250%	1,865,000	2,031,824
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,211,710
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	960,000	1,005,658
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	1,150,000	1,196,713
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project Series 2007A AMT
01/01/34	6.125%	3,000,000	3,005,580
Total			51,656,535
Guam 0.1%
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30 Series 2009A
12/01/34	5.750%	4,150,000	4,646,174

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	6,973,525
Series 2010B
07/01/30	5.625%	1,220,000	1,331,947
Series 2010B
07/01/40	5.750%	1,630,000	1,765,111
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui Series 2012
11/15/21	5.000%	1,000,000	1,097,510
Special Purpose - Kahala Nui Series 2012
11/15/27	5.000%	1,400,000	1,514,352
Special Purpose - Kahala Nui Series 2012
11/15/32	5.125%	1,300,000	1,379,664
Special Purpose - Kahala Nui Series 2012
11/15/37	5.250%	1,945,000	2,058,082
Revenue Bonds
15 Craigside Project Series 2009A
11/15/29	8.750%	940,000	1,112,067
15 Craigside Project Series 2009A
11/15/44	9.000%	3,000,000	3,616,560
Hawaii Pacific University Series 2013A
07/01/33	6.625%	1,430,000	1,536,063
Hawaii Pacific University Series 2013A
07/01/43	6.875%	2,795,000	3,024,945
Total			25,409,826
Idaho 0.7%
Idaho Health Facilities Authority
Prerefunded 12/01/18 Revenue Bonds
Trinity Health Group Series 2008B
12/01/23	6.000%	1,000,000	1,087,810
Trinity Health Group Series 2008B
12/01/33	6.250%	6,000,000	6,553,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/34	7.750%	9,135,000	9,623,266
Terraces of Boise Project Series 2014A
10/01/44	8.000%	5,635,000	5,977,833
Terraces of Boise Project Series 2014A
10/01/49	8.125%	4,365,000	4,646,586
Total			27,889,475
Illinois 15.1%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien Series 2014A AMT
01/01/41	5.000%	10,000,000	10,580,100
Series 2016A AMT
01/01/32	4.000%	3,000,000	2,999,910
Series 2016A AMT
01/01/33	4.000%	3,500,000	3,471,405
Chicago O’Hare International Airport(d)
Revenue Bonds
Series 2015C AMT
01/01/46	5.000%	12,525,000	13,306,184
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/46	5.000%	7,310,000	7,868,411
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/33	5.000%	1,000,000	1,086,070
Series 2016A
01/01/34	5.000%	1,000,000	1,081,360
Series 2016A
01/01/36	5.000%	1,000,000	1,075,120
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	1,805,000	1,842,941
Unlimited General Obligation Bonds
Project Series 2011A
01/01/40	5.000%	27,625,000	25,232,675
Project Series 2012A
01/01/33	5.000%	12,450,000	11,706,735

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project Series 2012A
01/01/34	5.000%	10,510,000	9,858,590
Series 2009C
01/01/34	5.000%	1,890,000	1,772,858
Series 2009C
01/01/40	5.000%	26,730,000	24,415,182
Series 2015A
01/01/33	5.500%	8,350,000	8,184,921
Series 2015A
01/01/39	5.500%	1,500,000	1,448,100
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/30	5.250%	4,200,000	4,073,412
Project Series 2014A
01/01/33	5.250%	10,250,000	9,833,132
Project Series 2014A
01/01/34	5.000%	5,000,000	4,690,100
Project Series 2014A
01/01/35	5.000%	6,000,000	5,602,260
Project Series 2014A
01/01/36	5.000%	22,860,000	21,296,376
Series 2005D
01/01/40	5.500%	2,000,000	1,921,900
Series 2007E
01/01/42	5.500%	1,000,000	959,400
City of Chicago(h)
Unlimited General Obligation Bonds
Series 2017A
01/01/38	6.000%	13,080,000	13,088,894
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien Series 2015C
01/01/34	5.000%	1,250,000	1,334,938
2nd Lien Series 2015C
01/01/39	5.000%	2,970,000	3,149,061
Revenue Bonds
2nd Lien Series 2014
01/01/39	5.000%	4,000,000	4,232,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Series 2014
01/01/44	5.000%	4,000,000	4,222,160
City of Chicago Wastewater Transmission(e)
Refunding Revenue Bonds
Capital Appreciation Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	6,764,513
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2016
11/01/26	5.000%	935,000	1,062,646
Revenue Bonds
2nd Lien Series 2014
11/01/34	5.000%	1,000,000	1,079,850
2nd Lien Series 2014
11/01/39	5.000%	2,000,000	2,140,280
2nd Lien Series 2014
11/01/44	5.000%	2,850,000	3,042,062
2nd Lien Series 2016
11/01/28	5.000%	865,000	963,653
2nd Lien Series 2016
11/01/29	5.000%	1,750,000	1,936,183
2nd Lien Series 2016
11/01/30	5.000%	1,000,000	1,098,230
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,196,685
Public Safety Sales Tax Series 1999 (NPFGC)
01/01/23	8.250%	1,420,000	1,857,303
DeKalb County Community Unit School District No. 424 Genoa-Kingston(e)
Unlimited General Obligation Bonds
Capital Appreciation Series 2001 (AMBAC)
01/01/21	0.000%	2,675,000	2,412,930
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center Series 2009C
11/01/39	6.625%	8,000,000	8,950,000

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers Series 2009
08/15/38	6.875%	39,300,000	44,709,252
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	4,940,000	5,588,227
Refunding Revenue Bonds
Mercy Health System Obligation Series 2016
12/01/46	5.000%	14,000,000	14,702,100
Northwest Community Hospital Series 2016A
07/01/37	4.000%	5,000,000	4,857,000
Northwest Community Hospital Series 2016A
07/01/38	4.000%	5,000,000	4,845,750
Rush University Medical Center Series 2015A
11/15/38	5.000%	20,145,000	21,553,135
Rush University Medical Center Series 2015B
11/15/39	5.000%	6,590,000	7,050,641
Silver Cross Hospital & Medical Centers Series 2015C
08/15/44	5.000%	9,400,000	9,852,234
Swedish Covenant Series 2010A
08/15/38	6.000%	12,505,000	14,210,557
Revenue Bonds
CHF-Normal LLC-Illinois State University Series 2011
04/01/43	7.000%	5,550,000	6,133,472
Northwestern Memorial Hospital Series 2009A
08/15/30	5.750%	2,000,000	2,199,240
Northwestern Memorial Hospital Series 2009B
08/15/30	5.750%	10,000,000	10,996,200
South Suburban Series 1992 Escrowed to Maturity
02/15/18	7.000%	435,000	448,189
Unrefunded Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	3,260,000	3,574,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(e)
Subordinated Revenue Bonds
Regency Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	64,183,160
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,492,800
Series 2014C
01/01/39	5.000%	5,000,000	5,474,700
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/33	5.250%	13,210,000	15,377,365
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	15,000,000	17,053,650
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	3,585,000	3,992,794
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,058,178
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	4,807,040
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,431,100
Series 2006
01/01/31	5.500%	7,985,000	8,365,166
Series 2012
03/01/35	5.000%	2,725,000	2,726,090
Series 2012
03/01/36	5.000%	2,000,000	1,992,600
Series 2013
07/01/38	5.500%	4,125,000	4,264,260
Series 2013A
04/01/36	5.000%	8,000,000	7,970,160
Series 2014
05/01/36	5.000%	2,300,000	2,291,375
Series 2014
02/01/39	5.000%	23,000,000	22,848,200
Series 2014
04/01/39	5.000%	10,000,000	9,933,100

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
05/01/39	5.000%	6,175,000	6,133,566
Series 2016
01/01/41	5.000%	9,580,000	9,500,390
Total			586,454,525
Indiana 1.0%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,236,130
Crown Point Multi School Building Corp.(e)
Revenue Bonds
1st Mortgage Series 2000 (NPFGC)
01/15/19	0.000%	8,165,000	7,905,843
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health Series 2008
11/01/32	5.375%	4,000,000	4,235,520
Revenue Bonds
BHI Senior Living Series 2011
11/15/31	5.500%	1,175,000	1,265,898
BHI Senior Living Series 2011
11/15/41	5.750%	5,655,000	6,059,106
Parkview Health System Series 2009A
05/01/31	5.750%	6,500,000	7,031,960
Indiana Finance Authority(d)
Revenue Bonds
I-69 Development Partners LLC Series 2014 AMT
09/01/40	5.250%	8,000,000	8,143,760
Indianapolis Airport Authority(d),(f)
Revenue Bonds
Special Facilities-United Air Lines Project Series 1995A AMT
11/15/31	0.000%	1,022,832	6,045
Total			37,884,262
Iowa 0.4%
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community Series 2012
09/01/32	5.500%	1,500,000	1,499,925
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sunrise Retirement Community Series 2012
09/01/37	5.500%	2,500,000	2,460,550
Sunrise Retirement Community Series 2012
09/01/43	5.750%	2,630,000	2,639,810
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	4,545,000	4,876,649
Senior Series 2011A-2 AMT
12/01/27	5.700%	3,130,000	3,340,148
Total			14,817,082
Kansas 1.1%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	9,434,370
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System Series 2015
09/01/45	5.000%	29,000,000	31,683,080
Total			41,117,450
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System Series 2010B
03/01/40	6.375%	5,800,000	6,314,286
Revenue Bonds
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,349,184
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	2,850,000	2,979,419
Owensboro Medical Health System Series 2010A
03/01/45	6.500%	14,550,000	15,872,886
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/42	5.000%	6,600,000	7,195,452

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc. Series 2016
10/01/35	4.000%	31,565,000	30,993,042
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/33	5.000%	2,045,000	2,292,854
Total			68,997,123
Louisiana 3.1%
Louisiana Housing Corp.
Revenue Bonds
Homeownership Program Series 2008A (GNMA / FHLMC)
12/01/23	4.875%	405,000	420,183
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,140,750
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Series 2016
05/15/35	4.000%	2,500,000	2,467,925
Ochsner Clinic Foundation Series 2016
05/15/41	4.000%	2,500,000	2,416,800
Ochsner Clinic Foundation Series 2016
05/15/47	5.000%	1,200,000	1,265,580
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project Series 2013 AMT
07/01/36	6.500%	25,000,000	26,742,750
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Louisiana Pellets, Inc. Project Series 2013 AMT
07/01/39	10.500%	10,000,000	3,984,000
Louisiana Pellets, Inc. Project Series 2015 AMT
07/01/39	7.750%	10,000,000	3,980,300
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/30	6.250%	5,250,000	5,623,223
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Rental Car Series 2009A
01/01/40	6.500%	20,400,000	22,028,940
New Orleans Aviation Board(d)
Revenue Bonds
Series 2015B AMT
01/01/45	5.000%	21,150,000	22,498,524
Parish of St. Charles
Revenue Bonds
Valero Energy Corp. Series 2010
12/01/40	4.000%	7,900,000	8,263,795
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corp. Series 2007A
06/01/37	5.125%	14,600,000	14,634,164
Total			121,466,934
Maryland 1.2%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,493,000	6,407,292
Maryland Economic Development Corp.
Prerefunded 06/01/18 Revenue Bonds
University of Maryland College Park Projects Series 2008
06/01/33	5.750%	1,600,000	1,698,288
Refunding Revenue Bonds
CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	2,000,000	1,973,440
Revenue Bonds
Salisbury University Project Series 2012
06/01/30	5.000%	400,000	421,572
Towson University Project Senior Series 2012
07/01/29	5.000%	650,000	695,897
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project Series 2016 AMT
03/31/46	5.000%	2,700,000	2,878,848
Purple Line Light Rail Project Series 2016 AMT
03/31/51	5.000%	2,200,000	2,342,098

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital Series 2008
01/01/33	5.750%	3,495,000	3,648,361
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System Series 2009A
07/01/39	6.750%	5,000,000	5,656,400
Refunding Revenue Bonds
Mercy Medical Center Series 2016A
07/01/42	4.000%	5,250,000	5,039,160
Meritus Medical Center Issue Series 2015
07/01/45	5.000%	3,000,000	3,203,670
Western Maryland Health System Series 2014
07/01/34	5.250%	6,885,000	7,562,071
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/17	8.500%	6,615,223	6,616,810
Total			48,143,907
Massachusetts 3.2%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/30	5.250%	1,000,000	1,076,870
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,515,020
Series 2005 (NPFGC)
01/01/30	5.500%	2,500,000	3,119,425
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,874,055
Senior Series 2008B
07/01/27	5.250%	710,000	876,708
Unrefunded Revenue Bonds
General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	625,000	709,400
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program Series 2006
08/01/30	5.250%	1,000,000	1,243,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center Series 2012
07/01/29	5.000%	80,000	93,246
Refunding Revenue Bonds
1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	1,145,000	1,088,071
South Shore Hospital Series 2016I
07/01/36	4.000%	1,250,000	1,244,950
Revenue Bonds
Adventcare Project Series 2007A
10/15/28	6.650%	5,000,000	5,060,150
Boston College Series 2009Q-2
07/01/29	5.000%	10,000	10,818
Covenant Health System Obligation Group Series 2012
07/01/31	5.000%	1,000,000	1,075,960
Evergreen Center, Inc. Series 2005
01/01/35	5.500%	750,000	750,428
Foxborough Regional Charter School Series 2010A
07/01/42	7.000%	1,000,000	1,088,540
Partners Healthcare Series 2012L
07/01/36	5.000%	1,000,000	1,104,350
UMass Boston Student Housing Project Series 2016
10/01/48	5.000%	4,500,000	4,692,465
WGBH Educational Foundation Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,589,000
Unrefunded Revenue Bonds
Boston Medical Center Series 2012
07/01/29	5.000%	425,000	459,905
Education-Dexter School Project Series 2007
05/01/26	4.500%	190,000	190,690
Harvard University Series 2009A
11/15/36	5.500%	755,000	814,622

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(e)
Revenue Bonds
Linden Ponds, Inc. Facility Subordinated Series 2011B
11/15/56	0.000%	767,588	3,838
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J AMT
07/01/33	3.500%	10,000,000	8,901,400
Revenue Bonds
Education Loan Series 2014-I AMT
01/01/25	5.000%	12,450,000	13,867,806
Education Loan Series 2014-I AMT
01/01/27	5.000%	3,000,000	3,339,420
Issue I Series 2010B AMT
01/01/31	5.700%	4,445,000	4,677,207
Series 2008H (AGM) AMT
01/01/30	6.350%	3,695,000	3,863,788
Series 2011J AMT
07/01/33	5.625%	1,500,000	1,603,995
Series 2012J AMT
07/01/25	4.625%	4,890,000	5,143,644
Series 2012J AMT
07/01/28	4.900%	640,000	668,102
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	385,000	405,409
Massachusetts Health & Educational Facilities Authority
Prerefunded 10/15/19 Revenue Bonds
Springfield College Series 2010
10/15/40	5.625%	4,500,000	5,016,330
Revenue Bonds
Massachusetts Eye & Ear Infirmary Series 2010C
07/01/35	5.375%	1,000,000	1,065,500
Milford Regional Medical Center Series 2007E
07/15/22	5.000%	1,250,000	1,268,662
Milford Regional Medical Center Series 2007E
07/15/37	5.000%	500,000	504,730
Partners Healthcare Series 2010J-1
07/01/34	5.000%	11,400,000	12,264,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk University Series 2009A
07/01/30	6.250%	1,000,000	1,098,150
Tufts University Series 2009M
02/15/28	5.500%	1,000,000	1,237,970
Massachusetts Housing Finance Agency(d)
Revenue Bonds
Housing Series 2011A AMT
12/01/36	5.250%	1,185,000	1,224,745
Series 2010C AMT
12/01/30	5.000%	775,000	799,939
Massachusetts Port Authority(d)
Revenue Bonds
Bosfuel Project Series 2007 (NPFGC) AMT
07/01/32	5.000%	2,000,000	2,023,300
Series 2016B AMT
07/01/46	4.000%	13,000,000	13,091,130
Massachusetts State College Building Authority(e)
Revenue Bonds
Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/23	0.000%	3,000,000	2,599,980
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,355,000	2,490,836
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/36	5.250%	3,000,000	3,359,580
Total			125,197,606
Michigan 4.1%
Allen Academy(f)
Refunding Revenue Bonds
Public School Academy Series 2013
06/01/22	0.000%	2,000,000	1,199,860
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	12,854,673
City of Detroit Water Supply System
Revenue Bonds
Senior Lien Series 2011A
07/01/36	5.000%	4,105,000	4,339,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien Series 2011A
07/01/41	5.250%	8,765,000	9,335,689
Unrefunded Revenue Bonds
Senior Lien Series 2003A (NPFGC)
07/01/34	5.000%	5,000	5,012
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	393,830
Series 2007
11/01/22	5.000%	750,000	752,078
Series 2007
11/01/32	4.750%	1,170,000	1,079,407
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare Series 2014A
07/01/47	5.000%	1,200,000	1,285,068
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien Series 2016B
07/01/46	5.000%	15,385,000	16,494,412
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System Series 2016
11/15/46	4.000%	24,420,000	23,352,846
Senior Lien - Great Lakes Water Authority Series 2014C-6
07/01/33	5.000%	1,070,000	1,168,173
Revenue Bonds
Beaumont Health Credit Group Series 2016S
11/01/44	5.000%	16,760,000	18,114,711
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/34	5.000%	7,095,000	7,644,862
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/35	5.000%	4,830,000	5,186,406
Senior Lien - Great Lakes Water Authority Series 2014C-1
07/01/44	5.000%	2,000,000	2,122,460
Michigan Finance Authority(d)
Revenue Bonds
Senior Lien - Great Lakes Water Authority Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,570,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,001,115
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,217,135
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,072,969
St. Johns Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,071,352
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F AMT
12/01/33	5.000%	11,495,000	12,557,368
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	21,445,000	23,259,033
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	905,000	1,019,654
Total			160,097,592
Minnesota 3.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/45	6.125%	11,775,000	12,006,732
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	4,000,000	3,819,560
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,242,800

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/23	5.500%	10,775,000	11,448,976
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services Series 2009
07/01/39	5.750%	16,825,000	18,625,948
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,776,337
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/30	5.000%	900,000	982,296
HealthEast Care System Project Series 2015
11/15/40	5.000%	935,000	990,848
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home Series 2010
03/01/35	6.350%	4,000,000	4,197,720
Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	2,800,000	2,947,896
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	24,599,300
Capital Appreciation Series 1994A (NPFGC)
01/01/23	0.000%	26,500,000	22,957,745
Capital Appreciation Series 1994A (NPFGC)
01/01/25	0.000%	17,500,000	14,241,150
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	7,135,000	6,456,390
Total			133,293,698
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,871,696
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	5,979,990
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/24	4.700%	5,515,000	5,787,551
Total			14,639,237
Missouri 1.8%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	1,300,000	1,318,668
Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	1,500,000	1,542,180
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services Senior Series 2010
02/01/42	5.500%	2,000,000	2,100,760
Lutheran Senior Services Series 2011
02/01/31	5.750%	1,730,000	1,905,336
Lutheran Senior Services Series 2011
02/01/41	6.000%	2,600,000	2,843,698
Lutheran Senior Services Series 2014
02/01/35	5.000%	7,350,000	7,707,945
Lutheran Senior Services Series 2014
02/01/44	5.000%	12,725,000	13,203,969
Industrial Development Authority of the City of St. Louis (The)(e)
Revenue Bonds
Convention Center Hotel Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,930,500

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,200,360
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products Series 1999 AMT
03/15/29	5.200%	6,385,000	7,562,011
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/41	4.000%	12,000,000	12,111,360
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills Series 2013A
09/01/33	5.500%	2,750,000	3,035,092
Total			68,461,879
Nebraska 1.2%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	928,848
Madonna Rehabilitation Hospital Series 2014
05/15/28	5.000%	2,025,000	2,221,263
Madonna Rehabilitation Hospital Series 2014
05/15/29	5.000%	2,125,000	2,319,522
Madonna Rehabilitation Hospital Series 2014
05/15/30	5.000%	2,000,000	2,170,340
Madonna Rehabilitation Hospital Series 2014
05/15/36	5.000%	1,000,000	1,059,380
Madonna Rehabilitation Hospital Series 2014
05/15/44	5.000%	6,400,000	6,734,656
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System Series 2015
11/01/45	5.000%	12,500,000	13,347,875
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,201,845
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,106,952
Total			48,090,681
Nevada 0.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,650,850
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales Series 2008A
06/15/28	6.750%	2,000,000	2,059,400
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	18,750,000	20,235,563
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Republic Services, Inc. Project Series 2003 AMT
12/01/26	5.625%	2,000,000	2,073,520
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy Series 2015A
12/15/35	5.000%	1,025,000	998,073
Total			28,017,406
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital Series 2016
10/01/38	5.000%	3,150,000	3,338,055
New Jersey 2.8%
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel Series 2005C
01/01/37	0.000%	1,500,000	44,535
Subordinated Revenue Bonds
Heldrich Center Hotel Series 2005B
01/01/37	0.000%	4,000,000	156,760

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction Series 2005N-1 (AGM)
09/01/25	5.500%	14,500,000	16,672,100
School Facilities Construction Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	5,774,150
Revenue Bonds
Lions Gate Project Series 2014
01/01/34	5.000%	1,000,000	1,013,960
Lions Gate Project Series 2014
01/01/44	5.250%	2,000,000	2,042,920
MSU Student Housing Project-Provident Series 2010
06/01/31	5.750%	4,350,000	4,713,616
MSU Student Housing Project-Provident Series 2010
06/01/42	5.875%	14,500,000	15,666,380
Provident Group-Rowan Properties LLC Series 2015
01/01/48	5.000%	7,200,000	7,355,448
Series 2015WW
06/15/40	5.250%	2,750,000	2,785,145
New Jersey Economic Development Authority(d)
Revenue Bonds
Continental Airlines, Inc. Project Series 1999 AMT
09/15/23	5.125%	5,000,000	5,281,050
Continental Airlines, Inc. Project Series 1999 AMT
09/15/29	5.250%	2,500,000	2,630,825
New Jersey Health Care Facilities Financing Authority
Prerefunded 07/01/18 Revenue Bonds
St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	4,000,000	4,308,880
Revenue Bonds
Virtua Health Series 2009
07/01/33	5.750%	750,000	811,763
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program Series 2015AA
06/15/45	5.000%	10,000,000	9,894,700
Transportation System Series 2011B
06/15/31	5.500%	7,250,000	7,587,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,459,580
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	2,999,825
Union County Utilities Authority(d)
Refunding Revenue Bonds
Covanta Union Series 2011 AMT
12/01/31	5.250%	15,000,000	16,102,050
Total			108,301,102
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	2,730,000	2,942,585
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	5,920,000	6,380,990
Revenue Bonds
Presbyterian Healthcare Services Series 2009
08/01/39	5.000%	6,500,000	6,893,055
Total			16,216,630
New York 3.1%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,377,630
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project Series 2014 AMT
01/01/25	4.500%	500,000	520,355
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	2,725,000	3,015,103
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	2,250,000	2,465,168
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,014,720

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,138,240
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/45	5.000%	1,860,000	1,965,127
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	2,380,000	2,467,870
Consolidated City University System 2nd Generation Series 1993A
07/01/20	6.000%	13,350,000	14,987,377
Independent School District-Educational Housing Services Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,495,120
Orange Regional Medical Center Series 2008
12/01/29	6.125%	2,250,000	2,428,898
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Series 2016 AMT
07/01/41	4.000%	10,000,000	9,177,300
Laguardia Airport Terminal B Redevelopment Project Series 2016 AMT
01/01/50	5.250%	7,500,000	7,912,050
LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT
07/01/46	4.000%	7,000,000	6,311,690
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project Series 1996-4 AMT
10/01/19	6.750%	3,200,000	3,279,616
JFK International Air Terminal Special Project Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,596,720
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal Series 2010
12/01/36	6.000%	7,000,000	7,894,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Industrial Development Agency(d)
Revenue Bonds
Nissequogue Cogen Partners Facility Series 1998 AMT
01/01/23	5.500%	5,420,000	5,386,017
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	12,299,210
Ulster County Capital Resource Corp.(c),(e)
Refunding Revenue Bonds
Alliance Senior Living Co. Series 2014A
09/15/44	0.000%	545,000	481,360
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Alliance Senior Living Co. Series 2014B
09/15/44	7.000%	2,765,000	2,764,696
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	2,000,080
Series 2007A
09/15/42	6.000%	7,000,000	7,000,280
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center Series 2016
11/01/46	5.000%	4,000,000	4,205,120
Total			118,184,627
North Carolina 0.7%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments Series 2005 AMT
02/01/38	5.650%	3,052,775	3,065,139
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project Series 2015 AMT
06/30/54	5.000%	10,000,000	10,388,600
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	324,786
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,330,832

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Prerefunded 11/01/18 Revenue Bonds
1st Mortgage-Deerfield Episcopal Series 2008A
11/01/33	6.000%	4,060,000	4,404,004
Refunding Revenue Bonds
1st Mortgage-Givens Estates Series 2007
07/01/33	5.000%	5,000,000	5,116,250
Revenue Bonds
Health Care Housing-Arc Projects Series 2004A
10/01/34	5.800%	1,400,000	1,403,038
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/30	0.000%	445,000	245,280
Series 2017C
07/01/34	0.000%	1,135,000	497,357
Total			27,775,286
North Dakota 0.3%
County of McLean
Revenue Bonds
Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,272,011
County of Ward
Revenue Bonds
Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,500,102
Total			12,772,113
Ohio 1.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,447,742
Greenup Hydroelectric Project Series 2016A
02/15/36	4.000%	500,000	506,820
City of Lakewood Water System
Revenue Bonds
Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	865,000	930,809
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities Series 2011
08/01/36	5.250%	2,380,000	2,552,026
Southwest General Facilities Series 2011
08/01/41	5.250%	6,900,000	7,357,263
Cleveland Department of Public Utilities Division of Public Power
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	520,610
Cleveland Department of Public Utilities Division of Water
Refunding Revenue Bonds
1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	2,790,000	3,055,273
Ohio Higher Educational Facility Commission
Revenue Bonds
University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,217,080
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,677,850
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project Series 2015 AMT
06/30/53	5.000%	9,835,000	10,330,684
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project Series 1992
12/15/21	6.450%	3,950,000	4,718,828
Revenue Bonds
University of Toledo Project Series 2014
07/01/46	5.000%	5,000,000	5,130,600
Special Assessment Bonds
Town Square - Levis Commons Project Series 2016
11/01/36	5.400%	1,298,090	1,280,605
Toledo-Lucas County Port Authority(e)
Special Assessment Bonds
Town Square - Levis Commons Project Series 2016
11/01/36	0.000%	510,206	5
Total			57,726,195

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,566,690
Cow Creek Band of Umpqua Tribe of Indians(c),(g)
Revenue Bonds
Series 2006C
10/01/26	5.625%	3,500,000	3,504,270
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,407,148
Oregon Health & Science University
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
07/01/39	5.750%	4,500,000	4,978,260
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/33	5.000%	1,000,000	1,130,110
Series 2017-24B AMT
07/01/34	5.000%	1,355,000	1,524,023
Series 2017-24B AMT
07/01/42	5.000%	2,000,000	2,228,180
Total			18,338,681
Pennsylvania 4.5%
Butler County Hospital Authority
Prerefunded 07/01/19 Revenue Bonds
Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	7,989,450
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	8,490,000	8,937,253
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply Series 1992A AMT
06/01/24	6.900%	3,400,000	4,152,658
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,377,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	11,150,000	11,734,260
Pennsylvania Convention Center Authority
Revenue Bonds
Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	15,023,623
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP Series 2015 AMT
06/30/42	5.000%	28,700,000	30,286,823
Proctor & Gamble Paper Project Series 2001 AMT
03/01/31	5.375%	1,000,000	1,205,810
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	5,325,000	5,670,433
Pennsylvania Higher Educational Facilities Authority
Prerefunded 06/01/18 Revenue Bonds
Edinboro University Foundation Series 2008
07/01/28	5.750%	3,000,000	3,196,410
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/45	5.250%	25,295,000	28,245,156
Series 2016A-1
12/01/46	5.000%	10,000,000	10,776,000
Revenue Bonds
Series 2014B
12/01/44	5.250%	10,000,000	11,052,400
Subordinated Revenue Bonds
Series 2014A-1
12/01/43	5.000%	16,940,000	18,341,107
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,237,230
Philadelphia Municipal Authority
Revenue Bonds
Lease Series 2009
04/01/34	6.500%	2,500,000	2,715,900

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College Series 2010
11/01/36	5.000%	4,850,000	5,247,118
Westmoreland County Municipal Authority(e)
Revenue Bonds
Capital Appreciation Series 1999A (NPFGC)
08/15/22	0.000%	2,000,000	1,743,760
Total			173,932,671
Puerto Rico 0.6%
Puerto Rico Electric Power Authority(g)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,008,800
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,675,385
Puerto Rico Highways & Transportation Authority(g)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	190,719
Puerto Rico Highways & Transportation Authority(f),(g)
Revenue Bonds
Series 2005K
07/01/20	0.000%	5,000,000	1,412,500
Puerto Rico Public Buildings Authority(f),(g)
Refunding Revenue Bonds
Government Facilities Series 2002F
07/01/20	0.000%	2,000,000	1,165,000
Government Facilities Series 2007M
07/01/31	0.000%	19,000,000	11,067,500
Puerto Rico Public Finance Corp.(g)
Revenue Bonds
Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	556,407
Unrefunded Revenue Bonds
Commonwealth Appropriation Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,129,243
Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,298,283
Total			23,503,837
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.5%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,457,237
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,180,000	12,964,104
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project Series 2012
11/15/42	6.000%	5,133,239	4,859,586
Revenue Bonds
York Preparatory Academy Project Series 2014A
11/01/23	5.750%	985,000	1,016,550
York Preparatory Academy Project Series 2014A
11/01/33	7.000%	910,000	971,434
York Preparatory Academy Project Series 2014A
11/01/45	7.250%	3,935,000	4,223,199
South Carolina Jobs-Economic Development Authority(e)
Refunding Revenue Bonds
The Woodlands at Furman Project Subordinated Series 2012
11/15/47	0.000%	1,169,183	140,992
South Carolina Ports Authority(d)
Revenue Bonds
Series 2015 AMT
07/01/50	5.250%	13,675,000	14,804,692
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/28	5.375%	10,000	10,803
Refunding Revenue Bonds
Series 2016B
12/01/56	5.000%	12,500,000	13,475,750
Revenue Bonds
Series 2015E
12/01/55	5.250%	5,415,000	5,931,104
Total			59,855,451
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group Series 2015
11/01/35	5.000%	2,500,000	2,742,875

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sanford Obligated Group Series 2015
11/01/45	5.000%	6,920,000	7,452,702
State of South Dakota
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	1,630,000	1,679,470
Total			11,875,047
Tennessee 0.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I Series 2015
10/01/32	5.000%	1,300,000	1,388,465
Student Housing - CDFI Phase I Series 2015
10/01/35	5.000%	645,000	680,688
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center Series 2016
07/01/46	5.000%	6,800,000	7,384,596
Total			9,453,749
Texas 10.6%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	1,155,000	1,324,335
Army Retirement Residence Project Series 2010
07/01/45	6.200%	7,200,000	8,333,280
Unrefunded Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	215,000	233,686
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	14,881,752
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien Series 2011
01/01/41	6.000%	8,620,000	10,050,661
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Senior Lien Series 2013A
01/01/33	5.000%	2,700,000	2,880,468
Series 2016
01/01/46	5.000%	9,835,000	10,573,805
Revenue Bonds
Senior Lien Series 2015A
01/01/45	5.000%	3,000,000	3,214,710
Central Texas Regional Mobility Authority(e)
Revenue Bonds
Capital Appreciation Series 2010
01/01/25	0.000%	2,000,000	1,474,240
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier Series 2012A
08/15/41	5.000%	16,075,000	17,515,802
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/37	5.000%	10,000,000	10,848,300
Series 2015C
08/15/42	5.000%	14,730,000	15,959,366
City of Austin Airport System(d),(h)
Revenue Bonds
Series 2017B AMT
11/15/41	5.000%	1,000,000	1,099,830
Series 2017B AMT
11/15/46	5.000%	3,000,000	3,289,200
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2008A
11/15/35	5.250%	8,000,000	8,588,960
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien Series 2009A
07/01/34	5.500%	10,500,000	11,090,310
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities-United Airlines Series 2011A AMT
07/15/30	6.500%	5,555,000	6,095,113
United Airlines, Inc. Series 2014 AMT
07/01/29	5.000%	4,000,000	4,194,440

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Refunding Revenue Bonds
Lien Series 2012A AMT
07/01/31	5.000%	5,000,000	5,384,900
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools Series 2011
08/15/41	5.750%	2,000,000	2,143,920
Idea Public Schools Series 2012
08/15/32	5.000%	2,165,000	2,244,347
Idea Public Schools Series 2012
08/15/42	5.000%	5,575,000	5,699,267
Idea Public Schools Series 2013
08/15/33	6.000%	990,000	1,123,007
International Leadership Series 2015
08/15/38	5.750%	5,810,000	5,923,644
International Leadership of Texas Series 2015
08/15/45	5.750%	10,500,000	10,662,435
Series 2015A
12/01/35	5.000%	2,200,000	2,320,978
Series 2015A
12/01/45	5.000%	1,100,000	1,147,905
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/34	5.000%	750,000	831,750
Series 2017 AMT
11/01/35	5.000%	1,000,000	1,104,680
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	10,000,000	11,028,100
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	3,400,000	3,729,766
Deaf Smith County Hospital District
Limited General Obligation Bonds
Series 2010A
03/01/40	6.500%	4,000,000	4,323,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	8,800,000	9,761,488
Revenue Bonds
St. Luke’s Episcopal Hospital Project Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,620,000	1,764,796
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools Series 2011A
05/15/41	6.875%	4,045,000	4,921,268
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,444,025
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,065,188
Mission Economic Development Corp(d)
Revenue Bonds
Dallas Clean Energy McCommas Series 2011 AMT
12/01/24	6.875%	15,000,000	15,252,300
Mission Economic Development Corp.(c),(d)
Revenue Bonds
Senior Lien - Natgasoline Project Series 2016 AMT
10/01/31	5.750%	500,000	516,180
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/31	4.000%	1,000,000	992,390
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	3,350,000	3,472,074
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/51	4.750%	2,250,000	2,282,130
Collegiate Housing College Station Series 2014
04/01/46	5.000%	7,250,000	7,491,932
Collegiate Housing Tarleton State University Series 2015
04/01/47	5.000%	2,995,000	3,079,729

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	29

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NCCD-College Station Properties LLC Series 2015A
07/01/47	5.000%	23,360,000	24,236,234
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier Series 2009C
01/01/44	5.250%	5,000,000	5,274,900
1st Tier Series 2011
01/01/38	5.000%	5,500,000	5,895,065
1st Tier Series 2012B
01/01/42	5.000%	12,845,000	13,968,038
2nd Tier Series 2015A
01/01/38	5.000%	9,230,000	10,146,354
Series 2016A
01/01/39	4.000%	875,000	874,974
Series 2016A
01/01/39	5.000%	2,500,000	2,770,900
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/36	5.000%	390,000	376,779
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project Series 2014A
11/15/34	7.500%	2,000,000	2,238,460
MRC Crossings Project Series 2014A
11/15/44	7.750%	2,800,000	3,149,328
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,183,624
Sanger Industrial Development Corp.(c),(d)
Revenue Bonds
Texas Pellets Project Series 2012B AMT
07/01/38	8.000%	34,645,000	15,508,834
Tarrant County Cultural Education Facilities Finance Corp.
Prerefunded 05/15/17 Revenue Bonds
Air Force Villages, Inc. Obligation Group Series 2007
05/15/27	5.125%	2,000,000	2,024,680
Air Force Villages, Inc. Obligation Group Series 2007
05/15/37	5.125%	2,000,000	2,024,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Barton Creek Senior Living Center Series 2015
11/15/25	5.000%	1,675,000	1,896,452
Barton Creek Senior Living Center Series 2015
11/15/30	5.000%	2,345,000	2,519,445
Barton Creek Senior Living Center Series 2015
11/15/35	5.000%	1,750,000	1,842,697
Barton Creek Senior Living Center Series 2015
11/15/40	5.000%	1,195,000	1,251,153
Trinity Terrace Project Series 2014
10/01/44	5.000%	2,500,000	2,547,650
Trinity Terrace Project Series 2014
10/01/49	5.000%	1,870,000	1,902,033
Revenue Bonds
CC Young Memorial Home Series 2009A
02/15/38	8.000%	4,000,000	4,328,240
Stayton at Museum Way Series 2009A
11/15/44	8.250%	12,000,000	12,603,720
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,368,400
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	8,941,673
Series 2012
12/15/32	5.000%	7,500,000	7,969,350
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation Series 2016 AMT
12/31/50	5.000%	7,750,000	8,107,120
Senior Lien - Blueridge Transportation Series 2016 AMT
12/31/55	5.000%	13,250,000	13,746,477

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	553,260
Total			412,610,377
Virginia 0.8%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution Series 2016
07/01/46	5.000%	3,500,000	3,769,430
1st Tier General Resolution Series 2016
07/01/51	5.000%	2,700,000	2,899,044
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,846,403
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,405,100
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation Series 2014
06/15/30	5.000%	1,000,000	1,091,320
Mary Washington Healthcare Obligation Series 2014
06/15/31	5.000%	800,000	867,608
Mary Washington Healthcare Obligation Series 2014
06/15/33	5.000%	500,000	536,580
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/26	6.625%	2,145,000	2,369,045
Total			30,784,530
Washington 1.5%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,585,245
Series 2012A
09/01/32	5.250%	1,000,000	1,016,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,300,000	1,238,367
Series 2015A
12/01/45	6.250%	2,500,000	2,373,675
Skagit County Public Hospital District No. 1
Prerefunded 12/01/17 Revenue Bonds
Skagit Valley Hospital Series 2007
12/01/28	5.750%	1,500,000	1,560,135
Skagit Valley Hospital Series 2007
12/01/32	5.750%	2,000,000	2,080,180
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	12,000,000	13,255,680
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,278,490
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,213,609
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement Series 2013
01/01/28	5.000%	985,000	1,152,095
Refunding Revenue Bonds
Nonprofit Housing-Mirabella Series 2012
10/01/32	6.500%	9,800,000	10,193,372
Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	1,000,000	1,037,660
Presbyterian Retirement Series 2013 Escrowed to Maturity
01/01/23	5.000%	500,000	544,515
Revenue Bonds
Heron’s Key Series 2015A
07/01/30	6.500%	480,000	476,789
Heron’s Key Series 2015A
07/01/35	6.750%	550,000	545,952

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	31

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Heron’s Key Series 2015A
07/01/45	7.000%	1,800,000	1,787,562
Unrefunded Revenue Bonds
Presbyterian Retirement Series 2013
01/01/23	5.000%	500,000	523,950
Presbyterian Retirement Series 2013
01/01/28	5.000%	1,030,000	1,043,637
Presbyterian Retirement Series 2013
01/01/33	5.000%	1,315,000	1,314,947
Presbyterian Retirement Series 2013
01/01/43	5.250%	3,870,000	3,891,285
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes Series 2016A
07/01/46	5.000%	1,275,000	1,233,384
Skyline 1st Hill Project Series 2015
01/01/20	4.125%	375,000	371,438
Skyline 1st Hill Project Series 2015
01/01/25	5.000%	770,000	754,554
Skyline 1st Hill Project Series 2015
01/01/35	5.750%	575,000	555,341
Skyline 1st Hill Project Series 2015
01/01/45	6.000%	2,325,000	2,229,326
Total			59,258,058
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	3,850,000	4,205,855
Wisconsin 3.4%
City of La Crosse(d)
Refunding Revenue Bonds
Northern States Power Co. Project Series 1996 AMT
11/01/21	6.000%	6,000,000	7,021,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe Redevelopment Authority
Prerefunded 02/15/19 Revenue Bonds
Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,471,250
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project Series 2016B AMT
12/01/25	5.000%	4,500,000	4,847,130
TRIPS Senior Obligation Group Series 2012B AMT
07/01/28	5.250%	4,000,000	4,278,360
TRIPS Senior Obligation Group Series 2012B AMT
07/01/42	5.000%	2,000,000	2,029,660
Waste Management, Inc. Project Series 2016 AMT
05/01/27	2.875%	2,370,000	2,239,342
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/33	5.750%	1,675,000	1,781,178
Unrefunded Revenue Bonds
Series 2009A
05/01/33	5.750%	16,025,000	17,414,367
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group Series 2009
02/15/39	6.625%	25,150,000	27,848,092
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc. Series 2009A
09/15/29	7.250%	1,000,000	1,150,390
St. John’s Community, Inc. Series 2009A
09/15/39	7.625%	1,000,000	1,160,010
Refunding Revenue Bonds
Ascension Health Credit Group Series 2016
11/15/46	4.000%	28,000,000	27,472,200
Revenue Bonds
Aurora Health Care, Inc. Series 2010A
04/15/39	5.625%	6,100,000	6,591,416
Beaver Dam Community Hospitals Series 2013A
08/15/28	5.125%	6,750,000	7,156,215

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Beaver Dam Community Hospitals Series 2013A
08/15/34	5.250%	8,000,000	8,382,640
ThedaCare, Inc. Series 2015
12/15/44	5.000%	6,725,000	7,264,614
Unrefunded Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	1,365,000	1,443,215
Total			133,551,699
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,581,296
Total Municipal Bonds (Cost $3,654,342,202)			3,769,097,737

Municipal Short Term 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Ohio 0.4%
Ohio Higher Educational Facility Commission(a)
Revenue Bonds
Cleveland Clinic Health System Obligation Series 2013
01/01/39	0.580%	14,500,000	14,500,000
Total Municipal Short Term (Cost $14,500,000)			14,500,000

Municpal Bonds Held in Trust 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 0.4%
Massachusetts Health & Educational Facilities Authority(a),(c),(i)
Revenue Bonds
Harvard University Series 2009A
11/15/36	5.500%	16,000,000	17,263,520
Total Municipal Bonds Held in Trust (Cost $17,415,927)			17,263,520

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(j)	681,493	681,493
Total Money Market Funds (Cost $681,493)		681,493
Total Investments (Cost $3,751,514,622)		3,866,117,750
Other Assets and Liabilities, Net		15,796,409
Net Assets		$3,881,914,159

At January 31, 2017, securities and/or cash totaling $1,210,000 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(275)	USD	(41,482,031)	03/2017	—	(366,579)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	33

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	Variable rate security.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $107,700,082 or 2.77% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $15,961,981 which represents 0.41% of net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $41,569,056 or 1.10% of net assets.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	64,575,000	—	64,575,000
Municipal Bonds	—	3,769,097,737	—	3,769,097,737
Municipal Short Term	—	14,500,000	—	14,500,000
Municpal Bonds Held in Trust	—	17,263,520	—	17,263,520
Money Market Funds	681,493	—	—	681,493
Total Investments	681,493	3,865,436,257	—	3,866,117,750
Derivatives
Liability
Futures Contracts	(366,579)	—	—	(366,579)
Total	314,914	3,865,436,257	—	3,865,751,171
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	35

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$3,751,514,622
Total investments, at cost	3,751,514,622
Investments, at value
Unaffiliated issuers, at value	3,866,117,750
Total investments, at value	3,866,117,750
Cash	421,393
Margin deposits	1,210,000
Receivable for:
Investments sold	10,780,258
Capital shares sold	13,391,594
Interest	41,217,860
Prepaid expenses	19,205
Trustees’ deferred compensation plan	409,302
Other assets	34,538
Total assets	3,933,601,900
Liabilities
Short-term floating rate notes outstanding	12,000,000
Payable for:
Investments purchased on a delayed delivery basis	17,230,453
Capital shares purchased	7,522,505
Distributions to shareholders	13,797,928
Variation margin	163,281
Management services fees	46,019
Distribution and/or service fees	19,186
Transfer agent fees	222,840
Compensation of board members	35,948
Compensation of chief compliance officer	225
Other expenses	240,054
Trustees’ deferred compensation plan	409,302
Total liabilities	51,687,741
Net assets applicable to outstanding capital stock	$3,881,914,159
Represented by
Paid in capital	3,746,935,410
Undistributed net investment income	22,724,122
Accumulated net realized loss	(1,981,922)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	114,603,128
Futures contracts	(366,579)
Total - representing net assets applicable to outstanding capital stock	$3,881,914,159
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Tax-Exempt Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$3,022,699,666
Shares outstanding	225,886,281
Net asset value per share	$13.38
Maximum offering price per share(a)	$13.79
Class B
Net assets	$673,963
Shares outstanding	50,410
Net asset value per share	$13.37
Class C
Net assets	$113,533,970
Shares outstanding	8,487,952
Net asset value per share	$13.38
Class R4
Net assets	$8,998,585
Shares outstanding	672,649
Net asset value per share	$13.38
Class R5
Net assets	$770,473
Shares outstanding	57,591
Net asset value per share	$13.38
Class Z
Net assets	$735,237,502
Shares outstanding	54,937,645
Net asset value per share	$13.38

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	37

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,528
Interest	99,267,135
Total income	99,282,663
Expenses:
Management services fees	9,049,735
Distribution and/or service fees
Class A	3,258,123
Class B	4,200
Class C	574,158
Transfer agent fees
Class A	1,435,924
Class B	393
Class C	53,150
Class R4	3,683
Class R5	261
Class Z	359,840
Compensation of board members	50,860
Interest expense	69,354
Compensation of chief compliance officer	972
Other	(51,723)
Total expenses	14,808,930
Fees waived by distributor
Class C	(60,561)
Total net expenses	14,748,369
Net investment income	84,534,294
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,601,413
Futures contracts	(814,020)
Net realized gain	11,787,393
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(274,984,827)
Futures contracts	(366,579)
Net change in unrealized appreciation (depreciation)	(275,351,406)
Net realized and unrealized loss	(263,564,013)
Net decrease in net assets resulting from operations	$(179,029,719)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Tax-Exempt Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$84,534,294	$168,675,780
Net realized gain	11,787,393	40,827,132
Net change in unrealized appreciation (depreciation)	(275,351,406)	82,171,308
Net increase (decrease) in net assets resulting from operations	(179,029,719)	291,674,220
Distributions to shareholders
Net investment income
Class A	(64,299,994)	(131,973,218)
Class B	(14,075)	(48,212)
Class C	(1,998,260)	(3,643,444)
Class R4	(177,043)	(102,852)
Class R5	(20,754)	(32,702)
Class Z	(16,917,941)	(33,486,512)
Total distributions to shareholders	(83,428,067)	(169,286,940)
Increase (decrease) in net assets from capital stock activity	(164,418,319)	91,507,214
Total increase (decrease) in net assets	(426,876,105)	213,894,494
Net assets at beginning of period	4,308,790,264	4,094,895,770
Net assets at end of period	$3,881,914,159	$4,308,790,264
Undistributed net investment income	$22,724,122	$21,617,895
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2017	39

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	5,087,354	70,354,875	13,438,078	188,427,421
Distributions reinvested	4,063,265	55,724,389	7,779,661	109,026,786
Redemptions	(17,946,253)	(244,941,555)	(20,509,344)	(287,199,931)
Net increase (decrease)	(8,795,634)	(118,862,291)	708,395	10,254,276
Class B
Subscriptions	54	758	3,853	53,820
Distributions reinvested	947	13,004	2,826	39,509
Redemptions (a)	(24,304)	(332,051)	(80,574)	(1,124,452)
Net decrease	(23,303)	(318,289)	(73,895)	(1,031,123)
Class C
Subscriptions	799,794	11,117,119	2,043,579	28,662,997
Distributions reinvested	123,515	1,693,436	217,637	3,049,505
Redemptions	(861,770)	(11,747,048)	(1,009,055)	(14,139,204)
Net increase	61,539	1,063,507	1,252,161	17,573,298
Class R4
Subscriptions	398,959	5,588,228	290,792	4,099,216
Distributions reinvested	12,903	176,667	7,283	102,413
Redemptions	(111,495)	(1,512,244)	(43,878)	(611,382)
Net increase	300,367	4,252,651	254,197	3,590,247
Class R5
Subscriptions	14,626	207,318	60,158	842,014
Distributions reinvested	1,497	20,536	2,301	32,258
Redemptions	(21,188)	(283,123)	(44,768)	(626,368)
Net increase (decrease)	(5,065)	(55,269)	17,691	247,904
Class Z
Subscriptions	4,373,738	60,159,651	23,630,385	329,968,407
Distributions reinvested	348,515	4,782,390	660,466	9,257,482
Redemptions	(8,529,891)	(115,440,669)	(19,889,227)	(278,353,277)
Net increase (decrease)	(3,807,638)	(50,498,628)	4,401,624	60,872,612
Total net increase (decrease)	(12,269,734)	(164,418,319)	6,560,173	91,507,214

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Tax-Exempt Fund | Semiannual Report 2017

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Columbia Tax-Exempt Fund | Semiannual Report 2017	41

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
01/31/2017 (c)	$14.25	0.28	(0.87)	(0.59)	(0.28)
07/31/2016	$13.84	0.56	0.41	0.97	(0.56)
07/31/2015	$13.82	0.59	0.02	0.61	(0.59)
07/31/2014	$13.38	0.60	0.43	1.03	(0.59)
07/31/2013	$14.27	0.57	(0.89)	(0.32)	(0.57)
07/31/2012 (j)	$13.43	0.39	0.83	1.22	(0.38)
11/30/2011	$13.13	0.58	0.31	0.89	(0.59)
Class B
01/31/2017 (c)	$14.24	0.23	(0.88)	(0.65)	(0.22)
07/31/2016	$13.83	0.46	0.41	0.87	(0.46)
07/31/2015	$13.81	0.48	0.02	0.50	(0.48)
07/31/2014	$13.37	0.50	0.43	0.93	(0.49)
07/31/2013	$14.26	0.46	(0.89)	(0.43)	(0.46)
07/31/2012 (j)	$13.42	0.32	0.84	1.16	(0.32)
11/30/2011	$13.13	0.48	0.30	0.78	(0.49)
Class C
01/31/2017 (c)	$14.24	0.24	(0.87)	(0.63)	(0.23)
07/31/2016	$13.84	0.47	0.40	0.87	(0.47)
07/31/2015	$13.82	0.51	0.01	0.52	(0.50)
07/31/2014	$13.37	0.54	0.44	0.98	(0.53)
07/31/2013	$14.26	0.49	(0.89)	(0.40)	(0.49)
07/31/2012 (j)	$13.43	0.33	0.83	1.16	(0.33)
11/30/2011	$13.13	0.50	0.31	0.81	(0.51)
Class R4
01/31/2017 (c)	$14.25	0.30	(0.88)	(0.58)	(0.29)
07/31/2016	$13.84	0.59	0.41	1.00	(0.59)
07/31/2015	$13.82	0.62	0.01	0.63	(0.61)
07/31/2014	$13.37	0.63	0.44	1.07	(0.62)
07/31/2013 (n)	$14.23	0.22	(0.86)	(0.64)	(0.22)
Class R5
01/31/2017 (c)	$14.25	0.30	(0.88)	(0.58)	(0.29)
07/31/2016	$13.84	0.60	0.41	1.01	(0.60)
07/31/2015	$13.82	0.63	0.01	0.64	(0.62)
07/31/2014 (p)	$13.27	0.41	0.54	0.95	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.28)	—	$13.38	(4.19%)	0.73% (d),(e),(f)	0.73% (d),(e),(f)	3.98% (d)	5%	$3,022,700
(0.56)	—	$14.25	7.19%	0.76% (e)	0.76% (e),(g)	4.04%	14%	$3,344,274
(0.59)	0.00 (h)	$13.84	4.41% (i)	0.77% (e)	0.77% (e),(g)	4.21%	13%	$3,238,956
(0.59)	—	$13.82	7.89%	0.77% (e)	0.77% (e),(g)	4.44%	10%	$3,314,256
(0.57)	—	$13.38	(2.42%)	0.76% (e)	0.76% (e),(g)	4.02%	8%	$3,546,639
(0.38)	0.00 (h)	$14.27	9.18%	0.76% (d),(e)	0.76% (d),(e),(g)	4.17% (d)	5%	$3,848,957
(0.59)	—	$13.43	7.00%	0.76% (e)	0.75% (e),(g)	4.41%	11%	$3,708,744

(0.22)	—	$13.37	(4.56%)	1.48% (d),(e),(k)	1.48% (d),(e),(k)	3.22% (d)	5%	$674
(0.46)	—	$14.24	6.39%	1.51% (e)	1.51% (e),(g)	3.30%	14%	$1,049
(0.48)	0.00 (h)	$13.83	3.63% (i)	1.52% (e)	1.52% (e),(g)	3.46%	13%	$2,041
(0.49)	—	$13.81	7.09%	1.52% (e)	1.52% (e),(g)	3.69%	10%	$3,442
(0.46)	—	$13.37	(3.15%)	1.51% (e)	1.51% (e),(g)	3.26%	8%	$5,836
(0.32)	0.00 (h)	$14.26	8.68%	1.51% (d),(e)	1.51% (d),(e),(g)	3.41% (d)	5%	$9,008
(0.49)	—	$13.42	6.12%	1.51% (e)	1.50% (e),(g)	3.65%	11%	$12,630

(0.23)	—	$13.38	(4.44%)	1.48% (d),(e),(l)	1.38% (d),(e),(l)	3.33% (d)	5%	$113,534
(0.47)	—	$14.24	6.42%	1.51% (e)	1.41% (e),(g)	3.38%	14%	$120,031
(0.50)	0.00 (h)	$13.84	3.80% (i)	1.52% (e)	1.36% (e),(g)	3.63%	13%	$99,273
(0.53)	—	$13.82	7.48%	1.52% (e)	1.22% (e),(g)	3.99%	10%	$92,689
(0.49)	—	$13.37	(2.97%)	1.51% (e)	1.31% (e),(g)	3.47%	8%	$105,414
(0.33)	0.00 (h)	$14.26	8.70%	1.51% (d),(e)	1.36% (d),(e),(g)	3.57% (d)	5%	$93,117
(0.51)	—	$13.43	6.36%	1.52% (e)	1.36% (e),(g)	3.82%	11%	$81,742

(0.29)	—	$13.38	(4.10%)	0.53% (d),(e),(m)	0.53% (d),(e),(m)	4.20% (d)	5%	$8,999
(0.59)	—	$14.25	7.40%	0.56% (e)	0.56% (e),(g)	4.23%	14%	$5,303
(0.61)	0.00 (h)	$13.84	4.62% (i)	0.57% (e)	0.57% (e),(g)	4.42%	13%	$1,634
(0.62)	—	$13.82	8.18%	0.57% (e)	0.57% (e),(g)	4.63%	10%	$1,340
(0.22)	—	$13.37	(4.56%)	0.56% (d),(e)	0.56% (d),(e),(g)	4.39% (d)	8%	$104

(0.29)	—	$13.38	(4.07%)	0.49% (d),(e),(o)	0.49% (d),(e),(o)	4.22% (d)	5%	$770
(0.60)	—	$14.25	7.47%	0.50% (e)	0.50% (e)	4.30%	14%	$893
(0.62)	0.00 (h)	$13.84	4.69% (i)	0.50% (e)	0.50% (e)	4.51%	13%	$622
(0.40)	—	$13.82	7.24%	0.51% (d),(e)	0.51% (d),(e)	4.69% (d)	10%	$312
Columbia Tax-Exempt Fund | Semiannual Report 2017	43

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
01/31/2017 (c)	$14.25	0.30	(0.88)	(0.58)	(0.29)
07/31/2016	$13.84	0.59	0.41	1.00	(0.59)
07/31/2015	$13.82	0.62	0.01	0.63	(0.61)
07/31/2014	$13.38	0.63	0.43	1.06	(0.62)
07/31/2013	$14.27	0.60	(0.90)	(0.30)	(0.59)
07/31/2012 (j)	$13.43	0.41	0.83	1.24	(0.40)
11/30/2011	$13.13	0.61	0.30	0.91	(0.61)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class A. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Rounds to zero.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.
(j)	For the period from December 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from November 30 to July 31.
(k)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class B. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(l)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class C. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(m)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class R4. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(n)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(o)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class R5. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(p)	Class R5 shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(q)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class Z. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.29)	—	$13.38	(4.09%)	0.53% (d),(e),(q)	0.53% (d),(e),(q)	4.18% (d)	5%	$735,238
(0.59)	—	$14.25	7.40%	0.56% (e)	0.56% (e),(g)	4.24%	14%	$837,239
(0.61)	0.00 (h)	$13.84	4.62% (i)	0.57% (e)	0.57% (e),(g)	4.41%	13%	$752,369
(0.62)	—	$13.82	8.10%	0.57% (e)	0.57% (e),(g)	4.63%	10%	$569,243
(0.59)	—	$13.38	(2.22%)	0.56% (e)	0.56% (e),(g)	4.21%	8%	$652,839
(0.40)	0.00 (h)	$14.27	9.32%	0.56% (d),(e)	0.56% (d),(e),(g)	4.37% (d)	5%	$780,836
(0.61)	—	$13.43	7.16%	0.59% (e)	0.56% (e),(g)	4.68%	11%	$716,844
Columbia Tax-Exempt Fund | Semiannual Report 2017	45

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
46	Columbia Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Tax-Exempt Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
48	Columbia Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	366,579*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(814,020)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(366,579)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	20,741,016

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Inverse floater program transactions
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes
Columbia Tax-Exempt Fund | Semiannual Report 2017	49

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
outstanding” in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2017 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2017, the average value of short-term floating rate notes outstanding was $12,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 0.67% and 0.52%, respectively.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
50	Columbia Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.480% to 0.290% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.429% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Tax-Exempt Fund | Semiannual Report 2017	51

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share Class R5 shares.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.09%
Class B	0.09
Class C	0.09
Class R4	0.09
Class R5	0.05
Class Z	0.09
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $238,368. The liability remaining at January 31, 2017 for non-recurring charges associated with the lease amounted to $138,779 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.
52	Columbia Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	585,810
Class B	169
Class C	5,534
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	0.83%	0.81%
Class B	1.58	1.56
Class C	1.58	1.56
Class R4	0.63	0.61
Class R5	0.63	0.58
Class Z	0.63	0.61
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Tax-Exempt Fund | Semiannual Report 2017	53

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,751,515,000	217,726,000	(103,123,000)	114,603,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)	Expired ($)	Permanently lost ($)
—	—	7,286,973	—	—	7,286,973	—	—	—
Management of the Funds has concluded that there are no significant uncertain tax positions in any Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $223,257,036 and $437,885,769, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
54	Columbia Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, one unaffiliated shareholder of record owned 11.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 40.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Tax-Exempt Fund | Semiannual Report 2017	55

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
56	Columbia Tax-Exempt Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR233_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
CMG Ultra Short Term Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
CMG Ultra Short Term Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
CMG Ultra Short Term Bond Fund   |  Semiannual Report 2017

CMG Ultra Short Term Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
CMG Ultra Short Term Bond Fund (the Fund) seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Leonard Aplet, CFA
Co-manager
Managed Fund since 2012
Gregory Liechty
Co-manager
Managed Fund since February 2016
Ronald Stahl, CFA
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
CMG Ultra Short Term Bond Fund	03/08/04	0.49	1.13	0.66	1.27
Bloomberg Barclays U.S. Short-Term Government/Corporate Index		0.37	0.82	0.38	1.31
The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a portfolio of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/institutional or calling 800.345.6611.
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2017)
Asset-Backed Securities — Non-Agency	27.2
Commercial Mortgage-Backed Securities - Non-Agency	2.7
Corporate Bonds & Notes	50.3
Foreign Government Obligations	1.1
Money Market Funds	4.5
Municipal Bonds	0.6
Residential Mortgage-Backed Securities - Agency	0.0 (a)
Residential Mortgage-Backed Securities - Non-Agency	1.0
Treasury Bills	2.9
U.S. Government & Agency Obligations	6.8
U.S. Treasury Obligations	2.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2017)
AAA rating	42.9
AA rating	11.1
A rating	26.7
BBB rating	19.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,004.90	1,024.21	1.28	1.29	0.25
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 28.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
12/27/22	1.571%	1,144,881	1,147,476
Access Group, Inc.(b)
Series 2004A Class A2
04/25/29	1.298%	1,971,572	1,958,156
Series 2005-1 Class A3
06/22/22	1.146%	3,161,296	3,149,273
Ally Auto Receivables Trust
Series 2015-1 Class A2
02/15/18	0.920%	163,173	163,162
Series 2016-2 Class A2
10/15/18	1.170%	3,815,292	3,816,179
Ally Master Owner Trust
Series 2012-4 Class A
07/15/19	1.720%	16,666,000	16,697,247
Series 2012-5 Class A
09/15/19	1.540%	18,988,000	19,011,213
Series 2014-3 Class A
03/15/19	1.330%	5,716,000	5,717,139
Series 2014-4 Class A2
06/17/19	1.430%	8,000,000	8,000,417
Series 2014-5 Class A2
10/15/19	1.600%	17,650,000	17,668,545
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class A
06/12/19	1.570%	533,962	533,973
Series 2015-3 Class A
09/12/19	1.950%	793,867	794,870
Series 2016-1A Class A
05/12/20	2.370%	1,132,268	1,134,383
Series 2016-3 Class A
11/12/20	1.700%	11,560,470	11,548,925
Series 2016-4 Class A
06/12/20	1.500%	8,473,439	8,457,835
AmeriCredit Automobile Receivables Trust
Series 2015-3 Class A2A
01/08/19	1.070%	1,553,367	1,552,762
Series 2016-1 Class A2A
06/10/19	1.520%	1,123,040	1,124,172
AmeriCredit Automobile Receivables Trust(b)
Series 2016-3 Class A2B
11/08/19	1.326%	3,000,000	3,001,668
ARI Fleet Lease Trust(a)
Series 2014-A Class A2
11/15/22	0.810%	215,138	215,007
Series 2016-A Class A2
07/15/24	1.820%	6,774,795	6,778,402
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascentium Equipment Receivables LLC(a)
Series 2015-2A Class A2
12/11/17	1.570%	1,281,045	1,281,070
Ascentium Equipment Receivables Trust(a)
Series 2016-2A Class A1
11/10/17	1.100%	4,754,957	4,753,879
Barclays Dryrock Issuance Trust(b)
Series 2014-1 Class A
12/16/19	1.128%	7,500,000	7,500,259
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	842,303	842,302
Series 2015-3 Class A2
07/16/18	1.140%	1,097,347	1,097,338
Series 2016-1 Class A2
12/17/18	1.500%	6,243,376	6,248,887
California Republic Auto Receivables Trust(a)
Series 2015-4 Class A2
09/17/18	1.600%	659,378	659,840
CarMax Auto Owner Trust
Series 2013-4 Class A4
05/15/19	1.280%	9,400,000	9,399,035
Series 2015-3 Class A2A
11/15/18	1.100%	1,326,545	1,325,887
Series 2016-4 Class A2
11/15/19	1.210%	3,300,000	3,294,252
CCG Receivables Trust(a)
Series 2014-1 Class A2
11/15/21	1.060%	1,374,799	1,373,419
Series 2015-1 Class A2
11/14/18	1.460%	5,232,973	5,222,817
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/28	2.110%	7,065,000	7,053,083
Series 2016-2A Class A1
06/15/28	1.880%	5,150,000	5,137,363
Chesapeake Funding LLC(a),(b)
Series 2014-1A Class A
03/07/26	1.186%	4,302,969	4,288,382
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/20	1.360%	4,210,000	4,200,747
CNH Equipment Trust
Series 2014-C Class A3
11/15/19	1.050%	5,987,594	5,974,102
Series 2015-B Class A2A
08/15/18	0.840%	136,690	136,667

The accompanying Notes to Financial Statements are an integral part of this statement.
6	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-B Class A3
07/15/20	1.370%	4,000,000	3,998,678
Series 2015-C Class A2A
12/17/18	1.100%	2,418,454	2,416,441
Series 2016-B Class A2A
10/15/19	1.310%	3,369,180	3,365,487
Series 2016-C Class A2
02/18/20	1.260%	5,825,000	5,809,951
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	581,473	582,796
Series 2016-B Class A
10/15/18	3.730%	3,698,696	3,711,847
Dell Equipment Finance Trust(a)
Series 2015-2 Class A2A
12/22/17	1.420%	835,591	835,829
Series 2016-1 Class A2
09/24/18	1.430%	1,800,000	1,799,461
Discover Card Execution Note Trust(b)
Series 2014-A2 Class A2
08/15/19	1.102%	11,325,000	11,325,933
Drive Auto Receivables Trust(a)
Series 2016-BA Class A2
08/15/18	1.380%	1,085,661	1,085,619
Series 2016-CA Class A2
01/15/19	1.410%	9,430,000	9,423,324
Series 2017-AA Class A2
03/15/19	1.480%	4,050,000	4,049,502
DT Auto Owner Trust(a)
Series 2016-1A Class A
09/16/19	2.000%	1,794,448	1,793,984
Series 2016-2A Class A
08/15/19	1.730%	2,679,747	2,676,941
Series 2016-4A Class A
11/15/19	1.440%	5,108,762	5,101,139
Enterprise Fleet Financing LLC(a)
Series 2014-1 Class A2
09/20/19	0.870%	136,967	136,901
Series 2014-2 Class A2
03/20/20	1.050%	1,683,008	1,679,890
Series 2015-1 Class A2
09/20/20	1.300%	6,980,959	6,972,810
Series 2015-2 Class A2
02/22/21	1.590%	4,171,968	4,170,640
Series 2016-2 Class A2
02/22/22	1.740%	3,275,000	3,266,286
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A2
07/20/22	2.130%	3,700,000	3,699,528
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	552,166	552,166
Series 2015-2A Class A
11/15/19	1.540%	1,622,684	1,622,656
Series 2015-3A Class A
03/16/20	2.000%	2,273,650	2,276,653
Series 2016-1A Class A
07/15/20	2.350%	2,008,161	2,009,441
Series 2016-3A Class A
11/16/20	1.840%	2,954,954	2,945,691
First Investors Auto Owner Trust(a)
Series 2015-1A Class A3
11/16/20	1.710%	2,570,000	2,570,028
Series 2015-2A Class A1
12/16/19	1.590%	2,966,209	2,967,134
Flagship Credit Auto Trust(a)
Series 2016-3 Class A1
12/15/19	1.610%	7,432,306	7,420,202
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/20	1.420%	12,460,000	12,456,605
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 Class A1
02/15/19	1.200%	15,499,000	15,499,211
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	167,016	167,001
Series 2015-2 Class A3
12/20/18	1.680%	6,098,000	6,113,877
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/19	1.188%	10,840,000	10,847,974
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A2A
01/15/19	0.800%	200,362	200,318
Series 2015-2 Class A3
03/16/20	1.300%	10,410,000	10,399,607
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.313%	1,327,347	1,327,569
Series 2014-1 Class A
04/10/28	1.163%	3,520,346	3,520,743
Series 2015-1 Class A
07/10/29	1.333%	6,002,361	6,012,300

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Auto Trust
Series 2016-1 Class A3
11/16/20	1.590%	4,000,000	3,990,409
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/19	1.560%	2,100,000	2,098,754
John Deere Owner Trust
Series 2015-B Class A2
06/15/18	0.980%	1,204,560	1,203,741
Mercedes-Benz Master Owner Trust(a),(b)
Series 2015-AA Class A
04/15/19	1.088%	5,800,000	5,799,419
MMAF Equipment Finance LLC(a)
Series 2016-AA Class A1
05/15/17	0.750%	290,684	290,629
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/21	2.200%	11,500,000	11,475,982
New York City Tax Lien Trust(a)
Series 2015-A Class A
11/10/28	1.340%	1,170,385	1,165,230
Series 2016-A Class A
11/10/29	1.470%	1,924,225	1,912,926
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	1,092,761	1,093,663
Prestige Auto Receivables Trust(a)
Series 2016-1A Class A3
06/15/20	1.990%	3,250,000	3,256,799
Santander Drive Auto Receivables Trust
Series 2016-2 Class A2A
07/15/19	1.380%	1,810,871	1,810,935
Series 2016-3 Class A2
11/15/19	1.340%	2,970,000	2,965,524
SLM Private Education Loan Trust(a),(b)
Series 2013-A Class A1
08/15/22	1.367%	2,208,018	2,207,718
Series 2013-B Class A1
07/15/22	1.417%	3,352,798	3,355,893
Series 2013-C Class A1
02/15/22	1.617%	344,201	344,166
Series 2014-A Class A1
07/15/22	1.367%	392,024	391,861
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
09/15/22	1.243%	1,409,216	1,408,007
Series 2004-8A Class A5
04/25/24	1.538%	9,620,658	9,628,495
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2005-3 Class A5
10/25/24	1.128%	11,754,860	11,710,439
Series 2006-1 Class A4
07/25/19	1.128%	1,967,413	1,963,621
Series 2012-6 Class A2
09/25/19	1.051%	183,995	183,953
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/23	1.467%	1,628,920	1,629,086
Series 2016-A Class A1
05/15/23	1.468%	2,417,789	2,421,601
Series 2016-B Class A1
11/15/23	1.417%	2,726,105	2,725,832
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2A
03/25/31	1.680%	6,983,435	6,968,746
Series 2016-C Class A2A
05/26/31	1.480%	3,058,104	3,048,331
TCF Auto Receivables Owner Trust(a)
Series 2015-2A Class A2
01/15/19	1.640%	815,952	815,453
Series 2016-1A Class A2
11/15/19	1.390%	8,175,000	8,162,186
Series 2016-PT1A Class A
06/15/22	1.930%	9,024,004	9,009,110
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/21	1.420%	7,654,000	7,602,071
Series 2016-2A Class A
05/20/21	1.680%	10,210,000	10,162,848
Volkswagen Auto Loan Enhanced Trust
Series 2013-2 Class A3
04/20/18	0.700%	1,382,577	1,381,860
Volvo Financial Equipment LLC(a)
Series 2016-1A Class A2
10/15/18	1.440%	1,831,288	1,831,459
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2014-1 Class A
07/20/19	1.157%	5,000,000	5,001,402
Westlake Automobile Receivables Trust(a)
Series 2015-2A Class A2A
07/16/18	1.280%	659,215	658,826
Series 2016-1A Class A2A
01/15/19	1.820%	3,481,267	3,481,499
Series 2016-3A Class A2
10/15/19	1.420%	5,530,000	5,518,488

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels SPV 2 LLC(a)
Series 2014-1A Class A2
03/20/23	0.840%	560,147	558,976
Series 2015-1A Class A2
04/22/24	1.270%	2,804,314	2,801,666
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A2A
05/15/18	1.060%	2,403,469	2,402,031
World Omni Automobile Lease Securitization Trust(b)
Series 2016-A2B Class A2B
02/15/19	1.178%	4,412,404	4,419,501
Total Asset-Backed Securities — Non-Agency (Cost $498,077,512)			497,931,432

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/58	1.501%	2,755,343	2,731,395
COBALT CMBS Commercial Mortgage Trust(b)
Series 2007-C2 Class A3
04/15/47	5.484%	2,282,534	2,282,816
Commercial Mortgage Pass-Through Certificates
Series 2013-LC6 Class A2
01/10/46	1.906%	4,600,000	4,621,850
Series 2014-CR14 Class A1
02/10/47	1.330%	1,255,087	1,254,369
Commercial Mortgage Trust
Series 2013-CR10 Class A1
08/10/46	1.278%	1,266,562	1,264,078
Series 2013-CR6 Class A2
03/10/46	2.122%	3,800,000	3,823,559
Series 2013-LC6 Class A1
01/10/46	0.724%	440,872	440,504
Series 2014-CR19 Class A1
08/10/47	1.415%	5,708,178	5,694,885
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A1
08/15/46	1.260%	2,308,821	2,301,873
Series 2014-C19 Class A1
04/15/47	1.266%	1,976,799	1,975,002
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/47	1.551%	1,008,406	1,008,016
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3 Class A2
08/10/49	1.852%	15,625,000	15,655,695
Series 2013-C5 Class A1
03/10/46	0.779%	1,256,049	1,251,182
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2014-C20 Class A1
05/15/47	1.283%	5,311,123	5,296,750
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $49,632,587)			49,601,974

Corporate Bonds & Notes 51.9%

Aerospace & Defense 0.9%
Lockheed Martin Corp.
11/23/18	1.850%	9,000,000	9,025,434
Northrop Grumman Corp.
06/01/18	1.750%	7,000,000	7,018,767
Total			16,044,201
Automotive 1.5%
Daimler Finance North America LLC(a),(b)
08/01/17	1.374%	7,500,000	7,505,445
Ford Motor Credit Co. LLC
10/05/18	2.551%	9,365,000	9,419,429
Toyota Motor Credit Corp.
01/12/18	1.450%	9,000,000	9,008,037
Total			25,932,911
Banking 15.3%
American Express Credit Corp.(b)
03/18/19	1.543%	10,000,000	10,027,800
Australia & New Zealand Banking Group Ltd.(a),(b)
09/23/19	1.658%	7,000,000	7,014,336
Bank of America Corp.(b)
04/01/19	1.868%	15,000,000	15,053,340
Bank of Montreal(b)
12/12/19	1.553%	10,000,000	10,023,400
Bank of New York Mellon Corp. (The)(b)
03/06/18	1.386%	3,310,000	3,318,646
05/22/18	1.296%	6,000,000	6,011,784
Bank of Nova Scotia (The)(b)
12/05/19	1.562%	10,000,000	10,012,100
Barclays Bank PLC(b)
02/17/17	1.486%	3,542,000	3,542,584
BB&T Corp.(b)
02/01/19	1.694%	10,000,000	10,058,960
Capital One NA(b)
02/05/18	1.561%	7,750,000	7,775,807
Citigroup Inc.(b)
01/10/20	1.789%	14,000,000	14,021,224
Cooperatieve Rabobank UA(b)
04/28/17	1.369%	7,000,000	7,003,731

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
02/21/18	2.000%	5,000,000	5,002,700
DNB Bank ASA(a)
04/03/17	3.200%	3,975,000	3,988,249
Fifth Third Bank
02/28/18	1.450%	10,000,000	10,003,810
Goldman Sachs Group, Inc. (The)(b)
11/15/18	2.006%	12,000,000	12,119,280
HSBC USA, Inc.
08/07/18	2.000%	8,500,000	8,517,085
Huntington National Bank (The)
06/30/18	2.000%	8,000,000	8,011,848
ING Bank NV(a),(b)
03/22/19	2.126%	7,050,000	7,137,716
JPMorgan Chase & Co.(b)
03/22/19	1.836%	14,000,000	14,099,596
KeyBank NA
02/01/18	1.650%	6,345,000	6,349,194
Lloyds Bank PLC
03/28/17	4.200%	6,000,000	6,025,454
Manufacturers & Traders Trust Co.
07/25/17	1.400%	7,752,000	7,757,574
Morgan Stanley(b)
01/24/19	1.893%	12,000,000	12,079,632
PNC Bank NA(b)
12/07/18	1.351%	10,400,000	10,422,641
Royal Bank of Canada(b)
04/15/19	1.732%	10,000,000	10,052,130
State Street Corp.
04/30/17	5.375%	8,000,000	8,081,328
Toronto-Dominion Bank (The)(b)
07/23/18	1.581%	7,500,000	7,526,325
01/22/19	1.881%	3,474,000	3,502,369
U.S. Bancorp
05/15/17	1.650%	7,000,000	7,008,778
Wells Fargo & Co.(b)
07/22/20	1.921%	12,500,000	12,557,312
Westpac Banking Corp.(b)
12/01/17	1.301%	7,000,000	7,006,916
Total			271,113,649
Cable and Satellite 1.1%
British Sky Broadcasting Group PLC(a)
02/15/18	6.100%	5,825,000	6,079,844
Comcast Corp.
05/15/18	5.700%	13,000,000	13,700,154
Total			19,779,998
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
Rohm & Haas Co.
09/15/17	6.000%	4,951,000	5,091,455
Construction Machinery 1.1%
Caterpillar Financial Services(b)
01/10/20	1.503%	10,000,000	10,029,340
John Deere Capital Corp.(b)
10/15/18	1.275%	10,000,000	10,005,400
Total			20,034,740
Diversified Manufacturing 1.4%
General Electric Capital Corp.(b)
01/14/19	1.533%	2,479,000	2,495,748
01/09/20	1.629%	10,473,000	10,581,511
Honeywell International, Inc.(b)
10/30/19	1.319%	1,725,000	1,728,205
United Technologies Corp.(b)
11/01/19	1.236%	10,000,000	10,045,560
Total			24,851,024
Electric 3.3%
Berkshire Hathaway Energy Co.
05/15/17	1.100%	5,000,000	5,002,285
Dominion Resources, Inc.
03/15/17	1.250%	7,170,000	7,170,561
Duke Energy Progress LLC(b)
03/06/17	1.146%	6,250,000	6,250,798
Exelon Corp.
06/09/17	1.550%	5,000,000	4,999,720
National Rural Utilities Cooperative Finance Corp.
04/10/17	5.450%	6,000,000	6,049,524
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	5,000,000	5,004,660
Pacific Gas & Electric Co.(b)
11/30/17	1.131%	7,000,000	7,004,858
Southern California Edison Co.
11/01/17	1.250%	2,000,000	1,998,714
Southern Co. (The)
08/15/17	1.300%	7,250,000	7,249,347
WEC Energy Group, Inc.
06/15/18	1.650%	7,307,000	7,302,448
Total			58,032,915
Food and Beverage 3.0%
Anheuser-Busch InBev Finance, Inc.(b)
02/01/19	1.434%	4,020,000	4,029,740

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	10,000,000	10,003,840
Diageo Capital PLC
05/11/17	1.500%	8,000,000	8,009,504
General Mills, Inc.
02/15/17	5.700%	5,000,000	5,008,151
Kraft Heinz Foods Co.
06/30/17	1.600%	7,000,000	7,004,536
Molson Coors Brewing Co.
05/01/17	2.000%	6,546,000	6,559,819
PepsiCo, Inc.(b)
07/17/17	1.273%	7,500,000	7,506,968
10/13/17	1.372%	5,034,000	5,047,979
Total			53,170,537
Health Care 2.2%
AmerisourceBergen Corp.
05/15/17	1.150%	7,500,000	7,500,682
Becton Dickinson and Co.
12/15/17	1.800%	6,637,000	6,654,011
Cardinal Health, Inc.
06/15/18	1.950%	5,630,000	5,648,123
Express Scripts Holding Co.
06/02/17	1.250%	6,690,000	6,689,665
McKesson Corp.
03/10/17	1.292%	5,000,000	5,001,215
Medtronic, Inc.(b)
02/27/17	1.027%	7,535,000	7,534,733
Total			39,028,429
Healthcare Insurance 1.4%
Aetna, Inc.(b)
12/08/17	1.601%	10,000,000	10,045,180
Anthem, Inc.
02/15/17	2.375%	5,000,000	5,001,762
UnitedHealth Group, Inc.
07/16/18	1.900%	10,000,000	10,042,090
Total			25,089,032
Integrated Energy 1.2%
BP Capital Markets PLC(b)
05/10/18	1.392%	6,044,000	6,054,124
09/26/18	1.627%	2,500,000	2,509,058
Petro-Canada
05/15/18	6.050%	1,078,000	1,135,518
Suncor Energy, Inc.
06/01/18	6.100%	3,922,000	4,140,483
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital Canada Ltd.
01/15/18	1.450%	2,624,000	2,626,314
Total Capital S.A.
08/10/18	2.125%	5,582,000	5,632,701
Total			22,098,198
Life Insurance 3.0%
American International Group, Inc.
05/18/17	5.450%	7,000,000	7,082,061
MetLife Global Funding I(a),(b)
12/19/18	1.423%	10,000,000	10,021,250
New York Life Global Funding(a)
04/27/18	1.300%	10,000,000	9,974,220
Pricoa Global Funding I(a)
09/21/18	1.900%	10,000,000	10,024,170
Principal Life Global Funding II(a)
09/11/17	1.500%	10,000,000	10,009,900
Voya Financial, Inc.(b)
02/15/18	2.900%	6,000,000	6,064,194
Total			53,175,795
Media and Entertainment 0.7%
21st Century Fox America, Inc.
05/18/18	7.250%	5,000,000	5,344,460
Thomson Reuters Corp.
09/29/17	1.650%	7,000,000	7,011,193
Total			12,355,653
Midstream 1.7%
Columbia Pipeline Group, Inc.
06/01/18	2.450%	5,000,000	5,027,585
Enterprise Products Operating LLC
05/07/18	1.650%	6,370,000	6,358,789
Kinder Morgan Finance Co. LLC(a)
01/15/18	6.000%	6,000,000	6,231,924
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	1,600,000	1,687,379
Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	4,864,000	4,901,135
TransCanada PipeLines Ltd.(b)
01/12/18	1.808%	5,000,000	5,020,500
Total			29,227,312
Natural Gas 0.8%
NiSource Finance Corp.
03/15/18	6.400%	6,000,000	6,295,212

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
06/15/18	6.150%	8,000,000	8,478,968
Total			14,774,180
Office REIT 0.4%
Boston Properties LP
11/15/18	3.700%	7,000,000	7,194,320
Pharmaceuticals 2.6%
Actavis Funding SCS(b)
03/12/18	2.033%	5,000,000	5,032,950
Amgen, Inc.
05/15/17	2.125%	7,000,000	7,018,319
Baxalta, Inc.(b)
06/22/18	1.776%	850,000	850,949
Baxalta, Inc.
06/22/18	2.000%	5,000,000	5,006,550
Gilead Sciences, Inc.
09/04/18	1.850%	8,500,000	8,538,819
Merck & Co., Inc.(b)
05/18/18	1.269%	10,000,000	10,043,150
Roche Holdings, Inc.(a)
09/29/17	1.350%	9,000,000	9,006,849
Total			45,497,586
Property & Casualty 1.6%
Berkshire Hathaway Finance Corp.(b)
01/11/19	1.268%	12,000,000	12,022,992
Chubb INA Holdings, Inc.
02/15/17	5.700%	9,548,000	9,562,869
Hartford Financial Services Group, Inc. (The)
03/15/17	5.375%	5,005,000	5,027,594
Travelers Companies, Inc. (The)
05/15/18	5.800%	1,720,000	1,809,647
Total			28,423,102
Railroads 0.5%
Canadian National Railway Co.(b)
11/14/17	1.072%	5,000,000	5,003,880
Union Pacific Corp.
Senior Unsecured
11/15/17	5.750%	4,430,000	4,582,055
Total			9,585,935
Retail REIT 0.6%
Simon Property Group L.P.(a)
02/01/18	1.500%	10,000,000	10,002,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.9%
CVS Health Corp.
07/20/18	1.900%	8,600,000	8,631,786
Lowes Companies, Inc.(b)
09/14/18	1.559%	9,000,000	9,072,819
Target Corp.
05/01/17	5.375%	7,831,000	7,911,886
Wal-Mart Stores, Inc.
02/15/18	5.800%	8,501,000	8,897,886
Total			34,514,377
Technology 2.6%
Apple, Inc.
05/05/17	1.050%	10,000,000	10,006,370
Cisco Systems, Inc.(b)
03/01/19	1.431%	9,990,000	10,057,633
Hewlett Packard Enterprise Co.(b)
10/05/17	2.739%	5,000,000	5,041,950
International Business Machines Corp.
09/14/17	5.700%	10,000,000	10,281,510
Oracle Corp.(b)
01/15/19	1.603%	10,000,000	10,087,420
Total			45,474,883
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
03/15/17	2.750%	570,000	571,003
10/15/17	6.375%	5,100,000	5,267,382
Total			5,838,385
Wireless 0.4%
Rogers Communications, Inc.
08/15/18	6.800%	6,000,000	6,448,386
Wirelines 2.1%
AT&T, Inc.
03/15/17	2.400%	5,350,000	5,357,592
AT&T, Inc.(b)
03/30/17	1.418%	9,000,000	9,005,579
Deutsche Telekom International Finance BV
08/20/18	6.750%	8,000,000	8,593,448
Verizon Communications, Inc.(b)
06/17/19	1.763%	14,000,000	14,125,160
Total			37,081,779
Total Corporate Bonds & Notes (Cost $919,452,269)			919,860,972

The accompanying Notes to Financial Statements are an integral part of this statement.
12	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Foreign Government Obligations 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.2%
Province of Ontario
12/15/17	3.150%	10,000,000	10,156,300
Province of Quebec
05/14/18	4.625%	10,000,000	10,401,640
Total			20,557,940
Total Foreign Government Obligations (Cost $20,608,833)			20,557,940

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.3%
University of California(b)
Revenue Bonds
Taxable Series 2011Y-1
07/01/41	0.994%	5,000,000	4,998,100
State General Obligation 0.3%
State of Illinois
Unlimited General Obligation Bonds
Taxable Series 2011
03/01/17	5.365%	5,000,000	5,014,666
Total Municipal Bonds (Cost $10,011,797)			10,012,766

Residential Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
02/01/36	2.819%	176,737	188,163
Federal National Mortgage Association(b)
03/01/34	3.255%	136,415	139,478
Total Residential Mortgage-Backed Securities - Agency (Cost $311,975)			327,641

Residential Mortgage-Backed Securities - Non-Agency 1.0%

COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/46	2.750%	4,357,746	4,391,426
Mill City Mortgage Trust(a)
Series 2015-2 Class A1
09/25/57	3.000%	4,716,752	4,750,246
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mortgage Repurchase Agreement Financing Trust(a),(b),(c)
CMO Series 2016-3 Class A1
11/10/18	1.763%	9,500,000	9,500,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $18,617,853)			18,641,672

Treasury Bills 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.0%
U.S. Treasury Bill(d)
08/03/17	0.630%	53,125,000	52,957,816
Total			52,957,816
Total Treasury Bills (Cost $52,957,543)			52,957,816

U.S. Government & Agency Obligations 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
10/22/18	0.841%	23,755,000	23,817,024
02/25/19	1.041%	24,735,000	24,872,057
03/15/19	0.917%	15,190,000	15,232,304
Federal Home Loan Mortgage Corp.
03/08/17	1.000%	61,000,000	61,025,814
Total U.S. Government & Agency Obligations (Cost $124,685,488)			124,947,199

U.S. Treasury Obligations 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/15/17	0.875%	53,300,000	53,358,297
Total U.S. Treasury Obligations (Cost $53,362,220)			53,358,297

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(e),(f)	82,654,736	82,654,736
Total Money Market Funds (Cost $82,654,736)		82,654,736
Total Investments (Cost: $1,830,372,813)		1,830,852,445
Other Assets & Liabilities, Net		(60,147,327)
Net Assets		1,770,705,118

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $397,843,530 or 22.47% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $9,500,000, which represents 0.54% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	100,312,375	730,813,061	(748,470,700)	82,654,736	1,773	231,844	82,654,736
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	497,931,432	—	—	497,931,432
Commercial Mortgage-Backed Securities - Non-Agency	—	49,601,974	—	—	49,601,974
Corporate Bonds & Notes	—	919,860,972	—	—	919,860,972
Foreign Government Obligations	—	20,557,940	—	—	20,557,940
Municipal Bonds	—	10,012,766	—	—	10,012,766
Residential Mortgage-Backed Securities - Agency	—	327,641	—	—	327,641
Residential Mortgage-Backed Securities - Non-Agency	—	9,141,672	9,500,000	—	18,641,672
Treasury Bills	—	52,957,816	—	—	52,957,816
U.S. Government & Agency Obligations	—	124,947,199	—	—	124,947,199
U.S. Treasury Obligations	53,358,297	—	—	—	53,358,297
Money Market Funds	—	—	—	82,654,736	82,654,736
Total Investments	53,358,297	1,685,339,412	9,500,000	82,654,736	1,830,852,445
See the Portfolio of Investments for all investment classifications not indicated in the table
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,799,631	-	-	2,799,631
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,747,718,077
Affiliated issuers, at cost	82,654,736
Total investments, at cost	1,830,372,813
Investments, at value
Unaffiliated issuers, at value	1,748,197,709
Affiliated issuers, at value	82,654,736
Total investments, at value	1,830,852,445
Cash	5,005
Receivable for:
Investments sold	577
Capital shares sold	2,081,682
Dividends	43,393
Interest	6,317,393
Expense reimbursement due from Investment Manager	245
Trustees’ deferred compensation plan	68,694
Total assets	1,839,369,434
Liabilities
Payable for:
Investments purchased	6,554,997
Investments purchased on a delayed delivery basis	52,957,543
Capital shares purchased	7,461,738
Distributions to shareholders	1,591,074
Management services fees	12,223
Other expenses	18,047
Trustees’ deferred compensation plan	68,694
Total liabilities	68,664,316
Net assets applicable to outstanding capital stock	$1,770,705,118
Represented by
Paid in capital	1,797,385,991
Excess of distributions over net investment income	(85,288)
Accumulated net realized loss	(27,075,217)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	479,632
Total - representing net assets applicable to outstanding capital stock	$1,770,705,118
Shares outstanding	196,569,788
Net asset value per share	9.01
The accompanying Notes to Financial Statements are an integral part of this statement.
16	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$231,844
Interest	10,050,992
Total income	10,282,836
Expenses:
Management services fees	2,103,576
Compensation of board members	23,596
Audit fees	16,023
Legal fees	4,887
Total expenses	2,148,082
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(42,329)
Total net expenses	2,105,753
Net investment income	8,177,083
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	853,863
Investments — affiliated issuers	1,773
Net realized gain	855,636
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,092,905)
Net change in unrealized appreciation (depreciation)	(1,092,905)
Net realized and unrealized loss	(237,269)
Net increase in net assets resulting from operations	$7,939,814
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$8,177,083	$9,438,839
Net realized gain (loss)	855,636	(3,436,171)
Net change in unrealized appreciation (depreciation)	(1,092,905)	5,847,180
Net increase in net assets resulting from operations	7,939,814	11,849,848
Distributions to shareholders
Net investment income	(8,107,247)	(9,508,316)
Total distributions to shareholders	(8,107,247)	(9,508,316)
Increase (decrease) in net assets from capital stock activity	298,512,205	(49,161,602)
Total increase (decrease) in net assets	298,344,772	(46,820,070)
Net assets at beginning of period	1,472,360,346	1,519,180,416
Net assets at end of period	$1,770,705,118	$1,472,360,346
Excess of distributions over net investment income	$(85,288)	$(155,124)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	94,324,691	849,554,102	93,609,529	842,162,488
Distributions reinvested	69,844	629,167	93,397	840,333
Redemptions	(61,246,446)	(551,671,064)	(99,165,225)	(892,164,423)
Total net increase (decrease)	33,148,089	298,512,205	(5,462,299)	(49,161,602)
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$9.01	$9.00	$9.00	$8.99	$9.01	$9.02
Income from investment operations:
Net investment income	0.04	0.06	0.03	0.04	0.07	0.08
Net realized and unrealized gain (loss)	(0.00) (a)	0.01	(0.00) (a)	0.01	(0.02)	0.00 (a)
Total from investment operations	0.04	0.07	0.03	0.05	0.05	0.08
Less distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.03)	(0.04)	(0.07)	(0.09)
Total distributions to shareholders	(0.04)	(0.06)	(0.03)	(0.04)	(0.07)	(0.09)
Net asset value, end of period	$9.01	$9.01	$9.00	$9.00	$8.99	$9.01
Total return	0.49%	0.77%	0.37%	0.52%	0.55%	0.93%
Ratios to average net assets
Total gross expenses(b)	0.25% (c)	0.26%	0.26%	0.26%	0.26%	0.26%
Total net expenses(b),(d)	0.25% (c)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.97% (c)	0.65%	0.37%	0.40%	0.76%	0.93%
Supplemental data
Portfolio turnover	53%	82%	62%	68%	67%	66%
Net assets, end of period (in thousands)	$1,770,705	$1,472,360	$1,519,180	$1,792,626	$1,836,456	$1,365,792

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund’s prospectus for further details, including applicable investment minimums.
Fund shares
The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund’s management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses described below or in the Fund’s prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.250% of the Fund’s average net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer Agency Fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund.
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2017, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/ reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,830,373,000	1,619,000	(1,140,000)	479,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
2,249,159	1,023,617	11,369,928	5,015,515	8,271,984	27,930,203
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,137,450,040 and $830,464,473, respectively, for the six months ended January 31, 2017, of which $108,059,139 and $121,342,074, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit,
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2017, one unaffiliated shareholder of record owned 92.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	CMG Ultra Short Term Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/institutional; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/institutional, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/institutional or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
CMG Ultra Short Term Bond Fund | Semiannual Report 2017	27

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CMG Ultra Short Term Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/institutional. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/institutional
SAR103_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia U.S. Social Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia U.S. Social Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia U.S. Social Bond Fund   |  Semiannual Report 2017

Columbia U.S. Social Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia U.S. Social Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
James Dearborn
Co-manager
Managed Fund since 2015
Chad Farrington, CFA
Co-manager
Managed Fund since 2015
Tom Murphy, CFA
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/26/15	-4.19	-0.93	0.94
	Including sales charges		-7.04	-3.86	-0.71
Class C	Excluding sales charges	03/26/15	-4.56	-1.69	0.23
	Including sales charges		-5.50	-2.66	0.23
Class R4		03/26/15	-4.06	-0.78	1.19
Class R5		03/26/15	-3.97	-0.70	1.21
Class Z		03/26/15	-4.06	-0.68	1.19
Bloomberg Barclays Municipal Bond Index			-3.34	-0.28	1.71
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2017)
Corporate Bonds & Notes	9.3
Floating Rate Notes	2.8
Municipal Bonds	87.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2017)
AAA rating	6.6
AA rating	36.2
A rating	24.3
BBB rating	26.3
BB rating	2.0
Not rated	4.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	958.10	1,021.71	3.69	3.81	0.74
Class C	1,000.00	1,000.00	954.40	1,017.99	7.32	7.56	1.47
Class R4	1,000.00	1,000.00	959.40	1,022.98	2.45	2.53	0.49
Class R5	1,000.00	1,000.00	960.30	1,023.19	2.25	2.32	0.45
Class Z	1,000.00	1,000.00	959.40	1,022.98	2.45	2.53	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 9.0%
Apple, Inc.
Green Bond
02/23/23	2.850%	250,000	252,300
AT&T, Inc.
06/30/22	3.000%	250,000	246,447
ConAgra Foods, Inc.
01/25/23	3.200%	196,000	196,213
CSX Corp.
06/01/21	4.250%	250,000	265,776
CVS Health Corp.
06/01/21	2.125%	250,000	244,719
Five Corners Funding Trust(a)
11/15/23	4.419%	250,000	264,899
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	250,000	250,233
Scripps Networks Interactive, Inc.
06/15/20	2.800%	500,000	504,470
Sysco Corp.
07/15/21	2.500%	250,000	248,639
Time Warner, Inc.
03/15/20	4.875%	250,000	267,990
Verizon Communications, Inc.
11/01/22	2.450%	250,000	241,157
Total			2,982,843
Total Corporate Bonds & Notes (Cost $2,967,595)			2,982,843

Floating Rate Notes 2.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.4%
New Hampshire Health & Education Facilities Authority(b),(c)
Revenue Bonds
University System of New Hampshire VRDN Series 2005-A1 (State Street)
07/01/35	0.610%	150,000	150,000
New York 1.5%
New York City Water & Sewer System(b),(c)
Revenue Bonds
VRDN Series 2010 (U.S. Bank)
06/15/43	0.620%	250,000	250,000
State of New York Mortgage Agency(b),(c),(d)
Revenue Bonds
VRDN Series 2006-139 (JPMorgan Chase Bank) AMT
10/01/37	0.710%	250,000	250,000
Total			500,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pennsylvania 0.8%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)(c)
Revenue Bonds
Childrens Hospital VRDN Series 2012
07/01/41	0.610%	250,000	250,000
Total Floating Rate Notes (Cost $900,000)			900,000

Municipal Bonds 85.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 5.2%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama Series 2015
06/01/27	5.000%	250,000	288,628
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/26	5.000%	250,000	285,470
Calhoun County Board of Education
Special Tax Bonds
School Warrants Series 2016 (BAM)
02/01/29	5.000%	250,000	284,215
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/30	5.000%	200,000	230,500
University of South Alabama
Refunding Revenue Bonds
Series 2016 (AGM)
11/01/33	5.000%	300,000	340,068
Water Works Board of the City of Birmingham (The)
Refunding Revenue Bonds
Subordinated Series 2016B
01/01/30	5.000%	250,000	290,512
Total			1,719,393
Arizona 1.9%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy Series 2015
06/15/35	5.375%	250,000	243,440

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	100,000	104,661
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/26	5.000%	250,000	290,275
Total			638,376
California 11.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The) Series 2016
09/01/30	4.000%	250,000	262,523
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers Series 2015A
02/01/22	5.000%	215,000	242,486
Harbor Regional Center Project Series 2015
11/01/24	5.000%	250,000	287,250
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools Series 2016
08/01/36	5.000%	250,000	260,003
Revenue Bonds
Green Dot Public School Project Series 2015A
08/01/25	4.000%	250,000	259,868
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West Series 2015
03/01/25	5.000%	250,000	294,157
Revenue Bonds
Loma Linda University Medical Center Series 2014
12/01/34	5.250%	250,000	263,938
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/21	5.000%	250,000	285,552
Jurupa Unified School District
Unlimited General Obligation Bonds
Series 2015A
08/01/23	5.000%	225,000	267,134
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Regional Waste Management Authority(d)
Revenue Bonds
Series 2015B AMT
04/01/21	4.000%	250,000	269,837
Pajaro Valley Water Management Agency
Refunding Revenue Bonds
Series 2015 (AGM)
03/01/22	5.000%	250,000	286,952
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/36	5.000%	100,000	103,664
Tuolumne Wind Project Authority
Refunding Revenue Bonds
Tuolumne Wind Project Series 2016A
01/01/29	5.000%	300,000	357,657
West Kern Community College District
Unlimited General Obligation Refunding Bonds
Series 2015A (AGM)
11/01/24	5.000%	250,000	296,222
Total			3,737,243
Colorado 0.9%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center Series 2015B
09/01/26	5.000%	250,000	283,867
Connecticut 0.8%
State of Connecticut Clean Water Fund-State Revolving Fund
Revenue Bonds
Green Bonds Series 2015A
03/01/19	5.000%	250,000	269,993
District of Columbia 1.6%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/23	5.000%	250,000	290,607
Friendship Public Charter School Series 2016
06/01/41	5.000%	250,000	252,585
Total			543,192

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 2.1%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	250,000	261,795
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects Series 2015
06/15/25	5.000%	150,000	149,181
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/32	5.000%	250,000	284,805
Total			695,781
Georgia 2.3%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/39	5.000%	250,000	266,215
Georgia Housing & Finance Authority(d)
Refunding Revenue Bonds
Series 2015A-2 AMT
06/01/20	2.000%	500,000	502,270
Total			768,485
Guam 0.8%
Guam Government Waterworks Authority(e)
Refunding Revenue Bonds
Series 2014A
07/01/35	5.000%	150,000	160,434
Guam Government Waterworks Authority
Revenue Bonds
Series 2016
07/01/36	5.000%	100,000	105,767
Total			266,201
Idaho 1.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital Series 2016
09/01/28	5.000%	250,000	270,040
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/25	3.200%	230,000	234,575
Total			504,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 7.9%
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/32	5.000%	300,000	327,240
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/21	5.000%	250,000	275,328
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien Series 2001 (AMBAC)
11/01/30	5.750%	585,000	669,240
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/34	5.000%	250,000	272,625
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/36	3.450%	250,000	238,280
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bonds
Series 2016E
12/01/33	5.000%	250,000	283,407
Unlimited General Obligation Bonds
Green Bond Series 2016E
12/01/35	5.000%	500,000	562,805
Total			2,628,925
Indiana 2.5%
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/27	2.816%	250,000	238,550
Ivy Tech Community College of Indiana
Refunding Revenue Bonds
Student Fee Series 2015T
07/01/24	5.000%	250,000	293,177
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/32	5.000%	250,000	282,640
Total			814,367

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.7%
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/31	3.499%	250,000	247,730
Louisiana 0.6%
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Series 2016
05/15/34	5.000%	100,000	108,497
Louisiana Public Facilities Authority(a),(d)
Revenue Bonds
Louisiana Pellets, Inc. Project Series 2015 AMT
07/01/24	7.000%	250,000	99,940
Total			208,437
Maine 0.7%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/35	3.300%	250,000	231,720
Maryland 3.3%
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project Series 2016 AMT
03/31/36	5.000%	250,000	268,620
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/23	5.000%	250,000	286,442
The John Hopkins Health System Series 2015
05/15/19	5.000%	250,000	270,970
University of Maryland Medical System Series 2015
07/01/19	4.000%	250,000	263,983
Total			1,090,015
Massachusetts 2.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
South Shore Hospital Series 2016I
07/01/31	5.000%	250,000	280,067
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds - Boston Medical Center Series 2015
07/01/44	5.000%	250,000	260,625
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/36	3.600%	250,000	240,033
Total			780,725
Michigan 0.8%
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/32	5.000%	250,000	271,618
Minnesota 2.6%
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/21	5.000%	250,000	283,567
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/30	5.750%	100,000	98,938
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program Series 2015
07/01/24	4.000%	250,000	244,495
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project Series 2016
08/01/36	6.000%	250,000	236,558
Total			863,558
Mississippi 2.7%
Biloxi Public School District
Revenue Bonds
Trust Certificates Series 2016 (BAM)
04/01/29	5.000%	250,000	285,820
City of Gulfport
Unlimited General Obligation Refunding Bonds
Water & Sewer Series 2015
07/01/21	5.000%	250,000	282,340

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District Series 2016F
12/01/32	4.000%	300,000	309,852
Total			878,012
Missouri 1.3%
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project Series 2015
11/01/27	3.250%	215,000	216,101
St. Louis County Industrial Development Authority
Improvement Refunding Revenue Bonds
Ranken-Jordan Project Series 2016
11/15/28	5.000%	200,000	207,650
Total			423,751
Nebraska 0.8%
Nebraska Investment Finance Authority
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/30	3.450%	250,000	250,935
Nevada 0.9%
Las Vegas Valley Water District
Limited General Obligation Refunding Bonds
Water Improvement Series 2016A
06/01/41	5.000%	250,000	283,245
New Mexico 0.9%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services Series 2015
08/01/21	5.000%	250,000	282,313
New York 9.4%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/28	5.000%	250,000	284,750
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood Series 2015S
05/01/26	3.400%	500,000	512,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Sustainable Neighborhood Bonds Series 2016
11/01/31	3.600%	300,000	302,457
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/26	5.000%	250,000	294,740
Revenue Bonds
Green Bonds Series 2016A-1
11/15/33	5.000%	250,000	285,040
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing Series 2017 (GNMA)
11/01/42	4.000%	300,000	300,216
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/27	5.000%	300,000	351,441
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds Series 2015
10/01/23	5.000%	250,000	280,077
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/35	3.650%	250,000	238,560
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center Series 2016
11/01/34	5.000%	250,000	267,528
Total			3,117,529
Ohio 3.7%
American Municipal Power, Inc.
Green Revenue Bonds
Meldahl Hydroelectric Project Series 2016
02/15/27	5.000%	250,000	291,102
City of Akron
Refunding Revenue Bonds
Community Learning Centers Series 2016
12/01/29	5.000%	300,000	350,613

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Cleveland Water Pollution Control
Revenue Bonds
Green Bonds Series 2016
11/15/41	5.000%	250,000	278,548
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement Series 2016
12/01/32	5.000%	250,000	291,095
Total			1,211,358
Pennsylvania 4.3%
Capital Region Water
Refunding Revenue Bonds
Series 2016A (BAM)
07/15/29	5.000%	250,000	285,977
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/28	5.000%	300,000	359,172
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/22	5.000%	250,000	275,468
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects Series 2016A-1
12/01/41	5.000%	200,000	216,452
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/28	5.000%	250,000	280,237
Total			1,417,306
Rhode Island 0.8%
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity Series 2015 AMT
10/01/25	3.550%	250,000	253,873
South Carolina 1.7%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/20	5.000%	250,000	277,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter School District Projects Series 2016 (BAM)
12/01/26	5.000%	250,000	287,402
Total			564,562
Tennessee 0.7%
Tennessee Housing Development Agency
Revenue Bonds
Series 2015-1C
01/01/22	2.450%	235,000	237,832
Texas 5.0%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools Series 2016A
02/15/31	5.000%	250,000	287,830
Austin Community College District Public Facility Corp.
Refunding Revenue Bonds
Series 2015
08/01/19	5.000%	250,000	270,770
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Hospital Series 2015
10/01/21	5.000%	250,000	284,925
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	250,000	259,110
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (Permenant School Fund Guarantee)
02/15/22	5.000%	250,000	289,662
Texas State Technical College
Refunding Revenue Bonds
Improvements Series 2016 (AGM)
10/15/30	4.000%	250,000	260,708
Total			1,653,005
Washington 1.4%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/29	4.000%	250,000	259,967

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	200,000	190,518
Total			450,485
Wisconsin 1.5%
Milwaukee Redevelopment Authority
Revenue Bonds
Milwaukee Public Schools Series 2016A
11/15/26	5.000%	220,000	253,997
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio Series 2015
12/01/35	4.750%	250,000	249,675
Total			503,672
Total Municipal Bonds (Cost $28,689,246)			28,092,119
Total Investments (Cost $32,556,841)	31,974,962
Other Assets and Liabilities, Net	1,077,109
Net Assets	$33,052,071

At January 31, 2017, securities and/or cash totaling $46,700 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(6)	USD	(905,063)	03/2017	3,551	—
U.S. Treasury 10-Year Note	(14)	USD	(1,742,562)	03/2017	7,845	—
Total			(2,647,625)		11,396	—
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $1,277,331 or 3.87% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Variable rate security.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $160,434 or 0.49% of net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	2,982,843	—	—	2,982,843
Floating Rate Notes	—	900,000	—	—	900,000
Municipal Bonds	—	28,092,119	—	—	28,092,119
Total Investments	—	31,974,962	—	—	31,974,962
Derivatives
Asset
Futures Contracts	11,396	—	—	—	11,396
Total	11,396	31,974,962	—	—	31,986,358
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$32,556,841
Total investments, at cost	32,556,841
Investments, at value
Unaffiliated issuers, at value	31,974,962
Total investments, at value	31,974,962
Cash	316,160
Margin deposits	46,700
Receivable for:
Investments sold	5,021
Capital shares sold	518,797
Interest	297,381
Expense reimbursement due from Investment Manager	525
Prepaid expenses	134
Trustees’ deferred compensation plan	5,795
Other assets	1,429
Total assets	33,166,904
Liabilities
Payable for:
Capital shares purchased	4,638
Distributions to shareholders	68,509
Variation margin	7,062
Management services fees	428
Distribution and/or service fees	50
Transfer agent fees	662
Compensation of chief compliance officer	1
Audit fees	19,088
Other expenses	8,600
Trustees’ deferred compensation plan	5,795
Total liabilities	114,833
Net assets applicable to outstanding capital stock	$33,052,071
Represented by
Paid in capital	33,627,362
Undistributed net investment income	4,523
Accumulated net realized loss	(9,331)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(581,879)
Futures contracts	11,396
Total - representing net assets applicable to outstanding capital stock	$33,052,071
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$4,639,957
Shares outstanding	469,113
Net asset value per share	$9.89
Maximum offering price per share(a)	$10.20
Class C
Net assets	$804,278
Shares outstanding	81,324
Net asset value per share	$9.89
Class R4
Net assets	$9,893
Shares outstanding	1,000
Net asset value per share	$9.89
Class R5
Net assets	$1,068,414
Shares outstanding	107,971
Net asset value per share	$9.90
Class Z
Net assets	$26,529,529
Shares outstanding	2,681,817
Net asset value per share	$9.89

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$549
Interest	456,384
Total income	456,933
Expenses:
Management services fees	87,620
Distribution and/or service fees
Class A	4,413
Class C	2,248
Transfer agent fees
Class A	450
Class C	59
Class R4	2
Class R5	143
Class Z	3,554
Compensation of board members	10,001
Custodian fees	9,002
Printing and postage fees	8,935
Registration fees	37,757
Audit fees	16,467
Legal fees	403
Compensation of chief compliance officer	7
Other	6,689
Total expenses	187,750
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(101,153)
Fees waived by transfer agent
Class R5	(113)
Total net expenses	86,484
Net investment income	370,449
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(48,582)
Futures contracts	53,951
Net realized gain	5,369
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,747,898)
Futures contracts	34,706
Net change in unrealized appreciation (depreciation)	(1,713,192)
Net realized and unrealized loss	(1,707,823)
Net decrease in net assets resulting from operations	$(1,337,374)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$370,449	$441,684
Net realized gain (loss)	5,369	(4,822)
Net change in unrealized appreciation (depreciation)	(1,713,192)	1,184,781
Net increase (decrease) in net assets resulting from operations	(1,337,374)	1,621,643
Distributions to shareholders
Net investment income
Class A	(36,155)	(14,420)
Class C	(3,041)	(396)
Class R4	(118)	(187)
Class R5	(6,083)	(805)
Class Z	(318,872)	(427,709)
Total distributions to shareholders	(364,269)	(443,517)
Increase in net assets from capital stock activity	3,354,959	10,232,273
Total increase in net assets	1,653,316	11,410,399
Net assets at beginning of period	31,398,755	19,988,356
Net assets at end of period	$33,052,071	$31,398,755
Undistributed (excess of distributions over) net investment income	$4,523	$(1,657)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	331,927	3,345,902	287,239	2,947,532
Distributions reinvested	3,521	35,429	1,380	14,260
Redemptions	(144,490)	(1,445,579)	(11,464)	(118,097)
Net increase	190,958	1,935,752	277,155	2,843,695
Class C
Subscriptions	61,562	613,266	21,847	226,123
Distributions reinvested	297	2,967	30	315
Redemptions	(3,386)	(33,275)	(27)	(282)
Net increase	58,473	582,958	21,850	226,156
Class R5
Subscriptions	100,402	1,000,000	5,905	60,000
Distributions reinvested	603	5,965	61	623
Net increase	101,005	1,005,965	5,966	60,623
Class Z
Subscriptions	139,773	1,418,068	694,458	7,105,050
Distributions reinvested	2,538	25,568	869	9,011
Redemptions	(161,790)	(1,613,352)	(1,178)	(12,262)
Net increase (decrease)	(19,479)	(169,716)	694,149	7,101,799
Total net increase	330,957	3,354,959	999,120	10,232,273
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
1/31/2017 (c)	$10.43	0.11	(0.55)	(0.44)	(0.10)
7/31/2016	$9.94	0.17	0.48	0.65	(0.16)
7/31/2015 (e)	$10.00	0.02	(0.06)	(0.04)	(0.02)
Class C
1/31/2017 (c)	$10.43	0.07	(0.54)	(0.47)	(0.07)
7/31/2016	$9.94	0.09	0.48	0.57	(0.08)
7/31/2015 (f)	$10.00	0.01	(0.06)	(0.05)	(0.01)
Class R4
1/31/2017 (c)	$10.43	0.12	(0.54)	(0.42)	(0.12)
7/31/2016	$9.94	0.19	0.49	(0.68)	(0.19)
7/31/2015 (g)	$10.00	0.03	(0.06)	(0.03)	(0.03)
Class R5
1/31/2017 (c)	$10.43	0.13	(0.54)	(0.41)	(0.12)
7/31/2016	$9.94	0.19	0.48	0.67	(0.18)
7/31/2015 (h)	$10.00	0.03	(0.06)	(0.03)	(0.03)
Class Z
1/31/2017 (c)	$10.43	0.12	(0.54)	(0.42)	(0.12)
7/31/2016	$9.94	0.19	0.49	0.68	(0.19)
7/31/2015 (i)	$10.00	0.04	(0.07)	(0.03)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Class A shares commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
(f)	Class C shares commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
(g)	Class R4 shares commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
(i)	Class Z shares commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$9.89	(4.19%)	1.37% (d)	0.74% (d)	2.07% (d)	10%	$4,640
(0.16)	$10.43	6.60%	1.72%	0.81%	1.72%	26%	$2,901
(0.02)	$9.94	(0.38%)	1.72% (d)	0.80% (d)	0.67% (d)	11%	$10

(0.07)	$9.89	(4.56%)	2.13% (d)	1.47% (d)	1.37% (d)	10%	$804
(0.08)	$10.43	5.80%	2.47%	1.56%	0.93%	26%	$238
(0.01)	$9.94	(0.54%)	2.47% (d)	1.45% (d)	0.02% (d)	11%	$10

(0.12)	$9.89	(4.06%)	1.12% (d)	0.49% (d)	2.32% (d)	10%	$10
(0.19)	$10.43	6.87%	1.47%	0.56%	1.83%	26%	$10
(0.03)	$9.94	(0.29%)	1.47% (d)	0.55% (d)	0.92% (d)	11%	$10

(0.12)	$9.90	(3.97%)	1.15% (d)	0.45% (d)	2.53% (d)	10%	$1,068
(0.18)	$10.43	6.82%	1.51%	0.60%	1.85%	26%	$73
(0.03)	$9.94	(0.31%)	1.52% (d)	0.60% (d)	0.87% (d)	11%	$10

(0.12)	$9.89	(4.06%)	1.11% (d)	0.49% (d)	2.31% (d)	10%	$26,530
(0.19)	$10.43	6.86%	1.48%	0.56%	1.85%	26%	$28,176
(0.03)	$9.94	(0.29%)	1.47% (d)	0.55% (d)	1.14% (d)	11%	$19,949
Columbia U.S. Social Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased on or after August 8, 2016 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to August 8, 2016, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
22	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Columbia U.S. Social Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	11,396*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	53,951

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	34,706
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	2,231,188*

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective December 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.480% to 0.290% as the Fund’s net assets increase. Prior to December 1, 2016, the management services fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.570% to 0.540%. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.539% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2017, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
26	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. In addition, effective October 1, 2016 Class R5 included a voluntary transfer agency fee waiver of 0.05%, which became contractual effective December 1, 2016 through November 30, 2017.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.03%
Class C	0.03
Class R4	0.03
Class R5	0.01
Class Z	0.03
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	10,327
Class C	1
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	0.70%	0.95%
Class C	1.45	1.70
Class R4	0.45	0.70
Class R5	0.44	0.60
Class Z	0.45	0.70
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time.
Reflected in the contractual cap commitment, effective December 1, 2016, is the Investment Manager’s contractual agreement to waive 0.05% of its Class R5 transfer agency fee, with this waiver agreement through November 30, 2017, unless sooner terminated at the sole discretion of the Board of Trustees.
28	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
In addition, between October 1, 2016 through November 30, 2016, the Fund’s expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the annual rates of 0.70% for Class A, 1.45% for Class C, 0.45% for Class R4, 0.44% for Class R5 and 0.45% for Class Z. In addition, reflected in this voluntary cap commitment was the Investment Manager’s voluntary agreement to waive 0.05% of its Class R5 transfer agency fee.
Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
32,557,000	191,000	(773,000)	(582,000)
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	38,010	—	38,010
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,044,799 and $3,098,470, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 86.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
Social impact investing may increase risk due to the limitations and constraints involved in investment selection and, as a result, the Fund may underperform other funds that do not consider the social impact.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
30	Columbia U.S. Social Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia U.S. Social Bond Fund | Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia U.S. Social Bond Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia U.S. Social Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR262_07_G01_(03/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2017